    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.

                                                              FILE NO. 033-59541

                                                                    811-03072-01

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                / /
POST-EFFECTIVE AMENDMENT NO. 25                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 611                                                          /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  FOR SECTION 403 (b) OR 408 PLANS
  ISSUED BY HARTFORD LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT TWO

    This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in (a) annuity purchase plans adopted according to section 403(b) of the Internal Revenue Code by public school systems and certain tax-exempt organizations described in section 501(c)(3) of the Code, (b) employee pension plans established for employees of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (c) Individual Retirement Annuity plans adopted according to section 408 of the Code.

    We hold Contributions in a Separate Account that is known as Hartford Life Insurance Company Separate Account Two during the period before Annuity payouts start and during the period after Annuity payouts start.

    The Contracts may contain a General Account option. The General Account option may contain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The underlying Funds are listed below:

-   American Century VP Capital Appreciation Fund -- Class I
-   Calvert VP SRI Balanced Portfolio
-   Fidelity(R) VIP Asset Manager Portfolio -- Initial Class
-   Fidelity(R) VIP Contrafund(R) Portfolio -- Initial Class
-   Fidelity(R) VIP Growth Portfolio -- Initial Class
-   Fidelity(R) VIP Overseas Portfolio -- Initial Class
-   Hartford Advisers HLS Fund -- Class IA
-   Hartford Capital Appreciation HLS Fund -- Class IA
-   Hartford Dividend and Growth HLS Fund -- Class IA
-   Hartford Index HLS Fund -- Class IA
-   Hartford International Opportunities HLS Fund -- Class IA
-   Hartford Money Market HLS Fund -- Class IA
-   Hartford Stock HLS Fund -- Class IA
-   Hartford Total Return Bond HLS Fund -- Class IA
-   Hartford U.S. Government Securities HLS Fund -- Class IA

  For more information on the underlying Funds see the section entitled "The Funds"

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and, like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2012



Statement of Additional Information Dated: May 1, 2012

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          11
HARTFORD LIFE INSURANCE COMPANY                                          11
THE SEPARATE ACCOUNT                                                     12
THE FUNDS                                                                12
GENERAL ACCOUNT OPTION                                                   16
CONTRACT CHARGES                                                         16
 Sales Charge                                                            16
 Annual Maintenance Fee                                                  17
 Is there ever a time when the Sales Charge or Annual Maintenance        17
  Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    18
 Loan Fees                                                               18
 Premium Taxes                                                           18
 Transfer Fee                                                            18
 Experience Rating under the Contracts                                   18
 Negotiated Charges and Fees                                             19
 Charges of the Funds                                                    19
 Plan Related Expenses                                                   19
THE CONTRACTS                                                            19
 The Contracts Offered                                                   19
 Assignments                                                             19
 Pricing and Crediting of Contributions                                  19
 May I cancel my certificate?                                            20
 May I make changes in the amounts of my Contribution?                   20
 Can you transfer from one Sub-Account to another?                       20
 What is a Sub-Account Transfer?                                         20
 What Happens When you Request a Sub-Account Transfer?                   20
 What Restrictions Are There on Your Ability to Make a                   21
  Sub-Account Transfer?
 Fund Trading Policies                                                   21
 How are you affected by frequent Sub-Account Transfers?                 22
 General Account Option Transfers                                        23
 Telephone and Internet Transfers                                        23
 Dollar Cost Averaging                                                   23
 May I request a loan from my Participant Account?                       24
 How do I know what my Participant Account is worth?                     24
 How are the underlying Fund shares valued?                              25
DEATH BENEFITS                                                           26
 Determination of the Beneficiary                                        26
 Death before the Annuity Commencement Date                              26
 Calculation of the death benefit                                        26
 Death on or after the Annuity Commencement Date                         26
SETTLEMENT PROVISIONS                                                    27
 Can payment of the Surrender value ever be postponed beyond the         27
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      27
 How do I elect an Annuity Commencement Date and Annuity Payout          28
  Option?
 What is the minimum amount that I may select for an Annuity             28
  Payout?
 How are Contributions made to establish an Annuity Account?             28
 Can a Contract be suspended by a Contract Owner?                        28
 Annuity Payout Options                                                  28
 Systematic Withdrawal Option                                            29
 How are Variable Annuity Payouts determined?                            30
FEDERAL TAX CONSIDERATIONS                                               31
 A. General                                                              31
 B. Taxation of Hartford and the Separate Account                        32
 C. Diversification of the Separate Account                              32
 D. Tax Ownership of the Assets in the Separate Account                  32
 E. Non-Natural Persons as Owners                                        33
 F. Annuity Purchases by Nonresident Aliens and Foreign                  33
  Corporations
 G. Generation Skipping Transfer Tax                                     33
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     34
MORE INFORMATION                                                         42
 Can a Contract be modified?                                             42
 Can Hartford waive any rights under a Contract?                         42
 How Contracts Are Sold                                                  42
 Who is the custodian of the Separate Account's assets?                  44
 Are there any material legal proceedings affecting the Separate         44
  Account?
 How may I get additional information?                                   44
APPENDIX I -- ACCUMULATION UNIT VALUES                                   45
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                48

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

INDIVIDUAL RETIREMENT ANNUITY: An Annuity Contract purchased or sponsored by an Employer on behalf of its employees that provides for special tax treatment under section 408 of the Code.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under the Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of premium payments)                                   None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)
  During the First Year through Fifth Year                                                                  5%
  During the Sixth Year                                                                                     4%
  During the Seventh Year                                                                                   3%
  During the Eighth Year                                                                                    2%
  During the Ninth Year                                                                                     1%
  During the Tenth Year and thereafter                                                                      0%
Loan Set-Up Fee (3)                                                                                        $25

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*                                                                            $25
ANNUAL MAINTENANCE FEE (5)                                                                                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk and Administrative Charge                                                     1.25%
Total Separate Account Annual Expenses                                                                   1.25%

------------

(4) We deduct this $25 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the annual loan administration fee.

(5) We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.00%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE


     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $773
3 years                                                                   $1,335
5 years                                                                   $1,923
10 years                                                                  $2,873



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $231
3 years                                                                     $769
5 years                                                                   $1,330
10 years                                                                  $2,843



     (3) If you do not Surrender your Contract:



1 year                                                                      $261
3 years                                                                     $799
5 years                                                                   $1,360
10 years                                                                  $2,873


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with Employer programs allowing employee participation and special tax treatment under section 403(b) and Section 408 of the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of Separate Account Two.

    During the Accumulation Period, Participants may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a contingent deferred sales charge ("Sales Charge") when you partially or fully Surrender the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Fifth Year                                 5%
During the Sixth Year                                                   4%
During the Seventh Year                                                 3%
During the Eighth Year                                                  2%
During the Ninth Year                                                   1%
During the Tenth Year and thereafter                                    0%

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate of 1.25% from the average daily net assets of Separate Account Two. The mortality and expense risk and administrative charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.


IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $25. In addition, loans may also be subject to an annual loan administration fee of $25. We do not currently charge the annual loan administration fee.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held, less Premium Taxes if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract. (See "Settlement Provisions").

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Separate Account Two may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality, expense risk, and administrative undertakings and the highest annual maintenance fee.



    The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, expense risk, and administrative undertakings and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.


    If applicable, the Sub-Accounts may ADVERTISE YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


    A Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be re-invested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level, including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.


    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    The Separate Account is where we set aside and invest assets of some of our annuity contracts, including this Contract. The assets of Separate Account Two were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-II on December 31, 1987.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.


    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.



SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Capital              The fund seeks capital growth             American Century Investment Management,
  Appreciation Fund -- Class I                                                      Inc.
CALVERT VARIABLE SERIES, INC.
 Calvert VP SRI Balanced Portfolio        Seeks to achieve a competitive total      Calvert Investment Management Inc. New
                                          return through an actively managed        Amsterdam, LLC
                                          portfolio of stocks, bonds and money
                                          market instruments which offer income
                                          and capital growth opportunity and which
                                          satisfy the investment and social
                                          criteria

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager Portfolio  Seeks to obtain high total return with    Fidelity Management & Research Company
  -- Initial Class                        reduced risk over the long term by        Sub-advised by FMR Co., Inc. and other
                                          allocating its assets among stocks,       Fidelity affiliates
                                          bonds, and short-term instruments
 Fidelity(R) VIP Contrafund(R) Portfolio  Seeks long-term capital appreciation      Fidelity Management & Research Company
  -- Initial Class                                                                  Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio --      Seeks to achieve capital appreciation     Fidelity Management & Research Company
  Initial Class                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --    Seeks long-term growth of capital         Fidelity Management & Research Company
  Initial Class                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities HLS  Seeks to maximize total return while      HL Investment Advisors, LLC
  Fund -- Class IA                        providing shareholders with a high level  Sub-advised by Wellington Management
                                          of current income consistent with         Company, LLP
                                          prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA   Seeks long-term total return              HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Capital Appreciation HLS Fund   Seeks growth of capital                   HL Investment Advisors, LLC
  -- Class IA (a)                                                                   Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      HL Investment Advisors, LLC
  -- Class IA                             consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IA      Seeks to provide investment results       HL Investment Advisors, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.
 Hartford International Opportunities     Seeks long-term growth of capital         HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                              Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Money Market HLS Fund -- Class  Maximum current income consistent with    HL Investment Advisors, LLC
  IA++                                    liquidity and preservation of capital     Sub-advised by Hartford Investment
                                                                                    Management Company
 Hartford Stock HLS Fund -- Class IA      Seeks long-term growth of capital         HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    HL Investment Advisors, LLC
  Class IA                                income as a secondary objective           Sub-advised by Wellington Management
                                                                                    Company, LLP



++ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.




(a)    Closed to Contracts issued on or after 1/3/2005.



    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of

Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.45% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

     For Example:

         As one of its selected investment options in its Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.


    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:


       1.   The National Association of Police Officers;



       2.   Florida Police Benevolent Association, Inc.;



       3.   Police Benevolent & Protective Association of Illinois;

       4.   Combined Law Enforcement Association of Texas; and



       5.   The American Public Garden Association.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                                CONTRACT CHARGES

    SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.

    The percentage used to calculate the contingent deferred Sales Charge is equal to:

                                                                SALES CHARGE
                                                               AS A PERCENTAGE
                                                               OF PARTICIPANT
                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                     SURRENDERED
--------------------------------------------------------------------------------
During the First through the Fifth Year                                5%
During the Sixth Year                                                  4%
During the Seventh Year                                                3%
During the Eighth Year                                                 2%
During the Ninth Year                                                  1%
During the Tenth Year and thereafter                                   0%

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $30 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

IS THERE EVER A TIME WHEN THE SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT
APPLY?

    We do not deduct the Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the
Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - separation from service with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under a Code section 403(b)(7) custodial account that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% against all Contract values in the Sub-Accounts.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

       - MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

       - MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

       - EXPENSE RISK -- We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $25. In addition, loans may also be subject to an annual loan administration fee of $25. We do not currently charge the $25 annual loan administration fee.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,

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(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. We can offer the Contracts for use in connection with Tax Sheltered Annuity plans adopted under section 403(b) of the Code by public school systems, certain tax-exempt organizations described in section 501(c)(3) of the Code and including employee pension plans established for employees by a state, political subdivision of a state, or an agency or instrumentality of either a state or political subdivision of a state. We can also offer the Contracts in connection with Individual Retirement Annuity plans. We issue a Contract to an Employer or to a trustee or custodian of the Employer's plan to provide a Tax Sheltered Annuity or Individual Retirement Annuity plan for its employees.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in New York in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Sub-Account for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund within our accounts rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.


    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $25. In addition, while your loan is outstanding, we deduct a $25 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

    (a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

    (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-771-3051 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options under Separate Account Two (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, b) SEPARATED FROM SERVICE, c) DIED, d) BECOME DISABLED OR e) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time in the interim, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Except with respect to Annuity payout option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity payout option 5 will be subject to applicable Sales Charges.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2 ) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 65 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT, OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.

SYSTEMATIC WITHDRAWAL OPTION

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations."

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payouts is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue

Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Code requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required

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minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

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    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

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       d.  in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

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       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under

Code Sections 402(c), 403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

     CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc. (an affiliate of ours).


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

    For the fiscal year ended December 31, 2011, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $3.0 million.



    Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                        YEAR ENDED DECEMBER 31,
SUB ACCOUNT                               2011           2010           2009           2008           2007           2006
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
Accumulation unit value at beginning
 of period                                $2.228         $1.719         $1.242         $2.339         $1.686         $1.409
Accumulation unit value at end of
 period                                   $1.995         $2.228         $1.719         $1.242         $2.339         $1.686
Number of accumulation units
 outstanding at end of period (in
 thousands)                                1,622            302            318          2,816          3,121             --
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                $3.097         $2.797         $2.267         $3.339         $3.443         $3.156
Accumulation unit value at end of
 period                                   $3.198         $3.097         $2.797         $2.267         $3.339         $3.443
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   77            114            134            718            803             23
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
Accumulation unit value at beginning
 of period                                $2.260         $2.002         $1.577         $2.240         $1.956         $1.854
Accumulation unit value at end of
 period                                   $2.174         $2.260         $2.002         $1.577         $2.240         $1.956
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   77            146            165          1,628          1,750          1,840
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
Accumulation unit value at beginning
 of period                                $3.429         $2.962         $2.214         $3.900         $3.352         $3.052
Accumulation unit value at end of
 period                                   $3.301         $3.429         $2.962         $2.214         $3.900         $3.352
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  378            512            525          5,865          6,485          6,860
FIDELITY(R) VIP GROWTH PORTFOLIO
Accumulation unit value at beginning
 of period                                $2.053         $1.674         $1.326         $2.542         $2.020         $1.927
Accumulation unit value at end of
 period                                   $2.031         $2.053         $1.674         $1.326         $2.542         $2.020
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  278            394            465          5,427          6,035          6,327

                                                       YEAR ENDED DECEMBER 31,
SUB ACCOUNT                               2005           2004           2003           2002
--------------------------------------
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
Accumulation unit value at beginning
 of period                                $1.167         $1.089         $0.913         $1.175
Accumulation unit value at end of
 period                                   $1.409         $1.167         $1.089         $0.913
Number of accumulation units
 outstanding at end of period (in
 thousands)                                2,977          2,572          3,065          2,683
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                $2.936         $2.744         $2.329         $2.688
Accumulation unit value at end of
 period                                   $3.156         $2.936         $2.744         $2.329
Number of accumulation units
 outstanding at end of period (in
 thousands)                                1,088          1,135          1,171          1,166
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
Accumulation unit value at beginning
 of period                                $1.805         $1.725         $1.481         $1.643
Accumulation unit value at end of
 period                                   $1.854         $1.805         $1.725         $1.481
Number of accumulation units
 outstanding at end of period (in
 thousands)                                2,425          2,795          2,976          2,846
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
Accumulation unit value at beginning
 of period                                $2.643         $2.308         $1.819         $2.034
Accumulation unit value at end of
 period                                   $3.052         $2.643         $2.308         $1.819
Number of accumulation units
 outstanding at end of period (in
 thousands)                                8,248          8,343          8,757          8,823
FIDELITY(R) VIP GROWTH PORTFOLIO
Accumulation unit value at beginning
 of period                                $1.844         $1.795         $1.368         $1.984
Accumulation unit value at end of
 period                                   $1.927         $1.844         $1.795         $1.368
Number of accumulation units
 outstanding at end of period (in
 thousands)                                8,357          9,833         11,093         11,294

                                                                      YEAR ENDED DECEMBER 31,
SUB ACCOUNT                                2011             2010             2009             2008             2007
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
Accumulation unit value at beginning
 of period                                  $1.905           $1.706           $1.370           $2.469           $2.123
Accumulation unit value at end of
 period                                     $1.559           $1.905           $1.706           $1.370           $2.469
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    148              213              233            2,352            2,701
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $7.701           $6.954           $5.549           $8.209           $7.779
Accumulation unit value at end of
 period                                     $7.747           $7.701           $6.954           $5.549           $8.209
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    272              380              408            3,582            4,124
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $22.316          $19.396          $13.992          $25.990          $22.511
Accumulation unit value at end of
 period                                    $19.525          $22.316          $19.396          $13.992          $25.990
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    241              319              381            4,765            5,343
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $3.453           $3.088           $2.514           $3.767           $3.543
Accumulation unit value at end of
 period                                     $3.455           $3.453           $3.088           $2.514           $3.767
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    613              853              771            5,679            6,232
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $5.069           $4.473           $3.674           $5.904           $5.724
Accumulation unit value at end of
 period                                     $5.097           $5.069           $4.473           $3.674           $5.904
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    199              262              302            3,631            4,181
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                  $2.755           $2.436           $1.920           $3.362           $2.679
Accumulation unit value at end of
 period                                     $2.340           $2.755           $2.436           $1.920           $3.362
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    334              429              529            4,013            4,518

                                                                   YEAR ENDED DECEMBER 31,
SUB ACCOUNT                                2006             2005             2004             2003             2002
--------------------------------------  ------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
Accumulation unit value at beginning
 of period                                  $1.833           $1.557           $1.380           $0.975           $1.238
Accumulation unit value at end of
 period                                     $2.123           $1.833           $1.557           $1.380           $0.975
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2,690            2,943            3,059            2,935            2,696
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $7.090           $6.690           $6.514           $5.555           $6.505
Accumulation unit value at end of
 period                                     $7.779           $7.090           $6.690           $6.514           $5.555
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,326            5,812            6,667            7,334            7,903
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $19.423          $16.962          $14.347          $10.181          $12.804
Accumulation unit value at end of
 period                                    $22.511          $19.423          $16.962          $14.347          $10.181
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  5,640            6,931            7,640            7,972            8,231
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $2.963           $2.831           $2.548           $2.035           $2.407
Accumulation unit value at end of
 period                                     $3.543           $2.963           $2.831           $2.548           $2.035
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,514            7,707            8,285            8,615            8,504
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $4.644           $4.543           $4.381           $3.447           $4.473
Accumulation unit value at end of
 period                                     $5.724           $4.644           $4.543           $4.381           $3.447
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,416            6,422            7,503            7,370            7,410
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                  $2.154           $1.898           $1.611           $1.222           $1.509
Accumulation unit value at end of
 period                                     $2.679           $2.154           $1.898           $1.611           $1.222
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,856            4,623            4,882            4,535            4,575

                                                                      YEAR ENDED DECEMBER 31,
SUB ACCOUNT                                2011             2010             2009             2008             2007
---------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                  $3.495           $3.539           $3.670           $3.628           $3.492
Accumulation unit value at end of
 period                                     $3.451           $3.495           $3.539           $3.670           $3.628
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    138              165              201            1,472            1,282
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $19.469          $17.172          $11.548          $20.540          $20.561
Accumulation unit value at end of
 period                                    $19.016          $19.469          $17.172          $11.548          $20.540
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    180              245              283            3,360            3,867
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                  $8.048           $7.580           $6.820           $7.460           $7.171
Accumulation unit value at end of
 period                                     $8.504           $8.048           $7.580           $6.820           $7.460
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    193              227              255            1,574            1,763
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                 $10.362          $10.108           $9.901          $10.030               --
Accumulation unit value at end of
 period                                    $10.732          $10.362          $10.108           $9.901               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     36               41               15              192               --

                                                                   YEAR ENDED DECEMBER 31,
SUB ACCOUNT                                2006             2005             2004             2003             2002
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                  $3.366           $3.307           $3.301           $3.312           $3.303
Accumulation unit value at end of
 period                                     $3.492           $3.366           $3.307           $3.301           $3.312
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,011            1,194            1,326            1,451            1,858
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $18.169          $15.973          $16.095          $12.875          $17.285
Accumulation unit value at end of
 period                                    $20.561          $18.169          $15.973          $16.095          $12.875
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2,203            3,169            6,042            6,517            7,066
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                  $6.902           $6.845           $6.610           $6.207           $5.705
Accumulation unit value at end of
 period                                     $7.171           $6.902           $6.845           $6.610           $6.207
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,362            1,922            2,294            2,487            2,730
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                      --               --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --               --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                               PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                     2
 Safekeeping of Assets                                                  2
 Experts                                                                2
 Non-Participating                                                      2
 Misstatement of Age or Sex                                             2
 Principal Underwriter                                                  2
 Additional Payments                                                    2
PERFORMANCE RELATED INFORMATION                                         4
 Total Return for all Sub-Accounts                                      4
 Yield for Sub-Accounts                                                 4
 Money Market Sub-Accounts                                              5
 Additional Materials                                                   5
 Performance Comparisons                                                5
FINANCIAL STATEMENTS                                                  SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Two (Form HV-2025-20) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                          SEPARATE ACCOUNT TWO (DC-II)

              TAX SHELTERED ANNUITY/INDIVIDUAL RETIREMENT ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                              GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. for the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $5,538,315; 2010: $5,982,846; and 2009: $3,665,638.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.



                        PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                         CAPITAL                  INTERNATIONAL
                                    APPRECIATION FUND            VALUE PORTFOLIO
                                       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          299,581                     46,291
                                       ============                ===========
  Cost                                   $2,936,559                   $963,799
                                       ============                ===========
  Market value                           $3,960,459                   $527,721
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                          248                         20
 Other assets                                    --                         --
                                       ------------                -----------
 Total assets                             3,960,707                    527,741
                                       ------------                -----------
LIABILITIES:
 Due to Sponsor Company                         248                         20
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                         --
                                       ------------                -----------
 Total liabilities                              248                         20
                                       ------------                -----------
NET ASSETS:
 For Contract liabilities                $3,960,459                   $527,721
                                       ============                ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,956,571                     85,716
 Minimum unit fair value #*               $1.995026                  $6.156597
 Maximum unit fair value #*              $19.516748                  $6.156597
 Contract liability                      $3,956,180                   $527,721
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                2,145                         --
 Minimum unit fair value #*               $1.995026                         --
 Maximum unit fair value #*               $1.995026                         --
 Contract liability                          $4,279                         --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                  GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        70,672                 142,062                 378,823                   96,958
                                    ============            ============            ============             ============
  Cost                                $1,659,556              $3,567,182              $2,904,858               $2,626,466
                                    ============            ============            ============             ============
  Market value                        $1,513,810              $3,796,214              $1,909,270               $1,731,669
 Due from Sponsor Company                     --                      --                      --                    1,709
 Receivable from fund shares
  sold                                       114                     318                  35,164                       --
 Other assets                                 --                      --                      --                        2
                                    ------------            ------------            ------------             ------------
 Total assets                          1,513,924               3,796,532               1,944,434                1,733,380
                                    ------------            ------------            ------------             ------------
LIABILITIES:
 Due to Sponsor Company                      114                     318                  35,164                       --
 Payable for fund shares
  purchased                                   --                      --                      --                    1,709
 Other liabilities                            --                      53                      --                       --
                                    ------------            ------------            ------------             ------------
 Total liabilities                           114                     371                  35,164                    1,709
                                    ------------            ------------            ------------             ------------
NET ASSETS:
 For Contract liabilities             $1,513,810              $3,796,161              $1,909,270               $1,731,671
                                    ============            ============            ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,778,003               3,735,460               1,439,853                1,485,985
 Minimum unit fair value #*            $0.720046               $0.874020               $1.199545                $0.992434
 Maximum unit fair value #*            $1.013906               $1.026335               $1.573097                $1.210252
 Contract liability                   $1,505,534              $3,781,979              $1,904,146               $1,727,152
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        9,712                  13,818                   3,895                    3,767
 Minimum unit fair value #*            $0.852168               $1.026335               $1.315536                $1.199813
 Maximum unit fair value #*            $0.852168               $1.026335               $1.315536                $1.199813
 Contract liability                       $8,276                 $14,182                  $5,124                   $4,519

                                ALLIANCEBERNSTEIN VPS                                   STERLING
                                     INTERMEDIATE           AMERICAN FUNDS         CAPITAL STRATEGIC
                                    BOND PORTFOLIO            GROWTH FUND        ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        233,523                   6,600                  462,800
                                     ============             ===========             ============
  Cost                                 $2,631,787                $398,562               $4,089,050
                                     ============             ===========             ============
  Market value                         $2,898,027                $341,091               $2,841,593
 Due from Sponsor Company                      --                      --                       --
 Receivable from fund shares
  sold                                        501                      23                      217
 Other assets                                   1                      --                       --
                                     ------------             -----------             ------------
 Total assets                           2,898,529                 341,114                2,841,810
                                     ------------             -----------             ------------
LIABILITIES:
 Due to Sponsor Company                       501                      23                      217
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                       --
                                     ------------             -----------             ------------
 Total liabilities                            501                      23                      217
                                     ------------             -----------             ------------
NET ASSETS:
 For Contract liabilities              $2,898,028                $341,091               $2,841,593
                                     ============             ===========             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       236,270                  34,750                3,046,810
 Minimum unit fair value #*            $11.911178               $9.815665                $0.861678
 Maximum unit fair value #*            $12.301286               $9.815665                $1.274320
 Contract liability                    $2,880,752                $341,091               $2,841,593
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         1,410                      --                       --
 Minimum unit fair value #*            $12.254759                      --                       --
 Maximum unit fair value #*            $12.254759                      --                       --
 Contract liability                       $17,276                      --                       --

(a)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       STERLING                 STERLING
                                    CAPITAL SELECT          CAPITAL SPECIAL
                                      EQUITY VIF           OPPORTUNITIES VIF
                                    SUB-ACCOUNT (B)         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,126,877                 617,078
                                     =============            ============
  Cost                                 $24,566,411              $7,653,707
                                     =============            ============
  Market value                         $16,972,479              $9,478,321
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                       2,299                   1,472
 Other assets                                    5                      --
                                     -------------            ------------
 Total assets                           16,974,783               9,479,793
                                     -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      2,299                   1,472
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                       1
                                     -------------            ------------
 Total liabilities                           2,299                   1,473
                                     -------------            ------------
NET ASSETS:
 For Contract liabilities              $16,972,484              $9,478,320
                                     =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          13,377,753               5,399,193
 Minimum unit fair value #*              $1.159333               $1.655702
 Maximum unit fair value #*              $1.303596               $1.790016
 Contract liability                    $16,949,147              $9,478,320
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              18,058                      --
 Minimum unit fair value #*              $1.292341                      --
 Maximum unit fair value #*              $1.292341                      --
 Contract liability                        $23,337                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(b) Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(c) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 COLUMBIA VARIABLE          WELLS FARGO
                                      STERLING                                      PORTFOLIO --            ADVANTAGE VT
                                   CAPITAL TOTAL           CALVERT VP SRI          SMALL COMPANY               OMEGA
                                  RETURN BOND VIF        BALANCED PORTFOLIO         GROWTH FUND             GROWTH FUND
                                  SUB-ACCOUNT (D)           SUB-ACCOUNT           SUB-ACCOUNT (E)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       374,555                 866,107                 512,364                 162,549
                                    ============            ============            ============            ============
  Cost                                $3,856,094              $1,312,644              $6,813,102              $3,268,482
                                    ============            ============            ============            ============
  Market value                        $3,974,021              $1,514,820              $5,933,465              $3,700,530
 Due from Sponsor Company                     --                      --                      --                      --
 Receivable from fund shares
  sold                                       357                     278                  22,746                     325
 Other assets                                 72                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total assets                          3,974,450               1,515,098               5,956,211               3,700,855
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      357                     278                  22,746                     325
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                       1                      74                      --
                                    ------------            ------------            ------------            ------------
 Total liabilities                           357                     279                  22,820                     325
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Contract liabilities             $3,974,093              $1,514,819              $5,933,391              $3,700,530
                                    ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    2,947,602                 445,418               5,036,937               4,065,635
 Minimum unit fair value #*            $1.250987               $3.197855               $1.078895               $0.753002
 Maximum unit fair value #*            $1.352480               $3.629754              $14.954355              $16.101752
 Contract liability                   $3,837,283              $1,428,560              $5,930,502              $3,691,396
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      101,155                  26,974                   2,356                   8,571
 Minimum unit fair value #*            $1.352480               $3.197855               $1.226089               $1.065626
 Maximum unit fair value #*            $1.352480               $3.197855               $1.226089               $1.065626
 Contract liability                     $136,810                 $86,259                  $2,889                  $9,134


                                  FIDELITY(R) VIP      FIDELITY(R) VIP  FIDELITY(R) VIP
                                   ASSET MANAGER           GROWTH         CONTRAFUND
                                     PORTFOLIO            PORTFOLIO        PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       140,505             185,635           494,424
                                    ============        ============     =============
  Cost                                $2,163,773          $5,509,285        $7,733,491
                                    ============        ============     =============
  Market value                        $1,938,964          $6,848,089       $11,381,634
 Due from Sponsor Company                     --                  --                --
 Receivable from fund shares
  sold                                    29,482                 470            16,835
 Other assets                                 --                  --                 3
                                    ------------        ------------     -------------
 Total assets                          1,968,446           6,848,559        11,398,472
                                    ------------        ------------     -------------
LIABILITIES:
 Due to Sponsor Company                   29,482                 470            16,835
 Payable for fund shares
  purchased                                   --                  --                --
 Other liabilities                             1                   3                --
                                    ------------        ------------     -------------
 Total liabilities                        29,483                 473            16,835
                                    ------------        ------------     -------------
NET ASSETS:
 For Contract liabilities             $1,938,963          $6,848,086       $11,381,637
                                    ============        ============     =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      882,194           3,342,703         3,437,742
 Minimum unit fair value #*            $2.174480           $2.031385         $3.300735
 Maximum unit fair value #*           $13.056062          $12.068944        $14.783543
 Contract liability                   $1,938,963          $6,843,800       $11,381,221
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --               2,110               126
 Minimum unit fair value #*                   --           $2.031385         $3.300735
 Maximum unit fair value #*                   --           $2.031385         $3.300735
 Contract liability                           --              $4,286              $416

(d) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(e)  Formerly Columbia Small Company Growth Fund VS. Change effective May 2,
     2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                   OVERSEAS           FREEDOM 2020
                                   PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    133,871               22,817
                                 ============         ============
  Cost                             $2,399,645             $227,819
                                 ============         ============
  Market value                     $1,824,666             $232,049
 Due from Sponsor Company                  --                   --
 Receivable from fund shares
  sold                                    124                   16
 Other assets                              --                   --
                                 ------------         ------------
 Total assets                       1,824,790              232,065
                                 ------------         ------------
LIABILITIES:
 Due to Sponsor Company                   124                   16
 Payable for fund shares
  purchased                                --                   --
 Other liabilities                          1                   --
                                 ------------         ------------
 Total liabilities                        125                   16
                                 ------------         ------------
NET ASSETS:
 For Contract liabilities          $1,824,665             $232,049
                                 ============         ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,165,147               14,316
 Minimum unit fair value #*         $1.558707           $16.208519
 Maximum unit fair value #*        $11.468799           $16.208519
 Contract liability                $1,824,665             $232,049
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                   --
 Minimum unit fair value #*                --                   --
 Maximum unit fair value #*                --                   --
 Contract liability                        --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                   FREEDOM 2030          FREEDOM 2015          FREEDOM 2025        FUNDSMANAGER 20%
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,089                46,789                 7,888                 2,060
                                   ============          ============          ============          ============
  Cost                                  $19,145              $476,510               $84,399               $21,904
                                   ============          ============          ============          ============
  Market value                          $20,203              $483,803               $78,644               $21,982
 Due from Sponsor Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                        1                    33                     5                     2
 Other assets                                --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total assets                            20,204               483,836                78,649                21,984
                                   ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       1                    33                     5                     2
 Payable for fund shares
  purchased                                  --                    --                    --                    --
 Other liabilities                           --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total liabilities                            1                    33                     5                     2
                                   ------------          ------------          ------------          ------------
NET ASSETS:
 For Contract liabilities               $20,203              $483,803               $78,644               $21,982
                                   ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       1,193                31,640                 4,773                 1,785
 Minimum unit fair value #*          $16.933280            $15.290849            $16.478192            $12.314612
 Maximum unit fair value #*          $16.933280            $15.290849            $16.478192            $12.314612
 Contract liability                     $20,203              $483,803               $78,644               $21,982
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                    --                    --
 Minimum unit fair value #*                  --                    --                    --                    --
 Maximum unit fair value #*                  --                    --                    --                    --
 Contract liability                          --                    --                    --                    --

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                 FUNDSMANAGER 50%      FUNDSMANAGER 60%      FUNDSMANAGER 70%
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (F)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,854                 1,441                   409
                                   ============          ============          ============
  Cost                                  $61,140               $13,859                $3,703
                                   ============          ============          ============
  Market value                          $66,825               $13,702                $3,691
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                        5                     1                    --
 Other assets                                --                    --                    --
                                   ------------          ------------          ------------
 Total assets                            66,830                13,703                 3,691
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       5                     1                    --
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                   ------------          ------------          ------------
 Total liabilities                            5                     1                    --
                                   ------------          ------------          ------------
NET ASSETS:
 For Contract liabilities               $66,825               $13,702                $3,691
                                   ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       4,706                   919                   240
 Minimum unit fair value #*          $14.198506            $14.912321            $15.345699
 Maximum unit fair value #*          $14.198506            $14.912321            $15.345699
 Contract liability                     $66,825               $13,702                $3,691
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

(f)  Funded as of January 31, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP             FRANKLIN
                                   FUNDSMANAGER 85%             INCOME
                                      PORTFOLIO            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             62                 121,818
                                     ============            ============
  Cost                                       $495              $1,902,952
                                     ============            ============
  Market value                               $530              $1,744,433
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         --                     111
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                                 530               1,744,544
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                     111
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                             --                     111
                                     ------------            ------------
NET ASSETS:
 For Contract liabilities                    $530              $1,744,433
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                 33                 144,056
 Minimum unit fair value #*            $16.182261              $12.109397
 Maximum unit fair value #*            $16.182261              $12.109397
 Contract liability                          $530              $1,744,433
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    HARTFORD         HARTFORD         HARTFORD
                                   HARTFORD          TOTAL           CAPITAL          DIVIDEND
                                   ADVISERS       RETURN BOND      APPRECIATION      AND GROWTH
                                   HLS FUND         HLS FUND         HLS FUND         HLS FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   59,264,397      55,736,284        41,033,522      40,410,143
                               ================  ==============  ================  ==============
  Cost                           $1,055,505,245    $618,552,358    $1,359,786,396    $638,370,834
                               ================  ==============  ================  ==============
  Market value                   $1,147,584,490    $647,327,522    $1,524,850,495    $781,081,696
 Due from Sponsor Company                    --              --                --              --
 Receivable from fund shares
  sold                                  492,463         744,559           744,480         328,216
 Other assets                                78              41                14              --
                               ----------------  --------------  ----------------  --------------
 Total assets                     1,148,077,031     648,072,122     1,525,594,989     781,409,912
                               ----------------  --------------  ----------------  --------------
LIABILITIES:
 Due to Sponsor Company                 492,463         744,559           744,480         328,216
 Payable for fund shares
  purchased                                  --              --                --              --
 Other liabilities                           --              --                --             112
                               ----------------  --------------  ----------------  --------------
 Total liabilities                      492,463         744,559           744,480         328,328
                               ----------------  --------------  ----------------  --------------
NET ASSETS:
 For Contract liabilities        $1,147,584,568    $647,327,563    $1,524,850,509    $781,081,584
                               ================  ==============  ================  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 371,605,652     257,220,424       330,197,816     328,150,656
 Minimum unit fair value #*           $1.006012       $1.374545         $1.198861       $1.195332
 Maximum unit fair value #*          $14.410079      $15.640080        $26.371763      $13.791045
 Contract liability              $1,128,096,984    $642,961,033    $1,514,927,938    $776,570,619
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                   3,645,501       1,144,079         1,008,921       1,264,154
 Minimum unit fair value #*           $1.088414       $1.678918         $1.292974       $1.520249
 Maximum unit fair value #*          $10.568236       $9.553434        $26.371763       $3.841324
 Contract liability                 $19,487,584      $4,366,530        $9,922,571      $4,510,965


                                      HARTFORD                 HARTFORD                 HARTFORD
                                   GLOBAL RESEARCH            HEALTHCARE              GLOBAL GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (G)            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,060,898                2,413,537                6,183,774
                                    =============            =============            =============
  Cost                                $19,332,930              $31,103,577              $96,780,947
                                    =============            =============            =============
  Market value                        $18,569,409              $36,257,017              $83,010,809
 Due from Sponsor Company                      --                       --                       --
 Receivable from fund shares
  sold                                        756                   15,545                   18,599
 Other assets                                  --                        4                       --
                                    -------------            -------------            -------------
 Total assets                          18,570,165               36,272,566               83,029,408
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                       756                   15,545                   18,599
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                              1                       --                        3
                                    -------------            -------------            -------------
 Total liabilities                            757                   15,545                   18,602
                                    -------------            -------------            -------------
NET ASSETS:
 For Contract liabilities             $18,569,408              $36,257,021              $83,010,806
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,100,565               16,076,022               66,019,509
 Minimum unit fair value #*             $8.455145                $1.992288                $0.631966
 Maximum unit fair value #*            $14.495433               $14.552282               $13.064140
 Contract liability                   $18,537,791              $36,070,382              $82,781,148
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         3,557                   82,329                  162,803
 Minimum unit fair value #*             $8.886766                $2.167608                $0.687742
 Maximum unit fair value #*             $8.920965                $2.311355                $1.627181
 Contract liability                       $31,617                 $186,639                 $229,658

(g)  Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED      HARTFORD
                                    EQUITY         GROWTH
                                   HLS FUND       HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   8,950,191      5,066,327
                                ==============  =============
  Cost                            $102,875,271    $52,251,779
                                ==============  =============
  Market value                    $105,340,387    $55,088,151
 Due from Sponsor Company                   --             --
 Receivable from fund shares
  sold                                  17,831        102,748
 Other assets                                2             --
                                --------------  -------------
 Total assets                      105,358,220     55,190,899
                                --------------  -------------
LIABILITIES:
 Due to Sponsor Company                 17,831        102,748
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          --             20
                                --------------  -------------
 Total liabilities                      17,831        102,768
                                --------------  -------------
NET ASSETS:
 For Contract liabilities         $105,340,389    $55,088,131
                                ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      88,896,942     45,492,013
 Minimum unit fair value #*          $0.839769      $1.101285
 Maximum unit fair value #*         $14.126094     $14.033782
 Contract liability               $104,987,813    $54,901,973
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         311,376        149,646
 Minimum unit fair value #*          $0.913887      $1.191661
 Maximum unit fair value #*          $1.365113      $1.275158
 Contract liability                   $352,576       $186,158

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                        HARTFORD
                                  GROWTH         HARTFORD        HARTFORD      INTERNATIONAL
                               OPPORTUNITIES    HIGH YIELD        INDEX        OPPORTUNITIES
                                 HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 3,368,604      14,665,169       6,500,360       27,473,504
                               =============  ==============  ==============  ===============
  Cost                           $78,742,962    $138,234,771    $118,838,941     $299,241,687
                               =============  ==============  ==============  ===============
  Market value                   $79,148,814    $127,226,264    $170,262,407     $294,853,600
 Due from Sponsor Company                 --              --              --               --
 Receivable from fund shares
  sold                                71,813          34,802          49,949           73,434
 Other assets                             --               3              --               --
                               -------------  --------------  --------------  ---------------
 Total assets                     79,220,627     127,261,069     170,312,356      294,927,034
                               -------------  --------------  --------------  ---------------
LIABILITIES:
 Due to Sponsor Company               71,813          34,802          49,949           73,434
 Payable for fund shares
  purchased                               --              --              --               --
 Other liabilities                        17              --               8              163
                               -------------  --------------  --------------  ---------------
 Total liabilities                    71,830          34,802          49,957           73,597
                               -------------  --------------  --------------  ---------------
NET ASSETS:
 For Contract liabilities        $79,148,797    $127,226,267    $170,262,399     $294,853,437
                               =============  ==============  ==============  ===============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               53,434,727      67,889,548      56,960,384      179,220,126
 Minimum unit fair value #*        $1.305291       $1.552321       $0.813006        $0.882913
 Maximum unit fair value #*       $14.288128      $17.655457      $14.017487       $13.063126
 Contract liability              $78,993,084    $126,903,520    $166,736,133     $293,427,683
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                  105,617         173,014         699,498          620,920
 Minimum unit fair value #*        $1.412372       $1.689222       $0.884758        $0.949327
 Maximum unit fair value #*        $1.489016       $1.879292       $6.387413        $2.964282
 Contract liability                 $155,713        $322,747      $3,526,266       $1,425,754

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD        HARTFORD
                                       EQUITY               MIDCAP       MIDCAP VALUE
                                      HLS FUND             HLS FUND        HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,838,987            6,589,580      12,245,546
                                    =============       ==============  ==============
  Cost                                $19,451,451          $96,394,030    $123,851,027
                                    =============       ==============  ==============
  Market value                        $25,323,649         $156,575,003    $115,420,471
 Due from Sponsor Company                      --                   --              --
 Receivable from fund shares
  sold                                     47,420               58,889          44,291
 Other assets                                  --                   --              --
                                    -------------       --------------  --------------
 Total assets                          25,371,069          156,633,892     115,464,762
                                    -------------       --------------  --------------
LIABILITIES:
 Due to Sponsor Company                    47,420               58,889          44,291
 Payable for fund shares
  purchased                                    --                   --              --
 Other liabilities                              6                   24               3
                                    -------------       --------------  --------------
 Total liabilities                         47,426               58,913          44,294
                                    -------------       --------------  --------------
NET ASSETS:
 For Contract liabilities             $25,323,643         $156,574,979    $115,420,468
                                    =============       ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,493,930           38,190,913      71,703,861
 Minimum unit fair value #*             $9.825617            $1.511816       $1.449868
 Maximum unit fair value #*            $17.463407           $14.537371      $16.759168
 Contract liability                   $25,302,156         $155,521,417    $115,202,005
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         2,085              259,862         130,042
 Minimum unit fair value #*            $10.190634            $1.625576       $1.574308
 Maximum unit fair value #*            $10.426443            $4.260160      $11.068503
 Contract liability                       $21,487           $1,053,562        $218,463

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                 MONEY MARKET        SMALL COMPANY
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 208,961,881            6,158,151
                                ==============       ==============
  Cost                            $208,961,881          $77,687,479
                                ==============       ==============
  Market value                    $208,961,881         $104,571,981
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                 379,246               41,649
 Other assets                               --                    7
                                --------------       --------------
 Total assets                      209,341,127          104,613,637
                                --------------       --------------
LIABILITIES:
 Due to Sponsor Company                379,246               41,649
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                         206                   --
                                --------------       --------------
 Total liabilities                     379,452               41,649
                                --------------       --------------
NET ASSETS:
 For Contract liabilities         $208,961,675         $104,571,988
                                ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     136,169,237           52,917,225
 Minimum unit fair value #*          $0.529791            $0.836969
 Maximum unit fair value #*          $9.348458           $15.069375
 Contract liability               $207,617,211         $104,150,071
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         607,739              169,337
 Minimum unit fair value #*          $1.073479            $0.899999
 Maximum unit fair value #*          $3.451361            $2.545063
 Contract liability                 $1,344,464             $421,917

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                      HARTFORD             HARTFORD        U.S. GOVERNMENT         HARTFORD
                                   SMALLCAP GROWTH          STOCK             SECURITIES            VALUE
                                      HLS FUND             HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,052,291           14,786,917         20,503,863           11,218,998
                                    =============       ==============       ============       ==============
  Cost                                $65,167,448         $491,060,882       $225,997,838         $109,727,867
                                    =============       ==============       ============       ==============
  Market value                        $87,623,166         $590,668,697       $218,686,381         $116,313,621
 Due from Sponsor Company                  95,077                   --                 --               27,383
 Receivable from fund shares
  sold                                         --              287,747             59,408                   --
 Other assets                                   6                   36                 --                   --
                                    -------------       --------------       ------------       --------------
 Total assets                          87,718,249          590,956,480        218,745,789          116,341,004
                                    -------------       --------------       ------------       --------------
LIABILITIES:
 Due to Sponsor Company                        --              287,747             59,408                   --
 Payable for fund shares
  purchased                                95,077                   --                 --               27,383
 Other liabilities                             --                   --                 24                   --
                                    -------------       --------------       ------------       --------------
 Total liabilities                         95,077              287,747             59,432               27,383
                                    -------------       --------------       ------------       --------------
NET ASSETS:
 For Contract liabilities             $87,623,172         $590,668,733       $218,686,357         $116,313,621
                                    =============       ==============       ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    55,722,814          199,907,910        179,564,333           92,409,876
 Minimum unit fair value #*             $1.372068            $0.794069          $1.090044            $1.130854
 Maximum unit fair value #*            $18.661819           $20.474860         $11.138062           $13.474084
 Contract liability                   $87,506,575         $580,421,420       $216,996,641         $115,804,589
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        75,492            1,159,914          1,152,399              396,017
 Minimum unit fair value #*             $1.484655            $0.853854          $1.179454            $1.227862
 Maximum unit fair value #*             $1.558538           $20.448363         $10.731645            $1.322099
 Contract liability                      $116,597          $10,247,313         $1,689,716             $509,032


                                   HUNTINGTON VA            HUNTINGTON VA
                                       INCOME                 DIVIDEND              HUNTINGTON VA
                                    EQUITY FUND             CAPTURE FUND             GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       829,589                  992,584                 540,352
                                    ============            =============            ============
  Cost                                $8,059,303              $10,645,224              $4,460,173
                                    ============            =============            ============
  Market value                        $7,482,893               $9,985,395              $4,085,064
 Due from Sponsor Company                     --                       --                      --
 Receivable from fund shares
  sold                                    12,605                   16,511                     983
 Other assets                                 --                       --                       1
                                    ------------            -------------            ------------
 Total assets                          7,495,498               10,001,906               4,086,048
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                   12,605                   16,511                     983
 Payable for fund shares
  purchased                                   --                       --                      --
 Other liabilities                             1                        1                      --
                                    ------------            -------------            ------------
 Total liabilities                        12,606                   16,512                     983
                                    ------------            -------------            ------------
NET ASSETS:
 For Contract liabilities             $7,482,892               $9,985,394              $4,085,065
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    6,145,017                6,003,866               5,105,532
 Minimum unit fair value #*            $1.101597                $1.460387               $0.698906
 Maximum unit fair value #*           $14.230765               $15.983621              $11.718028
 Contract liability                   $7,469,413               $9,985,394              $4,085,065
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       11,374                       --                      --
 Minimum unit fair value #*            $1.185081                       --                      --
 Maximum unit fair value #*            $1.185081                       --                      --
 Contract liability                      $13,479                       --                      --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       MID CORP                  NEW
                                     AMERICA FUND            ECONOMY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        306,992                 154,070
                                     ============            ============
  Cost                                 $3,574,060              $1,756,348
                                     ============            ============
  Market value                         $5,240,357              $1,700,941
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                      1,039                      10
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           5,241,396               1,700,951
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     1,039                      10
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                       1
                                     ------------            ------------
 Total liabilities                          1,040                      11
                                     ------------            ------------
NET ASSETS:
 For Contract liabilities              $5,240,356              $1,700,940
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          2,868,911               1,322,533
 Minimum unit fair value #*             $1.556191               $1.095105
 Maximum unit fair value #*            $16.676321              $12.428845
 Contract liability                    $5,240,356              $1,700,940
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA                                   HUNTINGTON VA
                                      ROTATING             INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    MARKETS FUND            EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       135,161                 106,039                  71,520                  45,578
                                    ============            ============            ============            ============
  Cost                                $1,345,034              $1,528,576                $742,614                $505,935
                                    ============            ============            ============            ============
  Market value                        $1,597,607              $1,339,282                $632,241                $540,553
 Due from Sponsor Company                     --                      --                      --                      --
 Receivable from fund shares
  sold                                       241                   1,554                      71                      47
 Other assets                                 --                      --                      --                       1
                                    ------------            ------------            ------------            ------------
 Total assets                          1,597,848               1,340,836                 632,312                 540,601
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      241                   1,554                      71                      47
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                             2                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total liabilities                           243                   1,554                      71                      47
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Contract liabilities             $1,597,605              $1,339,282                $632,241                $540,554
                                    ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,089,976               1,026,989                 670,437                 437,122
 Minimum unit fair value #*            $1.283239               $1.213350               $0.896879               $1.179742
 Maximum unit fair value #*           $15.347552              $12.812373              $13.055545              $11.047599
 Contract liability                   $1,597,605              $1,339,282                $632,241                $540,554
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --                      --
 Minimum unit fair value #*                   --                      --                      --                      --
 Maximum unit fair value #*                   --                      --                      --                      --
 Contract liability                           --                      --                      --                      --

                                                               BLACKROCK                BLACKROCK
                                   HUNTINGTON VA                GLOBAL                  LARGE CAP
                                     SITUS FUND         OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND
                                    SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       126,641                    7,163                   15,470
                                    ============              ===========              ===========
  Cost                                $1,527,374                  $76,001                 $162,055
                                    ============              ===========              ===========
  Market value                        $1,880,628                  $87,815                 $170,015
 Due from Sponsor Company                     --                       --                       --
 Receivable from fund shares
  sold                                       168                        8                       16
 Other assets                                 --                       --                       --
                                    ------------              -----------              -----------
 Total assets                          1,880,796                   87,823                  170,031
                                    ------------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                      168                        8                       16
 Payable for fund shares
  purchased                                   --                       --                       --
 Other liabilities                             2                       --                       --
                                    ------------              -----------              -----------
 Total liabilities                           170                        8                       16
                                    ------------              -----------              -----------
NET ASSETS:
 For Contract liabilities             $1,880,626                  $87,815                 $170,015
                                    ============              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,343,334                   68,985                  171,693
 Minimum unit fair value #*            $1.322129                $1.051176                $0.881932
 Maximum unit fair value #*           $16.877782                $1.297491                $1.063394
 Contract liability                   $1,880,626                  $87,815                 $170,015
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                   --                       --                       --
 Maximum unit fair value #*                   --                       --                       --
 Contract liability                           --                       --                       --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                     INVESCO
                                  UIF U.S.       VAN KAMPEN V.I.
                                REAL ESTATE         EQUITY AND
                                 PORTFOLIO         INCOME FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    35,549             28,781
                                ============       ============
  Cost                              $713,216           $416,592
                                ============       ============
  Market value                      $479,918           $392,282
 Due from Sponsor Company                 --                 --
 Receivable from fund shares
  sold                                    33                 30
 Other assets                             --                 --
                                ------------       ------------
 Total assets                        479,951            392,312
                                ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   33                 30
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                ------------       ------------
 Total liabilities                        33                 30
                                ------------       ------------
NET ASSETS:
 For Contract liabilities           $479,918           $392,282
                                ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        44,824             35,180
 Minimum unit fair value #*       $10.706707         $11.150757
 Maximum unit fair value #*       $10.706707         $11.150757
 Contract liability                 $479,918           $392,282
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --                 --
 Minimum unit fair value #*               --                 --
 Maximum unit fair value #*               --                 --
 Contract liability                       --                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  MTB MANAGED           COLUMBIA VARIABLE
                               UIF MID CAP         ALLOCATION             PORTFOLIO --          COLUMBIA VARIABLE
                                  GROWTH        FUND -- MODERATE      MARSICO INTERNATIONAL        PORTFOLIO --
                                PORTFOLIO          GROWTH II           OPPORTUNITIES FUND        HIGH INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   79,055            228,098                  829,509                 923,870
                               ============       ============            =============            ============
  Cost                             $840,170         $2,404,666              $10,135,705              $8,899,873
                               ============       ============            =============            ============
  Market value                     $879,094         $2,014,109              $11,024,177              $9,192,506
 Due from Sponsor Company                --                 --                    1,389                      --
 Receivable from fund shares
  sold                                   60                222                       --                  25,158
 Other assets                            --                 --                       --                      --
                               ------------       ------------            -------------            ------------
 Total assets                       879,154          2,014,331               11,025,566               9,217,664
                               ------------       ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                  60                222                       --                  25,158
 Payable for fund shares
  purchased                              --                 --                    1,389                      --
 Other liabilities                       --                 --                        2                      --
                               ------------       ------------            -------------            ------------
 Total liabilities                       60                222                    1,391                  25,158
                               ------------       ------------            -------------            ------------
NET ASSETS:
 For Contract liabilities          $879,094         $2,014,109              $11,024,175              $9,192,506
                               ============       ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  74,710          1,898,924                6,907,616               4,785,817
 Minimum unit fair value #*      $11.766695          $1.013826                $1.265543               $1.800017
 Maximum unit fair value #*      $11.766695         $12.786208               $13.386988              $16.567896
 Contract liability                $879,094         $2,014,109              $11,021,371              $9,186,322
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 --                    1,668                   3,113
 Minimum unit fair value #*              --                 --                $1.681051               $1.986531
 Maximum unit fair value #*              --                 --                $1.681051               $1.986531
 Contract liability                      --                 --                   $2,804                  $6,184

                                  COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                   MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                    EQUITIES FUND                FUND                 GROWTH FUND
                                   SUB-ACCOUNT (J)         SUB-ACCOUNT (K)          SUB-ACCOUNT (L)
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,383,072                 272,343                  886,929
                                    =============            ============            =============
  Cost                                $16,949,369              $4,356,775              $10,961,944
                                    =============            ============            =============
  Market value                        $22,793,036              $3,216,581              $17,667,641
 Due from Sponsor Company                      --                      --                       --
 Receivable from fund shares
  sold                                      3,774                     245                    3,086
 Other assets                                   3                      --                        4
                                    -------------            ------------            -------------
 Total assets                          22,796,813               3,216,826               17,670,731
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     3,774                     245                    3,087
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      16                       --
                                    -------------            ------------            -------------
 Total liabilities                          3,774                     261                    3,087
                                    -------------            ------------            -------------
NET ASSETS:
 For Contract liabilities             $22,793,039              $3,216,565              $17,667,644
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    13,723,754               2,732,146               10,757,851
 Minimum unit fair value #*             $1.079942               $1.062116                $1.071795
 Maximum unit fair value #*             $1.706579               $1.196179               $14.138475
 Contract liability                   $22,733,596              $3,210,488              $17,536,222
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        34,831                   5,081                   76,957
 Minimum unit fair value #*             $1.706579               $1.196179                $1.707725
 Maximum unit fair value #*             $1.706579               $1.196179                $1.707725
 Contract liability                       $59,443                  $6,077                 $131,422

(h) Formerly Columbia Marsico International Opportunities Fund VS. Change effective May 2, 2011.

(i)  Formerly Columbia High Yield Fund VS. Change effective May 2, 2011.

(j) Formerly Columbia Marsico Focused Equities Fund VS. Change effective May 2, 2011.

(k) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(l)  Formerly Columbia Marsico Growth Fund VS. Change effective May 2, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                     PORTFOLIO --            PORTFOLIO --
                                     MARSICO 21ST              MID CAP
                                     CENTURY FUND            GROWTH FUND
                                   SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        368,482               1,254,073
                                     ============            ============
  Cost                                 $3,470,261              $8,748,469
                                     ============            ============
  Market value                         $3,916,961              $9,393,008
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        364                     727
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           3,917,325               9,393,735
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       364                     727
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              2                       3
                                     ------------            ------------
 Total liabilities                            366                     730
                                     ------------            ------------
NET ASSETS:
 For Contract liabilities              $3,916,959              $9,393,005
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,895,681               9,389,214
 Minimum unit fair value #*             $0.921155               $0.938083
 Maximum unit fair value #*             $1.385702              $17.000590
 Contract liability                    $3,916,435              $9,393,005
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                519                      --
 Minimum unit fair value #*             $1.010204                      --
 Maximum unit fair value #*             $1.010204                      --
 Contract liability                          $524                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(m) Formerly Columbia Marsico 21st Century Fund VS. Change effective May 2,
    2011.

(n) Formerly Columbia Marsico Midcap Growth Fund VS. Change effective May 2,
    2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE
                                    PORTFOLIO --             OPPENHEIMER             PUTNAM VT         PIMCO VIT
                                 DIVERSIFIED EQUITY       GLOBAL SECURITIES          SMALL CAP        REAL RETURN
                                     INCOME FUND               FUND/VA              VALUE FUND         PORTFOLIO
                                 SUB-ACCOUNT (O)(P)          SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        781,734                 22,569                 24,473            130,598
                                    =============            ===========            ===========       ============
  Cost                                $11,203,549               $768,690               $408,039         $1,614,182
                                    =============            ===========            ===========       ============
  Market value                         $9,810,930               $614,093               $319,866         $1,821,843
 Due from Sponsor Company                      --                     --                     --                 --
 Receivable from fund shares
  sold                                         86                     36                     18                105
 Other assets                                  --                     --                     --                  1
                                    -------------            -----------            -----------       ------------
 Total assets                           9,811,016                614,129                319,884          1,821,949
                                    -------------            -----------            -----------       ------------
LIABILITIES:
 Due to Sponsor Company                        86                     36                     18                105
 Payable for fund shares
  purchased                                    --                     --                     --                 --
 Other liabilities                            105                     --                     --                 --
                                    -------------            -----------            -----------       ------------
 Total liabilities                            191                     36                     18                105
                                    -------------            -----------            -----------       ------------
NET ASSETS:
 For Contract liabilities              $9,810,825               $614,093               $319,866         $1,821,844
                                    =============            ===========            ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,136,535                 64,682                 38,543            128,535
 Minimum unit fair value #*             $8.582358              $9.494036              $8.298939         $14.173838
 Maximum unit fair value #*             $8.648685              $9.494036              $8.298939         $14.173838
 Contract liability                    $9,805,964               $614,093               $319,866         $1,821,844
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           562                     --                     --                 --
 Minimum unit fair value #*             $8.648685                     --                     --                 --
 Maximum unit fair value #*             $8.648685                     --                     --                 --
 Contract liability                        $4,861                     --                     --                 --

                                                     PIONEER
                                  PIONEER            MID CAP            JENNISON 20/20
                                 FUND VCT           VALUE VCT                FOCUS
                                 PORTFOLIO          PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   894,666            12,524                 20,867
                               =============       ===========            ===========
  Cost                           $18,789,932          $238,781               $235,397
                               =============       ===========            ===========
  Market value                   $17,866,677          $197,248               $305,073
 Due from Sponsor Company                 --                --                     --
 Receivable from fund shares
  sold                                17,936                14                     24
 Other assets                             --                --                     --
                               -------------       -----------            -----------
 Total assets                     17,884,613           197,262                305,097
                               -------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company               17,936                14                     24
 Payable for fund shares
  purchased                               --                --                     --
 Other liabilities                       176                --                     --
                               -------------       -----------            -----------
 Total liabilities                    18,112                14                     24
                               -------------       -----------            -----------
NET ASSETS:
 For Contract liabilities        $17,866,501          $197,248               $305,073
                               =============       ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               17,388,815            20,243                215,097
 Minimum unit fair value #*        $0.978817         $9.744016              $1.386114
 Maximum unit fair value #*        $1.051851         $9.744016              $1.441875
 Contract liability              $17,860,259          $197,248               $305,073
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                    5,971                --                     --
 Minimum unit fair value #*        $1.045277                --                     --
 Maximum unit fair value #*        $1.045277                --                     --
 Contract liability                   $6,242                --                     --

(o) Funded as of April 29, 2011.

(p) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                                             PRUDENTIAL
                                       JENNISON                 VALUE
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         43,954                 38,049
                                     ============            ===========
  Cost                                   $953,565               $750,543
                                     ============            ===========
  Market value                         $1,006,113               $610,304
 Due from Sponsor Company                      --                     --
 Receivable from fund shares
  sold                                         77                     53
 Other assets                                  --                     --
                                     ------------            -----------
 Total assets                           1,006,190                610,357
                                     ------------            -----------
LIABILITIES:
 Due to Sponsor Company                        77                     53
 Payable for fund shares
  purchased                                    --                     --
 Other liabilities                              1                     --
                                     ------------            -----------
 Total liabilities                             78                     53
                                     ------------            -----------
NET ASSETS:
 For Contract liabilities              $1,006,112               $610,304
                                     ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,442,190                535,472
 Minimum unit fair value #*             $0.665534              $1.101274
 Maximum unit fair value #*             $0.945372              $1.181513
 Contract liability                    $1,004,052               $610,304
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              2,977                     --
 Minimum unit fair value #*             $0.692103                     --
 Maximum unit fair value #*             $0.692103                     --
 Contract liability                        $2,060                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL
                                     SERIES SP
                                   INTERNATIONAL         ROYCE            LEGG MASON            WESTERN ASSET
                                      GROWTH           SMALL-CAP         CLEARBRIDGE                MONEY
                                     PORTFOLIO         PORTFOLIO      APPRECIATION FUND          MARKET FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       23,764            122,312             10,881                188,981
                                    ===========       ============       ============            ===========
  Cost                                 $127,543         $1,244,477            $73,820               $188,981
                                    ===========       ============       ============            ===========
  Market value                         $102,187         $1,231,677           $150,376               $188,981
 Due from Sponsor Company                    --                 --                 --                     --
 Receivable from fund shares                  8                 85                  8                     10
  sold
 Other assets                                --                 --                 --                      1
                                    -----------       ------------       ------------            -----------
 Total assets                           102,195          1,231,762            150,384                188,992
                                    -----------       ------------       ------------            -----------
LIABILITIES:
 Due to Sponsor Company                       8                 85                 11                     10
 Payable for fund shares                     --                 --                 --                     --
  purchased
 Other liabilities                           --                 --                 --                     --
                                    -----------       ------------       ------------            -----------
 Total liabilities                            8                 85                 11                     10
                                    -----------       ------------       ------------            -----------
NET ASSETS:
 For Contract liabilities              $102,187         $1,231,677           $150,373               $188,982
                                    ===========       ============       ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants            119,313            112,783              9,567                 52,183
  #
 Minimum unit fair value #*           $0.821071         $10.920746         $15.718498              $3.508448
 Maximum unit fair value #*           $0.880903         $10.920746         $15.718498              $3.630409
 Contract liability                    $102,187         $1,231,677           $150,373               $188,982
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants                 --                 --                 --                     --
  #
 Minimum unit fair value #*                  --                 --                 --                     --
 Maximum unit fair value #*                  --                 --                 --                     --
 Contract liability                          --                 --                 --                     --

                                 VICTORY
                                 VARIABLE                                WELLS FARGO
                                INSURANCE           INVESCO             ADVANTAGE VT
                               DIVERSIFIED      VAN KAMPEN V.I.          INDEX ASSET
                                STOCK FUND       COMSTOCK FUND         ALLOCATION FUND
                               SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   64,633            11,843                 20,197
                               ============       ===========            ===========
  Cost                             $663,918          $161,001               $246,912
                               ============       ===========            ===========
  Market value                     $584,927          $133,585               $244,183
 Due from Sponsor Company                --                --                     --
 Receivable from fund shares             43                 9                     23
  sold
 Other assets                            --                --                     --
                               ------------       -----------            -----------
 Total assets                       584,970           133,594                244,206
                               ------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                  43                 9                     23
 Payable for fund shares                 --                --                     --
  purchased
 Other liabilities                       --                --                     --
                               ------------       -----------            -----------
 Total liabilities                       43                 9                     23
                               ------------       -----------            -----------
NET ASSETS:
 For Contract liabilities          $584,927          $133,585               $244,183
                               ============       ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants         57,909            13,881                192,654
  #
 Minimum unit fair value #*       $9.208509         $9.623546              $1.243111
 Maximum unit fair value #*      $10.382932         $9.623546              $1.272404
 Contract liability                $583,172          $133,585               $244,183
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants            169                --                     --
  #
 Minimum unit fair value #*      $10.382932                --                     --
 Maximum unit fair value #*      $10.382932                --                     --
 Contract liability                  $1,755                --                     --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                    TOTAL RETURN             INTRINSIC
                                      BOND FUND             VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         5,035                  3,198
                                     ===========            ===========
  Cost                                   $50,275                $32,192
                                     ===========            ===========
  Market value                           $53,068                $39,719
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                         5                      4
 Other assets                                  1                     --
                                     -----------            -----------
 Total assets                             53,074                 39,723
                                     -----------            -----------
LIABILITIES:
 Due to Sponsor Company                        5                      4
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            --                     --
                                     -----------            -----------
 Total liabilities                             5                      4
                                     -----------            -----------
NET ASSETS:
 For Contract liabilities                $53,069                $39,719
                                     ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            35,697                 37,484
 Minimum unit fair value #*            $1.485466              $1.058539
 Maximum unit fair value #*            $1.520377              $1.083489
 Contract liability                      $53,069                $39,719
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                     --
 Minimum unit fair value #*                   --                     --
 Maximum unit fair value #*                   --                     --
 Contract liability                           --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                    INTERNATIONAL             SMALL CAP               SMALL CAP              ADVANTAGE VT
                                     EQUITY FUND             GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (Q)(R)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,848,291                 472,200                 927,489                 281,090
                                     ============            ============            ============            ============
  Cost                                 $9,303,724              $2,980,230              $6,879,528              $4,645,006
                                     ============            ============            ============            ============
  Market value                         $8,816,487              $3,640,593              $7,725,988              $4,890,973
 Due from Sponsor Company                      --                      --                      --                      --
 Receivable from fund shares
  sold                                        878                     289                   1,087                     623
 Other assets                                  --                       2                      --                      71
                                     ------------            ------------            ------------            ------------
 Total assets                           8,817,365               3,640,884               7,727,075               4,891,667
                                     ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       878                     289                   1,087                     623
 Payable for fund shares
  purchased                                    --                      --                      --                      --
 Other liabilities                              1                      --                      --                      --
                                     ------------            ------------            ------------            ------------
 Total liabilities                            879                     289                   1,087                     623
                                     ------------            ------------            ------------            ------------
NET ASSETS:
 For Contract liabilities              $8,816,486              $3,640,595              $7,725,988              $4,891,044
                                     ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          7,925,971                 309,032                 692,483                 463,118
 Minimum unit fair value #*             $0.842027               $1.571517              $11.015731              $10.442168
 Maximum unit fair value #*            $11.833521              $12.103026              $11.225910              $10.490576
 Contract liability                    $8,786,192              $3,599,815              $7,719,105              $4,853,980
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             20,208                   3,374                     614                   3,534
 Minimum unit fair value #*             $1.499092              $12.085448              $11.209611              $10.486980
 Maximum unit fair value #*             $1.499092              $12.085448              $11.209611              $10.486980
 Contract liability                       $30,294                 $40,780                  $6,883                 $37,064

(q) Funded as of January 4, 2011.

(r) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                         CAPITAL                 INTERNATIONAL
                                    APPRECIATION FUND           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                    $25,009
                                       -----------                -----------
EXPENSES:
 Administrative charges                       (153)                       (19)
 Mortality and expense risk
  charges                                  (58,231)                    (8,686)
                                       -----------                -----------
  Total expenses                           (58,384)                    (8,705)
                                       -----------                -----------
  Net investment income (loss)             (58,384)                    16,304
                                       -----------                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    350,487                   (102,716)
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (662,313)                   (53,073)
                                       -----------                -----------
  Net gain (loss) on
   investments                            (311,826)                  (155,789)
                                       -----------                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(370,210)                 $(139,485)
                                       ===========                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  INVESCO V.I.        INVESCO V.I.        INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                     CAPITAL              CORE                HIGH                 GROWTH AND
                                APPRECIATION FUND      EQUITY FUND         YIELD FUND           INCOME PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,607            $38,637             $134,605                 $19,225
                                   -----------          ---------          -----------             -----------
EXPENSES:
 Administrative charges                   (123)                --                 (571)                     --
 Mortality and expense risk
  charges                              (24,141)           (55,613)             (29,595)                (24,669)
                                   -----------          ---------          -----------             -----------
  Total expenses                       (24,264)           (55,613)             (30,166)                (24,669)
                                   -----------          ---------          -----------             -----------
  Net investment income
   (loss)                              (21,657)           (16,976)             104,439                  (5,444)
                                   -----------          ---------          -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (56,378)            76,933             (162,552)               (205,183)
 Net realized gain on
  distributions                             --                 --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (68,981)           (92,480)              36,820                 282,039
                                   -----------          ---------          -----------             -----------
  Net gain (loss) on
   investments                        (125,359)           (15,547)            (125,732)                 76,856
                                   -----------          ---------          -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(147,016)          $(32,523)            $(21,293)                $71,412
                                   ===========          =========          ===========             ===========

                                ALLIANCEBERNSTEIN VPS                             STERLING
                                     INTERMEDIATE         AMERICAN FUNDS      CAPITAL STRATEGIC
                                    BOND PORTFOLIO          GROWTH FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $132,395                $2,262               $26,697
                                      ----------             ---------           -----------
EXPENSES:
 Administrative charges                       --                   (12)                   --
 Mortality and expense risk
  charges                                (40,947)               (4,933)              (48,247)
                                      ----------             ---------           -----------
  Total expenses                         (40,947)               (4,945)              (48,247)
                                      ----------             ---------           -----------
  Net investment income
   (loss)                                 91,448                (2,683)              (21,550)
                                      ----------             ---------           -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13,558                14,885              (365,227)
 Net realized gain on
  distributions                           10,760                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             25,419               (29,756)              106,283
                                      ----------             ---------           -----------
  Net gain (loss) on
   investments                            49,737               (14,871)             (258,944)
                                      ----------             ---------           -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $141,185              $(17,554)            $(280,494)
                                      ==========             =========           ===========

(a)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       STERLING                 STERLING
                                    CAPITAL SELECT           CAPITAL SPECIAL
                                      EQUITY VIF            OPPORTUNITIES VIF
                                    SUB-ACCOUNT (B)          SUB-ACCOUNT (C)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $211,825                     $ --
                                     -------------            -------------
EXPENSES:
 Administrative charges                         --                       --
 Mortality and expense risk
  charges                                 (279,306)                (157,427)
                                     -------------            -------------
  Total expenses                          (279,306)                (157,427)
                                     -------------            -------------
  Net investment income (loss)             (67,481)                (157,427)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,434,530)                 551,515
 Net realized gain on
  distributions                                 --                  384,067
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,502,385               (1,332,714)
                                     -------------            -------------
  Net gain (loss) on
   investments                            (932,145)                (397,132)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(999,626)               $(554,559)
                                     =============            =============

(b) Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(c) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              COLUMBIA VARIABLE         WELLS FARGO
                                     STERLING                                   PORTFOLIO --           ADVANTAGE VT
                                  CAPITAL TOTAL         CALVERT VP SRI          SMALL COMPANY              OMEGA
                                 RETURN BOND VIF      BALANCED PORTFOLIO         GROWTH FUND            GROWTH FUND
                                 SUB-ACCOUNT (D)          SUB-ACCOUNT          SUB-ACCOUNT (E)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $137,563               $20,019                    $ --                   $ --
                                    ----------             ---------             -----------            -----------
EXPENSES:
 Administrative charges                     --                   (49)                     --                     --
 Mortality and expense risk
  charges                              (59,938)              (19,691)               (120,968)               (66,302)
                                    ----------             ---------             -----------            -----------
  Total expenses                       (59,938)              (19,740)               (120,968)               (66,302)
                                    ----------             ---------             -----------            -----------
  Net investment income
   (loss)                               77,625                   279                (120,968)               (66,302)
                                    ----------             ---------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 32,063                13,245                 (35,453)               204,823
 Net realized gain on
  distributions                        139,881                    --                      --                 38,266
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (94,314)               39,416                (257,501)              (442,028)
                                    ----------             ---------             -----------            -----------
  Net gain (loss) on
   investments                          77,630                52,661                (292,954)              (198,939)
                                    ----------             ---------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $155,255               $52,940               $(413,922)             $(265,241)
                                    ==========             =========             ===========            ===========


                                 FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP
                                  ASSET MANAGER            GROWTH            CONTRAFUND
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $41,155                $27,411             $124,035
                                    ---------            -----------        -------------
EXPENSES:
 Administrative charges                   (80)                  (311)                (536)
 Mortality and expense risk
  charges                             (28,991)               (97,856)            (162,349)
                                    ---------            -----------        -------------
  Total expenses                      (29,071)               (98,167)            (162,885)
                                    ---------            -----------        -------------
  Net investment income
   (loss)                              12,084                (70,756)             (38,850)
                                    ---------            -----------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (39,308)               327,528              648,785
 Net realized gain on
  distributions                        10,132                 27,301                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (69,975)              (335,461)          (1,063,042)
                                    ---------            -----------        -------------
  Net gain (loss) on
   investments                        (99,151)                19,368             (414,257)
                                    ---------            -----------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(87,067)              $(51,388)           $(453,107)
                                    =========            ===========        =============

(d) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(e)  Formerly Columbia Small Company Growth Fund VS. Change effective May 2,
     2011

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP      FIDELITY(R) VIP
                                      OVERSEAS            FREEDOM 2020
                                      PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30,922              $4,655
                                     -----------            --------
EXPENSES:
 Administrative charges                      (77)                 --
 Mortality and expense risk
  charges                                (31,454)             (2,454)
                                     -----------            --------
  Total expenses                         (31,531)             (2,454)
                                     -----------            --------
  Net investment income (loss)              (609)              2,201
                                     -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (228,241)               (205)
 Net realized gain on
  distributions                            5,074                 891
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (245,142)             (8,353)
                                     -----------            --------
  Net gain (loss) on
   investments                          (468,309)             (7,667)
                                     -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(468,918)            $(5,466)
                                     ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP      FIDELITY(R) VIP     FIDELITY(R) VIP          FIDELITY(R) VIP
                                  FREEDOM 2030        FREEDOM 2015         FREEDOM 2025           FREEDOM INCOME
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO                PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $392               $9,134              $1,481                   $ --
                                    --------            ---------            --------                  -----
EXPENSES:
 Administrative charges                   --                   --                  --                     --
 Mortality and expense risk
  charges                               (447)              (6,890)               (819)                    (3)
                                    --------            ---------            --------                  -----
  Total expenses                        (447)              (6,890)               (819)                    (3)
                                    --------            ---------            --------                  -----
  Net investment income
   (loss)                                (55)               2,244                 662                     (3)
                                    --------            ---------            --------                  -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,305                1,523                   5                    (98)
 Net realized gain on
  distributions                           61                2,512                 255                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,784)             (14,411)             (6,334)                   105
                                    --------            ---------            --------                  -----
  Net gain (loss) on
   investments                        (1,418)             (10,376)             (6,074)                     7
                                    --------            ---------            --------                  -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,473)             $(8,132)            $(5,412)                    $4
                                    ========            =========            ========                  =====

                                  FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                  FUNDSMANAGER 20%        FUNDSMANAGER 50%        FUNDSMANAGER 60%
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $330                   $1,143                   $189
                                       ------                 --------                 ------
EXPENSES:
 Administrative charges                    --                       --                     --
 Mortality and expense risk
  charges                                (180)                    (854)                  (177)
                                       ------                 --------                 ------
  Total expenses                         (180)                    (854)                  (177)
                                       ------                 --------                 ------
  Net investment income
   (loss)                                 150                      289                     12
                                       ------                 --------                 ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (2)                       9                      2
 Net realized gain on
  distributions                            41                      148                     30
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (299)                  (1,749)                  (526)
                                       ------                 --------                 ------
  Net gain (loss) on
   investments                           (260)                  (1,592)                  (494)
                                       ------                 --------                 ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(110)                 $(1,303)                 $(482)
                                       ======                 ========                 ======

(f)  Not funded as of December 31, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP         FIDELITY(R) VIP
                                  FUNDSMANAGER 70%        FUNDSMANAGER 85%
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (G)           SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $55                     $6
                                       -------                  -----
EXPENSES:
 Administrative charges                     --                     --
 Mortality and expense risk
  charges                                 (547)                    (7)
                                       -------                  -----
  Total expenses                          (547)                    (7)
                                       -------                  -----
  Net investment income (loss)            (492)                    (1)
                                       -------                  -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,581                     --
 Net realized gain on
  distributions                             10                      1
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (12)                   (38)
                                       -------                  -----
  Net gain (loss) on
   investments                           2,579                    (37)
                                       -------                  -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,087                   $(38)
                                       =======                  =====

(g)  Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD             HARTFORD
                                     FRANKLIN           HARTFORD              TOTAL                CAPITAL
                                      INCOME            ADVISERS           RETURN BOND          APPRECIATION
                                 SECURITIES FUND        HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $116,175          $19,596,190           $1,476,492           $12,823,831
                                    ----------       --------------       --------------       ---------------
EXPENSES:
 Administrative charges                    (52)             (24,955)             (47,398)              (56,707)
 Mortality and expense risk
  charges                              (24,787)         (17,161,958)         (10,448,964)          (25,762,821)
                                    ----------       --------------       --------------       ---------------
  Total expenses                       (24,839)         (17,186,913)         (10,496,362)          (25,819,528)
                                    ----------       --------------       --------------       ---------------
  Net investment income
   (loss)                               91,336            2,409,277           (9,019,870)          (12,995,697)
                                    ----------       --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,966            8,943,870           (4,146,921)           20,851,475
 Net realized gain on
  distributions                             --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (75,969)          (4,382,848)          49,964,009          (241,317,478)
                                    ----------       --------------       --------------       ---------------
  Net gain (loss) on
   investments                         (69,003)           4,561,022           45,817,088          (220,466,003)
                                    ----------       --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $22,333           $6,970,299          $36,797,218         $(233,461,700)
                                    ==========       ==============       ==============       ===============

                                  HARTFORD
                                  DIVIDEND                 HARTFORD                 HARTFORD
                                 AND GROWTH             GLOBAL RESEARCH            HEALTHCARE
                                  HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (H)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $16,143,340                   $3,136                 $15,861
                               --------------            -------------            ------------
EXPENSES:
 Administrative charges               (42,454)                      --                      --
 Mortality and expense risk
  charges                         (12,724,958)                (333,545)               (591,721)
                               --------------            -------------            ------------
  Total expenses                  (12,767,412)                (333,545)               (591,721)
                               --------------            -------------            ------------
  Net investment income
   (loss)                           3,375,928                 (330,409)               (575,860)
                               --------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            19,608,661                  325,814               1,035,771
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (22,711,631)              (2,284,395)              2,660,207
                               --------------            -------------            ------------
  Net gain (loss) on
   investments                     (3,102,970)              (1,958,581)              3,695,978
                               --------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $272,958              $(2,288,990)             $3,120,118
                               ==============            =============            ============

(h) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                      HARTFORD
                                   HARTFORD          DISCIPLINED
                                GLOBAL GROWTH          EQUITY
                                   HLS FUND           HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,809         $1,219,507
                                --------------      -------------
EXPENSES:
 Administrative charges                     --                 --
 Mortality and expense risk
  charges                           (1,581,004)        (1,876,470)
                                --------------      -------------
  Total expenses                    (1,581,004)        (1,876,470)
                                --------------      -------------
  Net investment income (loss)      (1,553,195)          (656,963)
                                --------------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (2,550,778)         1,575,625
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,211,503)          (668,939)
                                --------------      -------------
  Net gain (loss) on
   investments                     (13,762,281)           906,686
                                --------------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(15,315,476)          $249,723
                                ==============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                 HARTFORD                  GROWTH             HARTFORD            HARTFORD
                                  GROWTH                OPPORTUNITIES        HIGH YIELD             INDEX
                                 HLS FUND                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $82,451                     $ --         $12,034,969          $2,977,795
                               -------------            -------------       -------------       -------------
EXPENSES:
 Administrative charges                  (11)                      --                  --                (457)
 Mortality and expense risk
  charges                         (1,097,879)              (1,534,398)         (2,208,594)         (2,470,701)
                               -------------            -------------       -------------       -------------
  Total expenses                  (1,097,890)              (1,534,398)         (2,208,594)         (2,471,158)
                               -------------            -------------       -------------       -------------
  Net investment income
   (loss)                         (1,015,439)              (1,534,398)          9,826,375             506,637
                               -------------            -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            2,124,670                   60,155           4,587,534           8,523,829
 Net realized gain on
  distributions                           --                       --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (7,292,255)              (7,624,077)         (9,692,218)         (7,700,405)
                               -------------            -------------       -------------       -------------
  Net gain (loss) on
   investments                    (5,167,585)              (7,563,922)         (5,104,684)            823,424
                               -------------            -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(6,183,024)             $(9,098,320)         $4,721,691          $1,330,061
                               =============            =============       =============       =============

                                  HARTFORD                 HARTFORD
                               INTERNATIONAL             SMALL/MID CAP          HARTFORD
                               OPPORTUNITIES                EQUITY               MIDCAP
                                  HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $160,372                     $ --           $1,210,930
                               --------------            -------------       --------------
EXPENSES:
 Administrative charges               (16,115)                      --                   --
 Mortality and expense risk
  charges                          (5,297,097)                (468,643)          (2,356,051)
                               --------------            -------------       --------------
  Total expenses                   (5,313,212)                (468,643)          (2,356,051)
                               --------------            -------------       --------------
  Net investment income
   (loss)                          (5,152,840)                (468,643)          (1,145,121)
                               --------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             3,607,019                1,395,557           10,963,507
 Net realized gain on
  distributions                            --                2,199,971                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (54,425,032)              (4,136,770)         (25,677,752)
                               --------------            -------------       --------------
  Net gain (loss) on
   investments                    (50,818,013)                (541,242)         (14,714,245)
                               --------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(55,970,853)             $(1,009,885)        $(15,859,366)
                               ==============            =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 MIDCAP VALUE             MONEY MARKET
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,811                     $ --
                                --------------            -------------
EXPENSES:
 Administrative charges                     --                  (10,955)
 Mortality and expense risk
  charges                           (2,140,070)              (3,313,432)
                                --------------            -------------
  Total expenses                    (2,140,070)              (3,324,387)
                                --------------            -------------
  Net investment income (loss)      (2,126,259)              (3,324,387)
                                --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (937,469)                      --
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (10,508,262)                      --
                                --------------            -------------
  Net gain (loss) on
   investments                     (11,445,731)                      --
                                --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(13,571,990)             $(3,324,387)
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                      HARTFORD                 HARTFORD             HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND                 HLS FUND             HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --           $8,352,979               $6,147,297
                                    -------------            -------------       --------------            -------------
EXPENSES:
 Administrative charges                    (4,187)                     (10)             (15,380)                     (56)
 Mortality and expense risk
  charges                              (1,746,526)              (1,575,772)          (8,765,445)              (3,615,096)
                                    -------------            -------------       --------------            -------------
  Total expenses                       (1,750,713)              (1,575,782)          (8,780,825)              (3,615,152)
                                    -------------            -------------       --------------            -------------
  Net investment income
   (loss)                              (1,750,713)              (1,575,782)            (427,846)               2,532,145
                                    -------------            -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,615,508                6,534,922           19,411,298               (2,855,270)
 Net realized gain on
  distributions                                --                       --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,183,976)              (3,824,413)         (33,853,612)               7,938,795
                                    -------------            -------------       --------------            -------------
  Net gain (loss) on
   investments                         (2,568,468)               2,710,509          (14,442,314)               5,083,525
                                    -------------            -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(4,319,181)              $1,134,727         $(14,870,160)              $7,615,670
                                    =============            =============       ==============            =============


                                 HARTFORD              HUNTINGTON VA          HUNTINGTON VA
                                   VALUE                  INCOME                DIVIDEND
                                 HLS FUND               EQUITY FUND           CAPTURE FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,042,585               $212,442               $364,673
                               -------------            -----------            -----------
EXPENSES:
 Administrative charges                   --                     --                     --
 Mortality and expense risk
  charges                         (2,040,149)              (130,287)              (171,346)
                               -------------            -----------            -----------
  Total expenses                  (2,040,149)              (130,287)              (171,346)
                               -------------            -----------            -----------
  Net investment income
   (loss)                              2,436                 82,155                193,327
                               -------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            2,839,055               (277,410)              (273,049)
 Net realized gain on
  distributions                           --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (7,277,533)               697,046                721,571
                               -------------            -----------            -----------
  Net gain (loss) on
   investments                    (4,438,478)               419,636                448,522
                               -------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(4,436,042)              $501,791               $641,849
                               =============            ===========            ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA
                                    HUNTINGTON VA            MID CORP
                                     GROWTH FUND           AMERICA FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,888                $25,005
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                                (75,734)               (99,701)
                                     -----------            -----------
  Total expenses                         (75,734)               (99,701)
                                     -----------            -----------
  Net investment income (loss)           (67,846)               (74,696)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (68,641)               723,139
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (65,910)              (842,458)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (134,551)              (119,319)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(202,397)             $(194,015)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA          HUNTINGTON VA
                                        NEW                 ROTATING            INTERNATIONAL         HUNTINGTON VA
                                   ECONOMY FUND           MARKETS FUND           EQUITY FUND         MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $5,307                $16,642               $3,591
                                    -----------            ----------            -----------            ---------
EXPENSES:
 Administrative charges                      --                    --                     --                   --
 Mortality and expense risk
  charges                               (35,088)              (29,391)               (26,247)             (12,607)
                                    -----------            ----------            -----------            ---------
  Total expenses                        (35,088)              (29,391)               (26,247)             (12,607)
                                    -----------            ----------            -----------            ---------
  Net investment income
   (loss)                               (35,088)              (24,084)                (9,605)              (9,016)
                                    -----------            ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  40,521               108,136                (24,086)             (44,458)
 Net realized gain on
  distributions                              --                    --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (297,668)               17,786               (173,867)              30,587
                                    -----------            ----------            -----------            ---------
  Net gain (loss) on
   investments                         (257,147)              125,922               (197,953)             (13,871)
                                    -----------            ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(292,235)             $101,838              $(207,558)            $(22,887)
                                    ===========            ==========            ===========            =========

                                  HUNTINGTON VA                                    BLACKROCK
                                    MORTGAGE            HUNTINGTON VA               GLOBAL
                                 SECURITIES FUND         SITUS FUND         OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,665                   $440                  $1,127
                                    ---------            -----------               ---------
EXPENSES:
 Administrative charges                    --                     --                      --
 Mortality and expense risk
  charges                             (11,252)               (35,022)                 (1,844)
                                    ---------            -----------               ---------
  Total expenses                      (11,252)               (35,022)                 (1,844)
                                    ---------            -----------               ---------
  Net investment income
   (loss)                                (587)               (34,582)                   (717)
                                    ---------            -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                17,843                147,557                    (749)
 Net realized gain on
  distributions                            --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,888               (139,760)                (14,311)
                                    ---------            -----------               ---------
  Net gain (loss) on
   investments                         26,731                  7,797                 (15,060)
                                    ---------            -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,144               $(26,785)               $(15,777)
                                    =========            ===========               =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     BLACKROCK             UIF U.S.
                                     LARGE CAP            REAL ESTATE
                                  GROWTH V.I. FUND         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,531                $3,239
                                      --------             ---------
EXPENSES:
 Administrative charges                     --                   (61)
 Mortality and expense risk
  charges                               (2,359)               (7,279)
                                      --------             ---------
  Total expenses                        (2,359)               (7,340)
                                      --------             ---------
  Net investment income (loss)            (828)               (4,101)
                                      --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,316                22,347
 Net realized gain on
  distributions                            400                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,610                 6,580
                                      --------             ---------
  Net gain (loss) on
   investments                           3,326                28,927
                                      --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,498               $24,826
                                      ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                                  MTB MANAGED           COLUMBIA VARIABLE
                                 VAN KAMPEN V.I.        UIF MID CAP           ALLOCATION              PORTFOLIO --
                                   EQUITY AND             GROWTH           FUND -- MODERATE       MARSICO INTERNATIONAL
                                   INCOME FUND           PORTFOLIO             GROWTH II           OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT (I)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,017               $2,582                $38,773                  $109,681
                                    ---------            ---------            -----------             -------------
EXPENSES:
 Administrative charges                    (9)                 (14)                    --                    (7,933)
 Mortality and expense risk
  charges                              (4,958)             (12,710)               (36,587)                 (210,722)
                                    ---------            ---------            -----------             -------------
  Total expenses                       (4,967)             (12,724)               (36,587)                 (218,655)
                                    ---------            ---------            -----------             -------------
  Net investment income
   (loss)                               2,050              (10,142)                 2,186                  (108,974)
                                    ---------            ---------            -----------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   687              (15,046)               (96,257)                  375,673
 Net realized gain on
  distributions                            --                  435                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,977)             (72,542)               (68,727)               (2,783,059)
                                    ---------            ---------            -----------             -------------
  Net gain (loss) on
   investments                        (11,290)             (87,153)              (164,984)               (2,407,386)
                                    ---------            ---------            -----------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(9,240)            $(97,295)             $(162,798)              $(2,516,360)
                                    =========            =========            ===========             =============

                                                         COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                 COLUMBIA VARIABLE         PORTFOLIO --            PORTFOLIO --
                                   PORTFOLIO --           MARSICO FOCUSED        ASSET ALLOCATION
                                 HIGH INCOME FUND          EQUITIES FUND               FUND
                                  SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $729,373                 $111,708                $92,296
                                    -----------            -------------            -----------
EXPENSES:
 Administrative charges                  (7,345)                  (7,572)                    --
 Mortality and expense risk
  charges                              (159,589)                (363,990)               (51,647)
                                    -----------            -------------            -----------
  Total expenses                       (166,934)                (371,562)               (51,647)
                                    -----------            -------------            -----------
  Net investment income
   (loss)                               562,439                 (259,854)                40,649
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  55,203                1,868,176               (160,503)
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,052)              (2,545,053)                54,040
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                          (57,849)                (676,877)              (106,463)
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $504,590                $(936,731)              $(65,814)
                                    ===========            =============            ===========

(i) Formerly Columbia Marsico International Opportunities Fund VS. Change effective May 2, 2011.

(j)  Formerly Columbia High Yield Fund VS. Change effective May 2, 2011.

(k) Formerly Columbia Marsico Focused Equities Fund VS. Change effective May 2, 2011.

(l)  Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                     PORTFOLIO --            PORTFOLIO --
                                        MARSICO              MARSICO 21ST
                                      GROWTH FUND            CENTURY FUND
                                    SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $60,472                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative charges                     (5,034)                (2,024)
 Mortality and expense risk
  charges                                 (287,318)               (68,322)
                                     -------------            -----------
  Total expenses                          (292,352)               (70,346)
                                     -------------            -----------
  Net investment income (loss)            (231,880)               (70,346)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,900,603                307,959
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,388,065)              (867,029)
                                     -------------            -----------
  Net gain (loss) on
   investments                            (487,462)              (559,070)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(719,342)             $(629,416)
                                     =============            ===========

(m) Formerly Columbia Marsico Growth Fund VS. Change effective May 2, 2011.

(n) Formerly Columbia Marsico 21st Century Fund VS. Change effective May 2,
    2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                   PORTFOLIO --            PORTFOLIO --            OPPENHEIMER           PUTNAM VT
                                      MID CAP           DIVERSIFIED EQUITY      GLOBAL SECURITIES        SMALL CAP
                                    GROWTH FUND             INCOME FUND              FUND/VA            VALUE FUND
                                  SUB-ACCOUNT (O)       SUB-ACCOUNT (P)(Q)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $234,418               $8,237               $1,839
                                    -----------            -------------            ---------            ---------
EXPENSES:
 Administrative charges                  (8,946)                      --                  (33)                  (6)
 Mortality and expense risk
  charges                              (183,436)                (185,455)              (9,497)              (4,503)
                                    -----------            -------------            ---------            ---------
  Total expenses                       (192,382)                (185,455)              (9,530)              (4,509)
                                    -----------            -------------            ---------            ---------
  Net investment income
   (loss)                              (192,382)                  48,963               (1,293)              (2,670)
                                    -----------            -------------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 637,958               (4,810,660)              28,068                  311
 Net realized gain on
  distributions                              --                       --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (992,672)               3,818,893              (98,882)             (23,343)
                                    -----------            -------------            ---------            ---------
  Net gain (loss) on
   investments                         (354,714)                (991,767)             (70,814)             (23,032)
                                    -----------            -------------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(547,096)               $(942,804)            $(72,107)            $(25,702)
                                    ===========            =============            =========            =========

                                                                               PIONEER
                                    PIMCO VIT           PIONEER                MID CAP
                                   REAL RETURN         FUND VCT               VALUE VCT
                                    PORTFOLIO          PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $40,074            $245,200               $1,703
                                    ----------       -------------            ---------
EXPENSES:
 Administrative charges                    (38)                 --                   (9)
 Mortality and expense risk
  charges                              (23,700)           (316,739)              (3,449)
                                    ----------       -------------            ---------
  Total expenses                       (23,738)           (316,739)              (3,458)
                                    ----------       -------------            ---------
  Net investment income
   (loss)                               16,336             (71,539)              (1,755)
                                    ----------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,291             214,233               23,133
 Net realized gain on
  distributions                         57,432           1,137,526                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          111,107          (2,424,167)             (40,957)
                                    ----------       -------------            ---------
  Net gain (loss) on
   investments                         169,830          (1,072,408)             (17,824)
                                    ----------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $186,166         $(1,143,947)            $(19,579)
                                    ==========       =============            =========

(o) Formerly Columbia Marsico Midcap Growth Fund VS. Change effective May 2,
    2011.

(p) Funded as of April 29, 2011.

(q) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  JENNISON 20/20
                                       FOCUS              JENNISON
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                               (5,153)             (15,640)
                                     ---------            ---------
  Total expenses                        (5,153)             (15,640)
                                     ---------            ---------
  Net investment income (loss)          (5,153)             (15,640)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 25,513                2,854
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (36,210)              (1,311)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (10,697)               1,543
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(15,850)            $(14,097)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                                         SERIES SP
                                   PRUDENTIAL          INTERNATIONAL            ROYCE              LEGG MASON
                                      VALUE               GROWTH              SMALL-CAP           CLEARBRIDGE
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO        APPRECIATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,478                 $497               $4,490               $1,955
                                    ---------            ---------            ---------             --------
EXPENSES:
 Administrative charges                    --                   --                  (37)                  --
 Mortality and expense risk
  charges                             (10,835)              (1,866)             (17,392)              (1,498)
                                    ---------            ---------            ---------             --------
  Total expenses                      (10,835)              (1,866)             (17,429)              (1,498)
                                    ---------            ---------            ---------             --------
  Net investment income
   (loss)                              (7,357)              (1,369)             (12,939)                 457
                                    ---------            ---------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,431)               1,210               20,482                   17
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (35,994)             (19,921)             (70,270)               1,195
                                    ---------            ---------            ---------             --------
  Net gain (loss) on
   investments                        (40,425)             (18,711)             (49,788)               1,212
                                    ---------            ---------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(47,782)            $(20,080)            $(62,727)              $1,669
                                    =========            =========            =========             ========

                                                         VICTORY
                                                        VARIABLE
                                 WESTERN ASSET          INSURANCE             INVESCO
                                     MONEY             DIVERSIFIED        VAN KAMPEN V.I.
                                  MARKET FUND          STOCK FUND          COMSTOCK FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $46               $4,537               $1,868
                                    --------            ---------             --------
EXPENSES:
 Administrative charges                   --                   --                   --
 Mortality and expense risk
  charges                             (1,901)              (9,517)              (1,748)
                                    --------            ---------             --------
  Total expenses                      (1,901)              (9,517)              (1,748)
                                    --------            ---------             --------
  Net investment income
   (loss)                             (1,855)              (4,980)                 120
                                    --------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --               20,212                3,414
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --              (63,151)              (8,426)
                                    --------            ---------             --------
  Net gain (loss) on
   investments                            --              (42,939)              (5,012)
                                    --------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,855)            $(47,919)             $(4,892)
                                    ========            =========             ========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                    INDEX ASSET         TOTAL RETURN
                                  ALLOCATION FUND        BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,475              $2,189
                                     ---------            --------
EXPENSES:
 Administrative charges                     --                  --
 Mortality and expense risk
  charges                               (4,020)             (1,461)
                                     ---------            --------
  Total expenses                        (4,020)             (1,461)
                                     ---------            --------
  Net investment income (loss)           3,455                 728
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     55               1,913
 Net realized gain on
  distributions                             --               3,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,449                (650)
                                     ---------            --------
  Net gain (loss) on
   investments                           7,504               4,446
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,959              $5,174
                                     =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO            WELLS FARGO             WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                   INTRINSIC            INTERNATIONAL             SMALL CAP
                                   VALUE FUND            EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $331                  $67,311                   $ --
                                    --------            -------------            -----------
EXPENSES:
 Administrative charges                   --                       --                     --
 Mortality and expense risk
  charges                             (1,423)                (164,315)               (63,393)
                                    --------            -------------            -----------
  Total expenses                      (1,423)                (164,315)               (63,393)
                                    --------            -------------            -----------
  Net investment income
   (loss)                             (1,092)                 (97,004)               (63,393)
                                    --------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                7,808                  188,140                245,604
 Net realized gain on
  distributions                           --                  476,524                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,120)              (2,064,669)              (455,210)
                                    --------            -------------            -----------
  Net gain (loss) on
   investments                           688               (1,400,005)              (209,606)
                                    --------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(404)             $(1,497,009)             $(272,999)
                                    ========            =============            ===========

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (R)(S)
-----------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $84,945                  $65,143
                                    -------------            -------------
EXPENSES:
 Administrative charges                        --                       --
 Mortality and expense risk
  charges                                (158,956)                 (85,353)
                                    -------------            -------------
  Total expenses                         (158,956)                 (85,353)
                                    -------------            -------------
  Net investment income
   (loss)                                 (74,011)                 (20,210)
                                    -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   505,640                 (405,801)
 Net realized gain on
  distributions                                --                1,385,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,301,172)              (1,334,321)
                                    -------------            -------------
  Net gain (loss) on
   investments                           (795,532)                (354,909)
                                    -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(869,543)               $(375,119)
                                    =============            =============

(r)  Funded as of January 4, 2011.

(s) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP       ALLIANCEBERNSTEIN VPS
                                          CAPITAL                  INTERNATIONAL
                                     APPRECIATION FUND            VALUE PORTFOLIO
                                        SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(58,384)                   $16,304
 Net realized gain (loss) on
  security transactions                      350,487                   (102,716)
 Net realized gain on
  distributions                                   --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (662,313)                   (53,073)
                                       -------------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                (370,210)                  (139,485)
                                       -------------                -----------
UNIT TRANSACTIONS:
 Purchases                                    51,757                     16,103
 Net transfers                              (218,650)                  (119,980)
 Surrenders for benefit
  payments and fees                         (543,185)                   (76,654)
 Other transactions                            1,203                         (4)
 Death benefits                                   --                         --
 Net loan activity                                --                         --
 Net annuity transactions                       (469)                        --
                                       -------------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (709,344)                  (180,535)
                                       -------------                -----------
 Net increase (decrease) in
  net assets                              (1,079,554)                  (320,020)
NET ASSETS:
 Beginning of year                         5,040,013                    847,741
                                       -------------                -----------
 End of year                              $3,960,459                   $527,721
                                       =============                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                  GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,657)               $(16,976)               $104,439                  $(5,444)
 Net realized gain (loss) on
  security transactions                  (56,378)                 76,933                (162,552)                (205,183)
 Net realized gain on
  distributions                               --                      --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,981)                (92,480)                 36,820                  282,039
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (147,016)                (32,523)                (21,293)                  71,412
                                    ------------            ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 5,260                   1,610                      60                      520
 Net transfers                            (7,639)                (19,414)                289,807                  168,165
 Surrenders for benefit
  payments and fees                     (369,497)               (536,681)               (332,094)                (351,714)
 Other transactions                           52                     (16)                     46                      (18)
 Death benefits                          (26,731)               (109,271)                (78,141)                 (27,456)
 Net loan activity                            --                      --                      --                       --
 Net annuity transactions                  4,202                  15,295                    (379)                  (6,373)
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (394,353)               (648,477)               (120,701)                (216,876)
                                    ------------            ------------            ------------             ------------
 Net increase (decrease) in
  net assets                            (541,369)               (681,000)               (141,994)                (145,464)
NET ASSETS:
 Beginning of year                     2,055,179               4,477,161               2,051,264                1,877,135
                                    ------------            ------------            ------------             ------------
 End of year                          $1,513,810              $3,796,161              $1,909,270               $1,731,671
                                    ============            ============            ============             ============

                                ALLIANCEBERNSTEIN VPS                                 STERLING
                                     INTERMEDIATE           AMERICAN FUNDS        CAPITAL STRATEGIC
                                    BOND PORTFOLIO           GROWTH FUND        ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $91,448                $(2,683)                $(21,550)
 Net realized gain (loss) on
  security transactions                    13,558                 14,885                 (365,227)
 Net realized gain on
  distributions                            10,760                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,419                (29,756)                 106,283
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              141,185                (17,554)                (280,494)
                                     ------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 15,421                  8,518                   27,286
 Net transfers                             84,089                (22,867)                (197,587)
 Surrenders for benefit
  payments and fees                      (435,032)               (58,413)                (804,767)
 Other transactions                             1                     71                      (14)
 Death benefits                           (24,895)                    --                  (17,074)
 Net loan activity                             --                     --                       --
 Net annuity transactions                  (2,508)                    --                       --
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (362,924)               (72,691)                (992,156)
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets                             (221,739)               (90,245)              (1,272,650)
NET ASSETS:
 Beginning of year                      3,119,767                431,336                4,114,243
                                     ------------             ----------            -------------
 End of year                           $2,898,028               $341,091               $2,841,593
                                     ============             ==========            =============

(a)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       STERLING                 STERLING
                                    CAPITAL SELECT           CAPITAL SPECIAL
                                      EQUITY VIF            OPPORTUNITIES VIF
                                    SUB-ACCOUNT (B)          SUB-ACCOUNT (C)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(67,481)               $(157,427)
 Net realized gain (loss) on
  security transactions                 (2,434,530)                 551,515
 Net realized gain on
  distributions                                 --                  384,067
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,502,385               (1,332,714)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (999,626)                (554,559)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 226,529                   21,020
 Net transfers                          (1,584,032)              (1,172,044)
 Surrenders for benefit
  payments and fees                     (3,123,775)              (1,252,680)
 Other transactions                           (126)                     (30)
 Death benefits                           (307,424)                      --
 Net loan activity                              --                       --
 Net annuity transactions                   (3,973)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,792,801)              (2,403,734)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (5,792,427)              (2,958,293)
NET ASSETS:
 Beginning of year                      22,764,911               12,436,613
                                     -------------            -------------
 End of year                           $16,972,484               $9,478,320
                                     =============            =============

(b) Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(c) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              COLUMBIA VARIABLE         WELLS FARGO
                                     STERLING                                   PORTFOLIO --           ADVANTAGE VT
                                   CAPITAL TOTAL         CALVERT VP SRI         SMALL COMPANY              OMEGA
                                  RETURN BOND VIF      BALANCED PORTFOLIO        GROWTH FUND            GROWTH FUND
                                  SUB-ACCOUNT (D)         SUB-ACCOUNT          SUB-ACCOUNT (E)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $77,625                  $279              $(120,968)              $(66,302)
 Net realized gain (loss) on
  security transactions                   32,063                13,245                (35,453)               204,823
 Net realized gain on
  distributions                          139,881                    --                     --                 38,266
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (94,314)               39,416               (257,501)              (442,028)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             155,255                52,940               (413,922)              (265,241)
                                   -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                24,192                11,241                 24,166                  5,427
 Net transfers                           908,198              (100,465)            (1,167,449)               391,468
 Surrenders for benefit
  payments and fees                   (1,020,390)             (189,184)            (1,359,998)            (1,151,731)
 Other transactions                          411                    (3)                   191                      2
 Death benefits                         (158,111)                   --               (174,196)               (80,326)
 Net loan activity                            --                    --                     --                     --
 Net annuity transactions                131,583                (8,014)                 3,349                 (5,255)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (114,117)             (286,425)            (2,673,937)              (840,415)
                                   -------------          ------------          -------------          -------------
 Net increase (decrease) in
  net assets                              41,138              (233,485)            (3,087,859)            (1,105,656)
NET ASSETS:
 Beginning of year                     3,932,955             1,748,304              9,021,250              4,806,186
                                   -------------          ------------          -------------          -------------
 End of year                          $3,974,093            $1,514,819             $5,933,391             $3,700,530
                                   =============          ============          =============          =============


                                 FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R) VIP
                                  ASSET MANAGER          GROWTH             CONTRAFUND
                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,084            $(70,756)            $(38,850)
 Net realized gain (loss) on
  security transactions                 (39,308)            327,528              648,785
 Net realized gain on
  distributions                          10,132              27,301                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (69,975)           (335,461)          (1,063,042)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (87,067)            (51,388)            (453,107)
                                   ------------       -------------        -------------
UNIT TRANSACTIONS:
 Purchases                               37,030              89,808              163,667
 Net transfers                         (231,783)           (320,215)            (771,750)
 Surrenders for benefit
  payments and fees                    (455,486)         (1,324,707)          (2,029,849)
 Other transactions                       1,256                 711                  192
 Death benefits                              --                  --                   --
 Net loan activity                           --                  --                   --
 Net annuity transactions                    --                (363)                 (36)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (648,983)         (1,554,766)          (2,637,776)
                                   ------------       -------------        -------------
 Net increase (decrease) in
  net assets                           (736,050)         (1,606,154)          (3,090,883)
NET ASSETS:
 Beginning of year                    2,675,013           8,454,240           14,472,520
                                   ------------       -------------        -------------
 End of year                         $1,938,963          $6,848,086          $11,381,637
                                   ============       =============        =============

(d) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(e)  Formerly Columbia Small Company Growth Fund VS. Change effective May 2,
     2011

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP         FIDELITY(R) VIP
                                   OVERSEAS               FREEDOM 2020
                                   PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(609)                $2,201
 Net realized gain (loss) on
  security transactions               (228,241)                  (205)
 Net realized gain on
  distributions                          5,074                    891
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (245,142)                (8,353)
                                 -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (468,918)                (5,466)
                                 -------------             ----------
UNIT TRANSACTIONS:
 Purchases                              34,277                  2,002
 Net transfers                        (246,536)                57,562
 Surrenders for benefit
  payments and fees                   (466,903)                (1,972)
 Other transactions                        201                     --
 Death benefits                             --                     --
 Net loan activity                          --                     --
 Net annuity transactions                   --                     --
                                 -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (678,961)                57,592
                                 -------------             ----------
 Net increase (decrease) in
  net assets                        (1,147,879)                52,126
NET ASSETS:
 Beginning of year                   2,972,544                179,923
                                 -------------             ----------
 End of year                        $1,824,665               $232,049
                                 =============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP      FIDELITY(R) VIP
                                  FREEDOM 2030          FREEDOM 2015         FREEDOM 2025         FREEDOM INCOME
                                    PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(55)               $2,244                 $662                  $(3)
 Net realized gain (loss) on
  security transactions                 1,305                 1,523                    5                  (98)
 Net realized gain on
  distributions                            61                 2,512                  255                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,784)              (14,411)              (6,334)                 105
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,473)               (8,132)              (5,412)                   4
                                    ---------            ----------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                              6,919                 2,002                2,002                  231
 Net transfers                        (23,785)              (43,586)              77,523               (3,062)
 Surrenders for benefit
  payments and fees                    (5,809)               (2,012)              (1,883)                (286)
 Other transactions                        --                    --                   --                   --
 Death benefits                            --                    --                   --                   --
 Net loan activity                         --                    --                   --                   --
 Net annuity transactions                  --                    --                   --                   --
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (22,675)              (43,596)              77,642               (3,117)
                                    ---------            ----------            ---------             --------
 Net increase (decrease) in
  net assets                          (24,148)              (51,728)              72,230               (3,113)
NET ASSETS:
 Beginning of year                     44,351               535,531                6,414                3,113
                                    ---------            ----------            ---------             --------
 End of year                          $20,203              $483,803              $78,644                 $ --
                                    =========            ==========            =========             ========

                                   FIDELITY(R) VIP          FIDELITY(R) VIP          FIDELITY(R) VIP
                                  FUNDSMANAGER 20%         FUNDSMANAGER 50%         FUNDSMANAGER 60%
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $150                     $289                      $12
 Net realized gain (loss) on
  security transactions                      (2)                       9                        2
 Net realized gain on
  distributions                              41                      148                       30
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (299)                  (1,749)                    (526)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               (110)                  (1,303)                    (482)
                                      ---------                ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                   --                       --                       --
 Net transfers                           13,441                       --                       --
 Surrenders for benefit
  payments and fees                          (5)                      (9)                      (1)
 Other transactions                          --                       --                       --
 Death benefits                              --                       --                       --
 Net loan activity                           --                       --                       --
 Net annuity transactions                    --                       --                       --
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,436                       (9)                      (1)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets                             13,326                   (1,312)                    (483)
NET ASSETS:
 Beginning of year                        8,656                   68,137                   14,185
                                      ---------                ---------                ---------
 End of year                            $21,982                  $66,825                  $13,702
                                      =========                =========                =========

(f)  Not funded as of December 31, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP         FIDELITY(R) VIP
                                   FUNDSMANAGER 70%       FUNDSMANAGER 85%
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (G)           SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(492)                   $(1)
 Net realized gain (loss) on
  security transactions                  2,581                     --
 Net realized gain on
  distributions                             10                      1
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (12)                   (38)
                                       -------                  -----
 Net increase (decrease) in
  net assets resulting from
  operations                             2,087                    (38)
                                       -------                  -----
UNIT TRANSACTIONS:
 Purchases                                  --                     --
 Net transfers                           1,622                     --
 Surrenders for benefit
  payments and fees                        (18)                    --
 Other transactions                         --                     --
 Death benefits                             --                     --
 Net loan activity                          --                     --
 Net annuity transactions                   --                     --
                                       -------                  -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,604                     --
                                       -------                  -----
 Net increase (decrease) in
  net assets                             3,691                    (38)
NET ASSETS:
 Beginning of year                          --                    568
                                       -------                  -----
 End of year                            $3,691                   $530
                                       =======                  =====

(g)  Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD               HARTFORD
                                   FRANKLIN             HARTFORD                TOTAL                CAPITAL
                                    INCOME              ADVISERS             RETURN BOND           APPRECIATION
                               SECURITIES FUND          HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $91,336             $2,409,277           $(9,019,870)          $(12,995,697)
 Net realized gain (loss)
  on security transactions              6,966              8,943,870            (4,146,921)            20,851,475
 Net realized gain on
  distributions                            --                     --                    --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (75,969)            (4,382,848)           49,964,009           (241,317,478)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                      22,333              6,970,299            36,797,218           (233,461,700)
                                 ------------       ----------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             19,581              6,270,447             4,340,199              8,407,740
 Net transfers                        (11,077)           (39,776,705)            3,953,773            (91,258,627)
 Surrenders for benefit
  payments and fees                  (314,690)          (186,563,790)         (153,671,391)          (286,963,779)
 Other transactions                        57                 78,114                15,272                 68,784
 Death benefits                            --            (35,785,879)          (15,462,761)           (29,477,304)
 Net loan activity                         --                     --                    --                     --
 Net annuity transactions                  --              1,111,888               287,625               (281,986)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (306,129)          (254,665,925)         (160,537,283)          (399,505,172)
                                 ------------       ----------------       ---------------       ----------------
 Net increase (decrease)
  in net assets                      (283,796)          (247,695,626)         (123,740,065)          (632,966,872)
NET ASSETS:
 Beginning of year                  2,028,229          1,395,280,194           771,067,628          2,157,817,381
                                 ------------       ----------------       ---------------       ----------------
 End of year                       $1,744,433         $1,147,584,568          $647,327,563         $1,524,850,509
                                 ============       ================       ===============       ================

                               HARTFORD
                               DIVIDEND                  HARTFORD                  HARTFORD
                              AND GROWTH              GLOBAL RESEARCH             HEALTHCARE
                               HLS FUND                  HLS FUND                  HLS FUND
                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (H)
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $3,375,928                $(330,409)                $(575,860)
 Net realized gain (loss)
  on security transactions       19,608,661                  325,814                 1,035,771
 Net realized gain on
  distributions                          --                       --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (22,711,631)              (2,284,395)                2,660,207
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   272,958               (2,288,990)                3,120,118
                            ---------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                        5,490,022                  100,325                   132,324
 Net transfers                  (23,693,543)                (263,694)               (2,141,649)
 Surrenders for benefit
  payments and fees            (148,697,010)              (4,526,638)               (8,094,387)
 Other transactions                  40,515                    2,058                       203
 Death benefits                 (17,019,658)                (259,301)                 (521,744)
 Net loan activity                       --                       --                        --
 Net annuity transactions           200,790                   12,564                    83,092
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (183,678,884)              (4,934,686)              (10,542,161)
                            ---------------            -------------            --------------
 Net increase (decrease)
  in net assets                (183,405,926)              (7,223,676)               (7,422,043)
NET ASSETS:
 Beginning of year              964,487,510               25,793,084                43,679,064
                            ---------------            -------------            --------------
 End of year                   $781,081,584              $18,569,408               $36,257,021
                            ===============            =============            ==============

(h) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD           DISCIPLINED
                                GLOBAL GROWTH            EQUITY
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,553,195)           $(656,963)
 Net realized gain (loss) on
  security transactions             (2,550,778)           1,575,625
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,211,503)            (668,939)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (15,315,476)             249,723
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,006,220              884,269
 Net transfers                      (4,321,689)          (5,502,444)
 Surrenders for benefit
  payments and fees                (18,339,028)         (21,730,242)
 Other transactions                      2,448                  761
 Death benefits                     (1,647,065)          (2,700,709)
 Net loan activity                          --                   --
 Net annuity transactions              (27,708)             187,446
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (23,326,822)         (28,860,919)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (38,642,298)         (28,611,196)
NET ASSETS:
 Beginning of year                 121,653,104          133,951,585
                                --------------       --------------
 End of year                       $83,010,806         $105,340,389
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD              GROWTH              HARTFORD             HARTFORD
                                   GROWTH           OPPORTUNITIES          HIGH YIELD             INDEX
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,015,439)         $(1,534,398)          $9,826,375             $506,637
 Net realized gain (loss) on
  security transactions             2,124,670               60,155            4,587,534            8,523,829
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,292,255)          (7,624,077)          (9,692,218)          (7,700,405)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (6,183,024)          (9,098,320)           4,721,691            1,330,061
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            480,578              949,194              966,898            1,105,178
 Net transfers                     (2,879,335)          (3,391,967)          (2,335,278)          (7,068,641)
 Surrenders for benefit
  payments and fees               (16,983,187)         (19,389,905)         (30,718,020)         (26,157,129)
 Other transactions                     3,042               (1,683)               3,654               55,247
 Death benefits                    (1,616,373)          (1,328,118)          (3,130,320)          (3,818,214)
 Net loan activity                         --                   --                   --                   --
 Net annuity transactions              43,871               53,319              (73,188)            (128,733)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (20,951,404)         (23,109,160)         (35,286,254)         (36,012,292)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (27,134,428)         (32,207,480)         (30,564,563)         (34,682,231)
NET ASSETS:
 Beginning of year                 82,222,559          111,356,277          157,790,830          204,944,630
                               --------------       --------------       --------------       --------------
 End of year                      $55,088,131          $79,148,797         $127,226,267         $170,262,399
                               ==============       ==============       ==============       ==============

                                       HARTFORD                  HARTFORD
                                     INTERNATIONAL             SMALL/MID CAP          HARTFORD
                                     OPPORTUNITIES                EQUITY               MIDCAP
                                       HLS FUND                  HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,152,840)               $(468,643)         $(1,145,121)
 Net realized gain (loss) on
  security transactions                   3,607,019                1,395,557           10,963,507
 Net realized gain on
  distributions                                  --                2,199,971                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (54,425,032)              (4,136,770)         (25,677,752)
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (55,970,853)              (1,009,885)         (15,859,366)
                                    ---------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                2,049,516                  214,939              614,018
 Net transfers                          (11,138,057)              (1,294,173)          (9,932,657)
 Surrenders for benefit
  payments and fees                     (59,738,671)              (6,639,571)         (20,542,940)
 Other transactions                          20,664                    2,132                7,370
 Death benefits                          (7,541,100)                (195,344)          (4,268,587)
 Net loan activity                               --                       --                   --
 Net annuity transactions                    89,902                   15,198              121,949
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (76,257,746)              (7,896,819)         (34,000,847)
                                    ---------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (132,228,599)              (8,906,704)         (49,860,213)
NET ASSETS:
 Beginning of year                      427,082,036               34,230,347          206,435,192
                                    ---------------            -------------       --------------
 End of year                           $294,853,437              $25,323,643         $156,574,979
                                    ===============            =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                 MIDCAP VALUE         MONEY MARKET
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,126,259)          $(3,324,387)
 Net realized gain (loss) on
  security transactions               (937,469)                   --
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (10,508,262)                   --
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (13,571,990)           (3,324,387)
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             754,046             2,870,453
 Net transfers                      (4,787,949)          114,768,589
 Surrenders for benefit
  payments and fees                (29,158,905)         (150,771,024)
 Other transactions                        801                 4,388
 Death benefits                     (3,022,782)           (8,815,026)
 Net loan activity                          --                    (2)
 Net annuity transactions               14,542                18,909
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (36,200,247)          (41,923,713)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                       (49,772,237)          (45,248,100)
NET ASSETS:
 Beginning of year                 165,192,705           254,209,775
                                --------------       ---------------
 End of year                      $115,420,468          $208,961,675
                                ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                   SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                   HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,750,713)              $(1,575,782)            $(427,846)               $2,532,145
 Net realized gain (loss) on
  security transactions                  6,615,508                 6,534,922            19,411,298                (2,855,270)
 Net realized gain on
  distributions                                 --                        --                    --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,183,976)               (3,824,413)          (33,853,612)                7,938,795
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,319,181)                1,134,727           (14,870,160)                7,615,670
                                    --------------            --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 516,594                   576,446             3,130,716                 1,156,414
 Net transfers                          (4,784,385)               (5,121,862)          (26,733,115)               (2,782,522)
 Surrenders for benefit
  payments and fees                    (20,033,725)              (19,290,308)          (90,196,035)              (48,568,641)
 Other transactions                         (2,181)                    1,433                37,594                     5,250
 Death benefits                         (2,211,202)               (1,651,476)          (10,931,157)               (5,415,779)
 Net loan activity                              --                        --                    --                       (29)
 Net annuity transactions                   77,004                      (400)             (761,430)                   67,075
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,437,895)              (25,486,167)         (125,453,427)              (55,538,232)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets                           (30,757,076)              (24,351,440)         (140,323,587)              (47,922,562)
NET ASSETS:
 Beginning of year                     135,329,064               111,974,612           730,992,320               266,608,919
                                    --------------            --------------       ---------------            --------------
 End of year                          $104,571,988               $87,623,172          $590,668,733              $218,686,357
                                    ==============            ==============       ===============            ==============


                                  HARTFORD               HUNTINGTON VA            HUNTINGTON VA
                                   VALUE                    INCOME                  DIVIDEND
                                  HLS FUND                EQUITY FUND             CAPTURE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,436                  $82,155                 $193,327
 Net realized gain (loss) on
  security transactions             2,839,055                 (277,410)                (273,049)
 Net realized gain on
  distributions                            --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,277,533)                 697,046                  721,571
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,436,042)                 501,791                  641,849
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            489,924                   66,556                   94,784
 Net transfers                     (9,759,572)                (219,744)                 390,878
 Surrenders for benefit
  payments and fees               (26,371,739)              (2,134,937)              (2,902,402)
 Other transactions                      (582)                       3                      (48)
 Death benefits                    (2,658,319)                (183,404)                (239,714)
 Net loan activity                         --                       --                       --
 Net annuity transactions              62,119                   (1,836)                      --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (38,238,169)              (2,473,362)              (2,656,502)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (42,674,211)              (1,971,571)              (2,014,653)
NET ASSETS:
 Beginning of year                158,987,832                9,454,463               12,000,047
                               --------------            -------------            -------------
 End of year                     $116,313,621               $7,482,892               $9,985,394
                               ==============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HUNTINGTON VA
                                     HUNTINGTON VA              MID CORP
                                      GROWTH FUND             AMERICA FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(67,846)                $(74,696)
 Net realized gain (loss) on
  security transactions                    (68,641)                 723,139
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (65,910)                (842,458)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (202,397)                (194,015)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  52,335                   58,581
 Net transfers                            (291,801)                (336,345)
 Surrenders for benefit
  payments and fees                     (1,315,690)              (1,580,825)
 Other transactions                         (1,479)                       3
 Death benefits                            (48,432)                 (64,520)
 Net loan activity                              --                       --
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,605,067)              (1,923,106)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,807,464)              (2,117,121)
NET ASSETS:
 Beginning of year                       5,892,529                7,357,477
                                     -------------            -------------
 End of year                            $4,085,065               $5,240,356
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        NEW                   ROTATING             INTERNATIONAL           HUNTINGTON VA
                                    ECONOMY FUND            MARKETS FUND            EQUITY FUND           MACRO 100 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,088)               $(24,084)                $(9,605)               $(9,016)
 Net realized gain (loss) on
  security transactions                   40,521                 108,136                 (24,086)               (44,458)
 Net realized gain on
  distributions                               --                      --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (297,668)                 17,786                (173,867)                30,587
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (292,235)                101,838                (207,558)               (22,887)
                                    ------------            ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                24,234                     809                  22,956                  1,686
 Net transfers                          (110,223)                  4,144                 (30,472)               (88,956)
 Surrenders for benefit
  payments and fees                     (565,743)               (515,873)               (506,762)              (174,310)
 Other transactions                           (2)                     (2)                     (5)                     2
 Death benefits                          (51,913)                (24,104)                (55,338)                (9,118)
 Net loan activity                            --                      --                      --                     --
 Net annuity transactions                     --                      --                      --                     --
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (703,647)               (535,026)               (569,621)              (270,696)
                                    ------------            ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (995,882)               (433,188)               (777,179)              (293,583)
NET ASSETS:
 Beginning of year                     2,696,822               2,030,793               2,116,461                925,824
                                    ------------            ------------            ------------            -----------
 End of year                          $1,700,940              $1,597,605              $1,339,282               $632,241
                                    ============            ============            ============            ===========

                                   HUNTINGTON VA                                      BLACKROCK
                                     MORTGAGE             HUNTINGTON VA                 GLOBAL
                                  SECURITIES FUND           SITUS FUND         OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(587)               $(34,582)                   $(717)
 Net realized gain (loss) on
  security transactions                  17,843                 147,557                     (749)
 Net realized gain on
  distributions                              --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,888                (139,760)                 (14,311)
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,144                 (26,785)                 (15,777)
                                    -----------            ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                  428                  17,357                       --
 Net transfers                         (177,291)                (93,670)                   5,749
 Surrenders for benefit
  payments and fees                    (253,987)               (483,580)                 (14,067)
 Other transactions                           2                     (15)                     (82)
 Death benefits                         (39,151)                (53,475)                      --
 Net loan activity                           --                      --                       --
 Net annuity transactions                    --                      --                       --
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (469,999)               (613,383)                  (8,400)
                                    -----------            ------------               ----------
 Net increase (decrease) in
  net assets                           (443,855)               (640,168)                 (24,177)
NET ASSETS:
 Beginning of year                      984,409               2,520,794                  111,992
                                    -----------            ------------               ----------
 End of year                           $540,554              $1,880,626                  $87,815
                                    ===========            ============               ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     BLACKROCK              UIF U.S.
                                     LARGE CAP             REAL ESTATE
                                  GROWTH V.I. FUND          PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(828)               $(4,101)
 Net realized gain (loss) on
  security transactions                   1,316                 22,347
 Net realized gain on
  distributions                             400                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,610                  6,580
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,498                 24,826
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                  4,321
 Net transfers                           64,134                (21,167)
 Surrenders for benefit
  payments and fees                     (10,089)              (131,874)
 Other transactions                        (100)                    --
 Death benefits                         (12,120)                    --
 Net loan activity                           --                     --
 Net annuity transactions                    --                     --
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      41,825               (148,720)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             44,323               (123,894)
NET ASSETS:
 Beginning of year                      125,692                603,812
                                     ----------            -----------
 End of year                           $170,015               $479,918
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO                             MTB MANAGED          COLUMBIA VARIABLE
                               VAN KAMPEN V.I.     UIF MID CAP          ALLOCATION            PORTFOLIO --
                                  EQUITY AND          GROWTH         FUND -- MODERATE     MARSICO INTERNATIONAL
                                 INCOME FUND        PORTFOLIO           GROWTH II          OPPORTUNITIES FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (I)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,050          $(10,142)               $2,186              $(108,974)
 Net realized gain (loss) on
  security transactions                 687           (15,046)              (96,257)               375,673
 Net realized gain on
  distributions                          --               435                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (11,977)          (72,542)              (68,727)            (2,783,059)
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (9,240)          (97,295)             (162,798)            (2,516,360)
                                   --------          --------          ------------           ------------
UNIT TRANSACTIONS:
 Purchases                            6,375             6,831                31,260                 35,888
 Net transfers                       14,766           137,624               (57,419)              (249,485)
 Surrenders for benefit
  payments and fees                 (24,237)          (69,219)             (378,811)            (2,971,014)
 Other transactions                      --               (10)                  (14)                  (342)
 Death benefits                          --                --              (151,733)              (212,540)
 Net loan activity                       --                --                    --                     --
 Net annuity transactions                --                --                    --                    608
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (3,096)           75,226              (556,717)            (3,396,885)
                                   --------          --------          ------------           ------------
 Net increase (decrease) in
  net assets                        (12,336)          (22,069)             (719,515)            (5,913,245)
NET ASSETS:
 Beginning of year                  404,618           901,163             2,733,624             16,937,420
                                   --------          --------          ------------           ------------
 End of year                       $392,282          $879,094            $2,014,109            $11,024,175
                                   ========          ========          ============           ============

                                                      COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                COLUMBIA VARIABLE        PORTFOLIO --            PORTFOLIO --
                                   PORTFOLIO --        MARSICO FOCUSED         ASSET ALLOCATION
                                 HIGH INCOME FUND       EQUITIES FUND                FUND
                                 SUB-ACCOUNT (J)       SUB-ACCOUNT (K)         SUB-ACCOUNT (L)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $562,439             $(259,854)              $40,649
 Net realized gain (loss) on
  security transactions                  55,203             1,868,176              (160,503)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,052)           (2,545,053)               54,040
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            504,590              (936,731)              (65,814)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                4,217               359,499                   924
 Net transfers                         (224,420)           (1,190,650)              110,831
 Surrenders for benefit
  payments and fees                  (2,329,609)           (5,228,921)             (781,676)
 Other transactions                         174                   554                    (7)
 Death benefits                        (294,660)             (762,739)              (53,770)
 Net loan activity                           --                    --                    --
 Net annuity transactions                (1,062)              (24,547)                 (929)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,845,360)           (6,846,804)             (724,627)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                         (2,340,770)           (7,783,535)             (790,441)
NET ASSETS:
 Beginning of year                   11,533,276            30,576,574             4,007,006
                                   ------------          ------------          ------------
 End of year                         $9,192,506           $22,793,039            $3,216,565
                                   ============          ============          ============

(i) Formerly Columbia Marsico International Opportunities Fund VS. Change effective May 2, 2011.

(j)  Formerly Columbia High Yield Fund VS. Change effective May 2, 2011.

(k) Formerly Columbia Marsico Focused Equities Fund VS. Change effective May 2, 2011.

(l)  Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MARSICO               MARSICO 21ST
                                      GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT (M)          SUB-ACCOUNT (N)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(231,880)                $(70,346)
 Net realized gain (loss) on
  security transactions                  1,900,603                  307,959
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,388,065)                (867,029)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (719,342)                (629,416)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  79,078                   15,006
 Net transfers                            (841,472)                 (54,370)
 Surrenders for benefit
  payments and fees                     (3,313,718)                (899,679)
 Other transactions                            795                      (12)
 Death benefits                           (544,738)                 (35,052)
 Net loan activity                              --                       --
 Net annuity transactions                   32,855                      179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,587,200)                (973,928)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (5,306,542)              (1,603,344)
NET ASSETS:
 Beginning of year                      22,974,186                5,520,303
                                     -------------            -------------
 End of year                           $17,667,644               $3,916,959
                                     =============            =============

(m) Formerly Columbia Marsico Growth Fund VS. Change effective May 2, 2011.

(n) Formerly Columbia Marsico 21st Century Fund VS. Change effective May 2,
    2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --             PORTFOLIO --             OPPENHEIMER            PUTNAM VT
                                       MID CAP            DIVERSIFIED EQUITY       GLOBAL SECURITIES         SMALL CAP
                                     GROWTH FUND              INCOME FUND               FUND/VA              VALUE FUND
                                   SUB-ACCOUNT (O)        SUB-ACCOUNT (P)(Q)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(192,382)                 $48,963                $(1,293)              $(2,670)
 Net realized gain (loss) on
  security transactions                   637,958               (4,810,660)                28,068                   311
 Net realized gain on
  distributions                                --                       --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (992,672)               3,818,893                (98,882)              (23,343)
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (547,096)                (942,804)               (72,107)              (25,702)
                                    -------------            -------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 21,849                   48,192                 20,920                 5,908
 Net transfers                         (1,205,021)                (302,520)               (48,268)               30,385
 Surrenders for benefit
  payments and fees                    (2,408,026)              (2,493,218)              (123,697)              (62,612)
 Other transactions                           433                     (675)                   (74)                   --
 Death benefits                          (170,585)                (152,195)                    --                    --
 Net loan activity                             --                       --                     --                    --
 Net annuity transactions                      --                    5,352                     --                    --
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,761,350)              (2,895,064)              (151,119)              (26,319)
                                    -------------            -------------            -----------            ----------
 Net increase (decrease) in
  net assets                           (4,308,446)              (3,837,868)              (223,226)              (52,021)
NET ASSETS:
 Beginning of year                     13,701,451               13,648,693                837,319               371,887
                                    -------------            -------------            -----------            ----------
 End of year                           $9,393,005               $9,810,825               $614,093              $319,866
                                    =============            =============            ===========            ==========

                                                                                 PIONEER
                                     PIMCO VIT            PIONEER                MID CAP
                                    REAL RETURN          FUND VCT               VALUE VCT
                                     PORTFOLIO           PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $16,336            $(71,539)              $(1,755)
 Net realized gain (loss) on
  security transactions                    1,291             214,233                23,133
 Net realized gain on
  distributions                           57,432           1,137,526                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            111,107          (2,424,167)              (40,957)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             186,166          (1,143,947)              (19,579)
                                    ------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                35,816             114,831                 6,829
 Net transfers                           177,523            (746,764)              (17,029)
 Surrenders for benefit
  payments and fees                     (417,101)         (3,413,434)              (66,228)
 Other transactions                          247                  62                  (132)
 Death benefits                               --            (411,451)                   --
 Net loan activity                            --                  --                    --
 Net annuity transactions                     --                (390)                   --
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (203,515)         (4,457,146)              (76,560)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets                             (17,349)         (5,601,093)              (96,139)
NET ASSETS:
 Beginning of year                     1,839,193          23,467,594               293,387
                                    ------------       -------------            ----------
 End of year                          $1,821,844         $17,866,501              $197,248
                                    ============       =============            ==========

(o) Formerly Columbia Marsico Midcap Growth Fund VS. Change effective May 2,
    2011.

(p) Funded as of April 29, 2011.

(q) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio - Diversified Equity Income Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   JENNISON 20/20
                                        FOCUS                 JENNISON
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,153)               $(15,640)
 Net realized gain (loss) on
  security transactions                   25,513                   2,854
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (36,210)                 (1,311)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (15,850)                (14,097)
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --
 Net transfers                           (86,288)                (62,691)
 Surrenders for benefit
  payments and fees                      (22,652)                (54,319)
 Other transactions                            1                     (30)
 Death benefits                               --                 (28,270)
 Net loan activity                            --                      --
 Net annuity transactions                     --                  (1,083)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (108,939)               (146,393)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (124,789)               (160,490)
NET ASSETS:
 Beginning of year                       429,862               1,166,602
                                     -----------            ------------
 End of year                            $305,073              $1,006,112
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                                           SERIES SP
                                    PRUDENTIAL           INTERNATIONAL              ROYCE                 LEGG MASON
                                       VALUE                 GROWTH               SMALL-CAP              CLEARBRIDGE
                                     PORTFOLIO             PORTFOLIO              PORTFOLIO           APPRECIATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,357)              $(1,369)               $(12,939)                  $457
 Net realized gain (loss) on
  security transactions                  (4,431)                1,210                  20,482                     17
 Net realized gain on
  distributions                              --                    --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,994)              (19,921)                (70,270)                 1,195
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (47,782)              (20,080)                (62,727)                 1,669
                                    -----------            ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                  22,796                     --
 Net transfers                            2,032                26,150                   6,462                     --
 Surrenders for benefit
  payments and fees                     (30,103)               (1,600)               (199,490)                   (25)
 Other transactions                          (1)                  193                      --                     --
 Death benefits                         (30,491)              (44,101)                     --                     --
 Net loan activity                           --                    --                      --                     --
 Net annuity transactions                    --                    --                      --                     --
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (58,563)              (19,358)               (170,232)                   (25)
                                    -----------            ----------            ------------             ----------
 Net increase (decrease) in
  net assets                           (106,345)              (39,438)               (232,959)                 1,644
NET ASSETS:
 Beginning of year                      716,649               141,625               1,464,636                148,729
                                    -----------            ----------            ------------             ----------
 End of year                           $610,304              $102,187              $1,231,677               $150,373
                                    ===========            ==========            ============             ==========

                                                            VICTORY
                                                           VARIABLE
                                  WESTERN ASSET            INSURANCE              INVESCO
                                      MONEY               DIVERSIFIED         VAN KAMPEN V.I.
                                   MARKET FUND            STOCK FUND           COMSTOCK FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,855)               $(4,980)                 $120
 Net realized gain (loss) on
  security transactions                     --                 20,212                 3,414
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                (63,151)               (8,426)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,855)               (47,919)               (4,892)
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                  3,016                 2,229
 Net transfers                              --                (67,314)              (20,843)
 Surrenders for benefit
  payments and fees                       (125)              (128,974)               (3,817)
 Other transactions                          1                     --                    (8)
 Death benefits                             --                (37,165)                   --
 Net loan activity                          --                     --                    --
 Net annuity transactions                   --                   (262)                   --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (124)              (230,699)              (22,439)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                            (1,979)              (278,618)              (27,331)
NET ASSETS:
 Beginning of year                     190,961                863,545               160,916
                                    ----------            -----------            ----------
 End of year                          $188,982               $584,927              $133,585
                                    ==========            ===========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT
                                    INDEX ASSET          TOTAL RETURN
                                  ALLOCATION FUND          BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,455                 $728
 Net realized gain (loss) on
  security transactions                      55                1,913
 Net realized gain on
  distributions                              --                3,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,449                 (650)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,959                5,174
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                             (138)             (24,584)
 Surrenders for benefit
  payments and fees                          (6)             (16,111)
 Other transactions                          --                    8
 Death benefits                              --                   --
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (144)             (40,687)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             10,815              (35,513)
NET ASSETS:
 Beginning of year                      233,368               88,582
                                     ----------            ---------
 End of year                           $244,183              $53,069
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO             WELLS FARGO              WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT
                                    INTRINSIC             INTERNATIONAL              SMALL CAP
                                    VALUE FUND             EQUITY FUND              GROWTH FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,092)                $(97,004)                $(63,393)
 Net realized gain (loss) on
  security transactions                  7,808                  188,140                  245,604
 Net realized gain on
  distributions                             --                  476,524                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,120)              (2,064,669)                (455,210)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (404)              (1,497,009)                (272,999)
                                    ----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                   89,963                      153
 Net transfers                         (47,865)                (247,179)                (313,903)
 Surrenders for benefit
  payments and fees                    (14,962)              (1,863,404)                (664,479)
 Other transactions                         --                      222                    2,818
 Death benefits                             --                 (253,434)                (186,195)
 Net loan activity                          --                       --                       --
 Net annuity transactions                   --                  (38,951)                 (34,095)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (62,827)              (2,312,783)              (1,195,701)
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets                           (63,231)              (3,809,792)              (1,468,700)
NET ASSETS:
 Beginning of year                     102,950               12,626,278                5,109,295
                                    ----------            -------------            -------------
 End of year                           $39,719               $8,816,486               $3,640,595
                                    ==========            =============            =============

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (R)(S)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(74,011)                $(20,210)
 Net realized gain (loss) on
  security transactions                   505,640                 (405,801)
 Net realized gain on
  distributions                                --                1,385,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,301,172)              (1,334,321)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (869,543)                (375,119)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 59,303                   51,959
 Net transfers                           (443,068)                (407,406)
 Surrenders for benefit
  payments and fees                    (2,540,518)              (1,050,860)
 Other transactions                         1,167                      306
 Death benefits                          (168,391)                (179,558)
 Net loan activity                             --                       --
 Net annuity transactions                  (1,151)                  (7,117)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,092,658)              (1,592,676)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,962,201)              (1,967,795)
NET ASSETS:
 Beginning of year                     11,688,189                6,858,839
                                    -------------            -------------
 End of year                           $7,725,988               $4,891,044
                                    =============            =============

(r)  Funded as of January 4, 2011.

(s) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP    ALLIANCEBERNSTEIN VPS
                                         CAPITAL                INTERNATIONAL
                                    APPRECIATION FUND             VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(52,924)                  $11,401
 Net realized gain (loss) on
  security transactions                     106,891                   (42,851)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,093,467                    48,776
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,147,434                    17,326
                                       ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                  138,078                    17,943
 Net transfers                               41,296                   (95,560)
 Surrenders for benefit
  payments and fees                        (331,623)                 (114,425)
 Net annuity transactions                      (413)                       --
 Other                                           --                        --
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (152,662)                 (192,042)
                                       ------------              ------------
 Net increase (decrease) in
  net assets                                994,772                  (174,716)
NET ASSETS:
 Beginning of year                        4,045,241                 1,022,457
                                       ------------              ------------
 End of year                             $5,040,013                  $847,741
                                       ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.         ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                   GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND             INCOME PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT (2)          SUB-ACCOUNT (3)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,236)               $(17,651)                $165,500                 $(24,631)
 Net realized gain (loss) on
  security transactions                 (104,386)                 (4,301)                (121,513)                (173,174)
 Net realized gain on
  distributions                               --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            351,302                 351,194                  148,543                  385,193
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,680                 329,242                  192,530                  187,388
                                    ------------            ------------            -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                10,096                  12,991                    5,259                   41,872
 Net transfers                            22,030                 (84,277)                (664,695)                   7,289
 Surrenders for benefit
  payments and fees                     (187,026)               (926,017)                (461,709)                (271,714)
 Net annuity transactions                   (569)                     (7)                    (764)                  (3,262)
 Other                                        --                      --                       --                       --
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (155,469)               (997,310)              (1,121,909)                (225,815)
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets                              79,211                (668,068)                (929,379)                 (38,427)
NET ASSETS:
 Beginning of year                     1,975,968               5,145,229                2,980,643                1,915,562
                                    ------------            ------------            -------------             ------------
 End of year                          $2,055,179              $4,477,161               $2,051,264               $1,877,135
                                    ============            ============            =============             ============

                                ALLIANCEBERNSTEIN VPS                                   BB&T
                                     INTERMEDIATE           AMERICAN FUNDS             MID CAP
                                    BOND PORTFOLIO           GROWTH FUND             GROWTH VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $114,276                $(1,747)                 $(5,631)
 Net realized gain (loss) on
  security transactions                    21,787                    763               (1,233,894)
 Net realized gain on
  distributions                                --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              78,612                 62,022                1,125,929
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              214,675                 61,038                 (113,596)
                                     ------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  8,480                 10,377                       70
 Net transfers                            574,835                 25,914               (5,049,560)
 Surrenders for benefit
  payments and fees                      (241,618)                (6,735)                (146,152)
 Net annuity transactions                  (2,537)                    --                  (11,172)
 Other                                         --                     --                       --
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       339,160                 29,556               (5,206,814)
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets                              553,835                 90,594               (5,320,410)
NET ASSETS:
 Beginning of year                      2,565,932                340,742                5,320,410
                                     ------------             ----------            -------------
 End of year                           $3,119,767               $431,336                     $ --
                                     ============             ==========            =============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(4)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BB&T                    BB&T
                                   CAPITAL MANAGER              SELECT
                                      EQUITY VIF              EQUITY VIF
                                     SUB-ACCOUNT            SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,670                 $(43,267)
 Net realized gain (loss) on
  security transactions                  (246,847)              (3,087,259)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             718,018                5,265,327
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              478,841                2,134,801
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 34,263                  134,077
 Net transfers                           (119,398)              (2,093,140)
 Surrenders for benefit
  payments and fees                      (441,049)              (3,423,319)
 Net annuity transactions                      --                   13,263
 Other                                         16                      238
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (526,168)              (5,368,881)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (47,327)              (3,234,080)
NET ASSETS:
 Beginning of year                      4,161,570               25,998,991
                                     ------------            -------------
 End of year                           $4,114,243              $22,764,911
                                     ============            =============

(5)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                BB&T                                                                   COLUMBIA
                               SPECIAL                   BB&T                                        SMALL COMPANY
                            OPPORTUNITIES            TOTAL RETURN           CALVERT VP SRI              GROWTH
                             EQUITY VIF                BOND VIF           BALANCED PORTFOLIO            FUND VS
                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (6)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(153,930)                $92,109                  $2,534                $(135,396)
 Net realized gain (loss)
  on security transactions        105,896                  48,708                 (21,248)                (695,339)
 Net realized gain on
  distributions                        --                   6,807                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,607,219                  77,993                 199,040                2,782,670
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,559,185                 225,617                 180,326                1,951,935
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                        121,170                  29,820                  34,913                   37,839
 Net transfers                    532,289                 (26,963)                (52,905)                 234,217
 Surrenders for benefit
  payments and fees              (527,280)               (337,352)               (232,072)              (1,673,722)
 Net annuity transactions              --                      --                  (7,446)                      --
 Other                                821                       3                      --                       --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          127,000                (334,492)               (257,510)              (1,401,666)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                 1,686,185                (108,875)                (77,184)                 550,269
NET ASSETS:
 Beginning of year             10,750,428               4,041,830               1,825,488                8,470,981
                            -------------            ------------            ------------            -------------
 End of year                  $12,436,613              $3,932,955              $1,748,304               $9,021,250
                            =============            ============            ============            =============

                                                                                   WELLS FARGO
                                   COLUMBIA               EVERGREEN VA             ADVANTAGE VT
                                LARGE CAP VALUE        DIVERSIFIED CAPITAL            OMEGA
                                    FUND VS               BUILDER FUND             GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT (7)        SUB-ACCOUNT (8)(9)
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(10,678)                 $36,118                $(28,730)
 Net realized gain (loss)
  on security transactions          (1,499,892)                (518,135)                 88,985
 Net realized gain on
  distributions                             --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,140,757                  603,787                 654,933
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,630,187                  121,770                 715,188
                                 -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              68,745                      200                   2,480
 Net transfers                        (291,613)              (3,314,715)                204,365
 Surrenders for benefit
  payments and fees                 (2,504,085)                (181,934)               (798,521)
 Net annuity transactions                   --                  (22,208)                 (6,894)
 Other                                      --                       --                      --
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,726,953)              (3,518,657)               (598,570)
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     (1,096,766)              (3,396,887)                116,618
NET ASSETS:
 Beginning of year                  14,745,459                3,396,887               4,689,568
                                 -------------            -------------            ------------
 End of year                       $13,648,693                     $ --              $4,806,186
                                 =============            =============            ============

(6)  Formerly Calvert Social Balanced Portfolio. Change effective May 1, 2010.

(7) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(8)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(9) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        WELLS FARGO
                                  EVERGREEN VA         ADVANTAGE VT
                                      HIGH                 CORE
                                   INCOME FUND          EQUITY FUND
                                SUB-ACCOUNT (10)     SUB-ACCOUNT (11)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $904               $(56,486)
 Net realized gain (loss) on
  security transactions                (9,598)               165,282
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,511                788,778
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,817                897,574
                                    ---------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                 53,946
 Net transfers                        (93,654)              (404,770)
 Surrenders for benefit
  payments and fees                    (2,369)              (731,384)
 Net annuity transactions                  --                   (209)
 Other                                     --                     --
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (96,023)            (1,082,417)
                                    ---------          -------------
 Net increase (decrease) in
  net assets                          (94,206)              (184,843)
NET ASSETS:
 Beginning of year                     94,206              7,043,682
                                    ---------          -------------
 End of year                             $ --             $6,858,839
                                    =========          =============

(10) Effective July 16, 2010 Evergreen VA High Income Fund was liquidated.

(11) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP        FIDELITY(R) VIP
                                ASSET MANAGER(TM)           GROWTH          CONTRAFUND(R)             OVERSEAS
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,664              $(73,334)            $(5,050)                $3,010
 Net realized gain (loss) on
  security transactions                 (45,597)               24,536             159,009               (307,338)
 Net realized gain on
  distributions                          13,058                25,604               6,023                  5,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year           341,770             1,609,198           1,865,148                616,217
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            320,895             1,586,004           2,025,130                317,205
                                   ------------          ------------       -------------           ------------
UNIT TRANSACTIONS:
 Purchases                               60,678               148,439             257,184                 55,151
 Net transfers                          (83,952)              (35,696)           (300,465)               (82,348)
 Surrenders for benefit
  payments and fees                    (293,617)             (891,042)         (1,954,917)              (489,141)
 Net annuity transactions                    --                  (317)                (32)                    --
 Other                                       --                    --                  --                     --
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (316,891)             (778,616)         (1,998,230)              (516,338)
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets                              4,004               807,388              26,900               (199,133)
NET ASSETS:
 Beginning of year                    2,671,009             7,646,852          14,445,620              3,171,677
                                   ------------          ------------       -------------           ------------
 End of year                         $2,675,013            $8,454,240         $14,472,520             $2,972,544
                                   ============          ============       =============           ============

                                FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP
                                  FREEDOM 2020       FREEDOM 2030        FREEDOM 2015
                                   PORTFOLIO           PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,742               $341              $6,191
 Net realized gain (loss) on
  security transactions                    34                513                 398
 Net realized gain on
  distributions                         1,187                258               5,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,586              3,887              25,264
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,549              4,999              37,170
                                   ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                160                607                  --
 Net transfers                         50,179             50,331             271,066
 Surrenders for benefit
  payments and fees                       (53)           (17,394)                (40)
 Net annuity transactions                  --                 --                  --
 Other                                     --                 --                  --
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    50,286             33,544             271,026
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets                           67,835             38,543             308,196
NET ASSETS:
 Beginning of year                    112,088              5,808             227,335
                                   ----------          ---------          ----------
 End of year                         $179,923            $44,351            $535,531
                                   ==========          =========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2025       FREEDOM INCOME
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT      SUB-ACCOUNT (12)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $47                 $49
 Net realized gain (loss) on
  security transactions                    2                  --
 Net realized gain on
  distributions                           37                  73
 Net unrealized appreciation
  (depreciation) of
  investments during the year            704                (105)
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             790                  17
                                     -------             -------
UNIT TRANSACTIONS:
 Purchases                                --                  56
 Net transfers                            --               3,040
 Surrenders for benefit
  payments and fees                       (6)                 --
 Net annuity transactions                 --                  --
 Other                                    --                  --
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (6)              3,096
                                     -------             -------
 Net increase (decrease) in
  net assets                             784               3,113
NET ASSETS:
 Beginning of year                     5,630                  --
                                     -------             -------
 End of year                          $6,414              $3,113
                                     =======             =======

(12) Funded as of November 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP         FIDELITY(R) VIP          FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 20%        FUNDSMANAGER 50%         FUNDSMANAGER 60%        FUNDSMANAGER 85%
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (13)           SUB-ACCOUNT           SUB-ACCOUNT (14)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $70                     $152                     $124                   $(2)
 Net realized gain (loss) on
  security transactions                     2                       23                        1                    --
 Net realized gain on
  distributions                            10                      121                       30                     1
 Net unrealized appreciation
  (depreciation) of
  investments during the year             377                    6,103                      369                    72
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                              459                    6,399                      524                    71
                                      -------                ---------                ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                 --                       --                       --                    --
 Net transfers                          8,196                       --                   13,661                    --
 Surrenders for benefit
  payments and fees                         1                       (9)                      --                    --
 Net annuity transactions                  --                       --                       --                    --
 Other                                     --                       --                       --                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,197                       (9)                  13,661                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets                            8,656                    6,390                   14,185                    71
NET ASSETS:
 Beginning of year                         --                   61,747                       --                   497
                                      -------                ---------                ---------                 -----
 End of year                           $8,656                  $68,137                  $14,185                  $568
                                      =======                =========                =========                 =====

                                                                                      HARTFORD
                                      FRANKLIN                  HARTFORD                TOTAL
                                       INCOME                   ADVISERS             RETURN BOND
                                  SECURITIES FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT (15)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $104,998                   $(127,331)          $20,121,707
 Net realized gain (loss) on
  security transactions                    3,271                 (11,805,009)           (1,757,920)
 Net realized gain on
  distributions                               --                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            100,189                 150,238,880            29,281,634
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             208,458                 138,306,540            47,645,421
                                    ------------            ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                16,391                   7,892,840             4,560,413
 Net transfers                           539,169                 (47,740,383)           44,795,618
 Surrenders for benefit
  payments and fees                     (158,025)               (223,694,270)         (151,386,252)
 Net annuity transactions                     --                    (358,390)              (22,591)
 Other                                        --                          (2)                  902
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      397,535                (263,900,205)         (102,051,910)
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets                             605,993                (125,593,665)          (54,406,489)
NET ASSETS:
 Beginning of year                     1,422,236               1,520,873,859           825,474,117
                                    ------------            ----------------       ---------------
 End of year                          $2,028,229              $1,395,280,194          $771,067,628
                                    ============            ================       ===============

(13) Funded as of June 29, 2010.

(14) Funded as of November 1, 2010.

(15) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD
                                    CAPITAL                DIVIDEND
                                  APPRECIATION            AND GROWTH
                                    HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(14,439,772)            $3,281,869
 Net realized gain (loss) on
  security transactions              (26,962,116)             2,373,216
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        326,399,372             96,198,307
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         284,997,484            101,853,392
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             7,926,094              6,738,839
 Net transfers                       (77,399,271)           (13,749,177)
 Surrenders for benefit
  payments and fees                 (292,220,793)          (145,166,570)
 Net annuity transactions               (578,597)               191,246
 Other                                     1,446                    652
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (362,271,121)          (151,985,010)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                         (77,273,637)           (50,131,618)
NET ASSETS:
 Beginning of year                 2,235,091,018          1,014,619,128
                                ----------------       ----------------
 End of year                      $2,157,817,381           $964,487,510
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    HARTFORD
                                      HARTFORD             HARTFORD            HARTFORD           DISCIPLINED
                                   GLOBAL RESEARCH      GLOBAL HEALTH        GLOBAL GROWTH           EQUITY
                                      HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                  SUB-ACCOUNT (16)       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(95,083)           $(615,911)        $(1,499,014)           $(447,783)
 Net realized gain (loss) on
  security transactions                   (72,332)            (184,184)         (5,458,397)          (2,017,091)
 Net realized gain on
  distributions                                --                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,351,701            3,168,595          20,519,979           17,546,710
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,184,286            2,368,500          13,562,568           15,081,836
                                    -------------       --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                177,776               80,193             687,908              653,790
 Net transfers                             65,934           (2,697,273)         (3,353,822)          (2,867,184)
 Surrenders for benefit
  payments and fees                    (3,946,188)          (8,050,827)        (15,345,155)         (19,077,735)
 Net annuity transactions                    (652)              13,598              18,722                  803
 Other                                         --                   --                  18                   --
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,703,130)         (10,654,309)        (17,992,329)         (21,290,326)
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets                             (518,844)          (8,285,809)         (4,429,761)          (6,208,490)
NET ASSETS:
 Beginning of year                     26,311,928           51,964,873         126,082,865          140,160,075
                                    -------------       --------------       -------------       --------------
 End of year                          $25,793,084          $43,679,064        $121,653,104         $133,951,585
                                    =============       ==============       =============       ==============

                                                                 HARTFORD
                                            HARTFORD              GROWTH              HARTFORD
                                             GROWTH           OPPORTUNITIES          HIGH YIELD
                                            HLS FUND             HLS FUND             HLS FUND
                                        SUB-ACCOUNT (17)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,107,044)         $(1,643,659)         $(1,314,949)
 Net realized gain (loss) on
  security transactions                      (1,832,681)          (5,134,308)           1,699,532
 Net realized gain on
  distributions                                      --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                15,127,034           22,026,841           20,403,025
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 12,187,309           15,248,874           20,787,608
                                         --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      533,278              698,403              828,723
 Net transfers                               (3,192,828)          (6,889,433)          11,533,159
 Surrenders for benefit
  payments and fees                         (11,516,648)         (14,946,429)         (27,618,561)
 Net annuity transactions                       (24,868)               1,194              100,116
 Other                                               --                   35                  105
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (14,201,066)         (21,136,230)         (15,156,458)
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets                                 (2,013,757)          (5,887,356)           5,631,150
NET ASSETS:
 Beginning of year                           84,236,316          117,243,633          152,159,680
                                         --------------       --------------       --------------
 End of year                                $82,222,559         $111,356,277         $157,790,830
                                         ==============       ==============       ==============

(16) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

(17) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             HARTFORD
                                   HARTFORD               INTERNATIONAL
                                    INDEX                 OPPORTUNITIES
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (18)(19)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $631,156                 $(510,636)
 Net realized gain (loss) on
  security transactions              5,459,318               (58,108,057)
 Net realized gain on
  distributions                             --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       18,591,505               106,877,304
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        24,681,979                48,258,611
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             919,995                 2,644,795
 Net transfers                      (7,133,084)              (20,872,918)
 Surrenders for benefit
  payments and fees                (29,028,129)              (59,704,726)
 Net annuity transactions             (157,534)                  (47,078)
 Other                                      --                        90
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (35,398,752)              (77,979,837)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (10,716,773)              (29,721,226)
NET ASSETS:
 Beginning of year                 215,661,403               456,803,262
                                --------------            --------------
 End of year                      $204,944,630              $427,082,036
                                ==============            ==============

(18) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(19) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            HARTFORD
                                          SMALL/MID CAP         HARTFORD                HARTFORD            HARTFORD
                                             EQUITY              MIDCAP               MIDCAP VALUE        MONEY MARKET
                                            HLS FUND            HLS FUND                HLS FUND            HLS FUND
                                        SUB-ACCOUNT (20)      SUB-ACCOUNT           SUB-ACCOUNT (21)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(270,593)        $(2,035,094)            $(1,458,081)         $(4,358,601)
 Net realized gain (loss) on
  security transactions                          44,384           7,649,812              (4,161,193)                  --
 Net realized gain on distributions                  --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             6,105,865          33,525,323              37,298,562                   --
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from operations            5,879,656          39,140,041              31,679,288           (4,358,601)
                                          -------------      --------------          --------------      ---------------
UNIT TRANSACTIONS:
 Purchases                                      262,762             444,269                 473,398            3,382,371
 Net transfers                                2,726,741          (8,921,394)                776,161           57,535,599
 Surrenders for benefit payments and
  fees                                       (4,751,966)        (24,914,524)            (24,066,098)        (157,697,099)
 Net annuity transactions                         5,038             176,650                  (7,221)              91,100
 Other                                               78                  --                      16               22,414
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (1,757,347)        (33,214,999)            (22,823,744)         (96,665,615)
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets                                      4,122,309           5,925,042               8,855,544         (101,024,216)
NET ASSETS:
 Beginning of year                           30,108,038         200,510,150             156,337,161          355,233,991
                                          -------------      --------------          --------------      ---------------
 End of year                                $34,230,347        $206,435,192            $165,192,705         $254,209,775
                                          =============      ==============          ==============      ===============


                                             HARTFORD                  HARTFORD             HARTFORD
                                           SMALL COMPANY           SMALLCAP GROWTH            STOCK
                                             HLS FUND                  HLS FUND             HLS FUND
                                            SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,762,177)              $(1,529,174)          $(1,677,052)
 Net realized gain (loss) on
  security transactions                        2,085,240                  (963,138)            8,719,851
 Net realized gain on distributions                   --                        --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             25,319,752                31,741,092            81,060,393
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from operations            25,642,815                29,248,780            88,103,192
                                          --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                       546,442                   549,348             3,329,894
 Net transfers                                (4,717,478)               (3,968,780)          (30,557,427)
 Surrenders for benefit payments and
  fees                                       (18,094,803)              (14,702,791)          (97,288,538)
 Net annuity transactions                         (6,790)                   (3,371)             (458,547)
 Other                                               264                         5                    81
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (22,272,365)              (18,125,589)         (124,974,537)
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets                                       3,370,450                11,123,191           (36,871,345)
NET ASSETS:
 Beginning of year                           131,958,614               100,851,421           767,863,665
                                          --------------            --------------       ---------------
 End of year                                $135,329,064              $111,974,612          $730,992,320
                                          ==============            ==============       ===============

(20) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(21) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT               HARTFORD
                                       SECURITIES                  VALUE
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (23)(24)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,376,631                 $(152,553)
 Net realized gain (loss) on
  security transactions                    (636,491)              (13,753,747)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (739,675)               32,270,423
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,000,465                18,364,123
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,672,997                   731,496
 Net transfers                           12,089,830               (10,633,833)
 Surrenders for benefit
  payments and fees                     (57,683,867)              (25,233,566)
 Net annuity transactions                    65,920                    26,260
 Other                                           39                       111
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (43,855,081)              (35,109,532)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (36,854,616)              (16,745,409)
NET ASSETS:
 Beginning of year                      303,463,535               175,733,241
                                     --------------            --------------
 End of year                           $266,608,919              $158,987,832
                                     ==============            ==============

(23) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(24) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA            HUNTINGTON VA                                     HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA              MID CORP
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $116,593                 $331,893                 $(87,206)                $(69,475)
 Net realized gain (loss) on
  security transactions                  (658,654)                (809,725)                (277,938)                 514,239
 Net realized gain on
  distributions                                --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,474,679                2,057,920                  817,735                  963,437
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              932,618                1,580,088                  452,591                1,408,201
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 37,433                   48,172                   37,707                   84,286
 Net transfers                           (356,052)                (562,721)                (126,330)                (480,739)
 Surrenders for benefit
  payments and fees                    (2,445,117)              (3,434,040)              (1,630,785)              (1,793,588)
 Net annuity transactions                  11,241                       --                       --                       --
 Other                                         --                       --                       --                       --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,752,495)              (3,948,589)              (1,719,408)              (2,190,041)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,819,877)              (2,368,501)              (1,266,817)                (781,840)
NET ASSETS:
 Beginning of year                     11,274,340               14,368,548                7,159,346                8,139,317
                                    -------------            -------------            -------------            -------------
 End of year                           $9,454,463              $12,000,047               $5,892,529               $7,357,477
                                    =============            =============            =============            =============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        NEW                   ROTATING             INTERNATIONAL
                                    ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,346)               $(13,334)                $(5,594)
 Net realized gain (loss) on
  security transactions                 (108,038)                (58,232)                 (9,281)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            505,799                 166,346                 156,333
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             356,415                  94,780                 141,458
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                37,333                   1,043                  75,167
 Net transfers                          (119,434)                (98,651)                150,722
 Surrenders for benefit
  payments and fees                     (612,842)               (754,440)               (457,867)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (694,943)               (852,048)               (231,978)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (338,528)               (757,268)                (90,520)
NET ASSETS:
 Beginning of year                     3,035,350               2,788,061               2,206,981
                                    ------------            ------------            ------------
 End of year                          $2,696,822              $2,030,793              $2,116,461
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA
                                    HUNTINGTON VA              MORTGAGE
                                    MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,357)                 $6,565
 Net realized gain (loss) on
  security transactions                  (176,086)                 15,106
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,210                  10,327
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              115,767                  31,998
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  5,701                   2,778
 Net transfers                           (179,708)                259,724
 Surrenders for benefit
  payments and fees                      (299,548)               (327,888)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (473,555)                (65,386)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (357,788)                (33,388)
NET ASSETS:
 Beginning of year                      1,283,612               1,017,797
                                     ------------            ------------
 End of year                             $925,824                $984,409
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              BLACKROCK               BLACKROCK              UIF U.S.
                                   HUNTINGTON VA                GLOBAL                LARGE CAP            REAL ESTATE
                                     SITUS FUND        OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND         PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT (25)          SUB-ACCOUNT         SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(28,338)                  $(908)                  $(696)               $3,388
 Net realized gain (loss) on
  security transactions                  (13,305)                   (404)                  4,165                 1,418
 Net realized gain on
  distributions                               --                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            628,711                  10,934                  13,351               113,250
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             587,068                   9,622                  16,820               118,056
                                    ------------              ----------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                49,950                      --                      --                26,194
 Net transfers                           (52,047)                     --                     (30)              198,690
 Surrenders for benefit
  payments and fees                     (445,438)                (10,394)                (21,484)              (81,588)
 Net annuity transactions                     --                      --                      --                    --
 Other                                        --                      --                      --                    --
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (447,535)                (10,394)                (21,514)              143,296
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets                             139,533                    (772)                 (4,694)              261,352
NET ASSETS:
 Beginning of year                     2,381,261                 112,764                 130,386               342,460
                                    ------------              ----------              ----------            ----------
 End of year                          $2,520,794                $111,992                $125,692              $603,812
                                    ============              ==========              ==========            ==========

                                      INVESCO                                    MTB MANAGED
                                  VAN KAMPEN V.I.         UIF MID CAP             ALLOCATION
                                    EQUITY AND               GROWTH            FUND -- MODERATE
                                    INCOME FUND            PORTFOLIO              GROWTH II
                                 SUB-ACCOUNT (27)       SUB-ACCOUNT (28)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,016               $(8,268)               $(21,019)
 Net realized gain (loss) on
  security transactions                  (1,831)                3,033                 (99,233)
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,722               199,203                 352,494
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             38,907               193,968                 232,242
                                    -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                7,936                 6,780                  10,738
 Net transfers                           46,123               228,426                (214,480)
 Surrenders for benefit
  payments and fees                    (119,352)              (46,835)               (239,841)
 Net annuity transactions                    --                    --                      --
 Other                                       --                    --                      --
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (65,293)              188,371                (443,583)
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets                            (26,386)              382,339                (211,341)
NET ASSETS:
 Beginning of year                      431,004               518,824               2,944,965
                                    -----------            ----------            ------------
 End of year                           $404,618              $901,163              $2,733,624
                                    ===========            ==========            ============

(25) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(26) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(27) Formerly Equity and Income. Change effective June 1, 2010.

(28) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO
                                     INTERNATIONAL         COLUMBIA
                                     OPPORTUNITIES        HIGH YIELD
                                        FUND VS             FUND VS
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(152,626)           $776,473
 Net realized gain (loss) on
  security transactions                      9,789             171,092
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,844,369             272,762
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,701,532           1,220,327
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 115,777              86,350
 Net transfers                          (1,346,091)           (325,476)
 Surrenders for benefit
  payments and fees                     (3,135,534)         (3,172,523)
 Net annuity transactions                     (543)              2,369
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,366,391)         (3,409,280)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (2,664,859)         (2,188,953)
NET ASSETS:
 Beginning of year                      19,602,279          13,722,229
                                     -------------       -------------
 End of year                           $16,937,420         $11,533,276
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO           COLUMBIA           COLUMBIA MARSICO       COLUMBIA MARSICO
                                 FOCUSED EQUITIES       ASSET ALLOCATION            GROWTH              21ST CENTURY
                                      FUND VS                FUND VS                FUND VS                FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(288,759)               $52,384              $(293,017)              $(80,913)
 Net realized gain (loss) on
  security transactions                1,084,307               (227,545)             1,573,810                260,276
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,866,211                620,328              2,723,421                578,419
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,661,759                445,167              4,004,214                757,782
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                96,372                116,488                356,503                  8,574
 Net transfers                        (1,330,057)               335,450               (451,194)              (188,579)
 Surrenders for benefit
  payments and fees                   (5,106,961)            (1,151,927)            (4,681,623)            (1,105,550)
 Net annuity transactions                 35,984                   (900)                72,520                     --
 Other                                        --                     --                     --                     --
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (6,304,662)              (700,889)            (4,703,794)            (1,285,555)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,642,903)              (255,722)              (699,580)              (527,773)
NET ASSETS:
 Beginning of year                    32,219,477              4,262,728             23,673,766              6,048,076
                                   -------------          -------------          -------------          -------------
 End of year                         $30,576,574             $4,007,006            $22,974,186             $5,520,303
                                   =============          =============          =============          =============

                                 COLUMBIA MARSICO        OPPENHEIMER          PUTNAM VT
                                   MIDCAP GROWTH      GLOBAL SECURITIES       SMALL CAP
                                      FUND VS              FUND/VA            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(205,885)              $(379)            $(2,780)
 Net realized gain (loss) on
  security transactions                   (4,754)              2,515              (4,018)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,433,907             101,383              72,978
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,223,268             103,519              66,180
                                   -------------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                67,523              37,103               7,094
 Net transfers                          (595,807)             67,538             103,328
 Surrenders for benefit
  payments and fees                   (2,608,347)            (56,126)            (11,926)
 Net annuity transactions                     --                  --                  --
 Other                                        --                  --                  --
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,136,631)             48,515              98,496
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets                              86,637             152,034             164,676
NET ASSETS:
 Beginning of year                    13,614,814             685,285             207,211
                                   -------------          ----------          ----------
 End of year                         $13,701,451            $837,319            $371,887
                                   =============          ==========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                      PIMCO VIT            PIONEER
                                     REAL RETURN          FUND VCT
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,706           $(114,206)
 Net realized gain (loss) on
  security transactions                    (6,414)         (1,047,931)
 Net realized gain on
  distributions                            16,300                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              79,164           4,133,555
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,756           2,971,418
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 37,675              92,063
 Net transfers                            250,754          (1,545,914)
 Surrenders for benefit
  payments and fees                      (211,377)         (6,630,015)
 Net annuity transactions                      --               1,176
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        77,052          (8,082,690)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              168,808          (5,111,272)
NET ASSETS:
 Beginning of year                      1,670,385          28,578,866
                                     ------------       -------------
 End of year                           $1,839,193         $23,467,594
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                     MID CAP            JENNISON 20/20                                  PRUDENTIAL
                                    VALUE VCT               FOCUS                 JENNISON                VALUE
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,100)              $(6,261)               $(15,112)              $(7,891)
 Net realized gain (loss) on
  security transactions                  8,682                16,163                   3,157               (53,952)
 Net realized gain on
  distributions                             --                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,583                15,655                 118,162               134,829
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,165                25,557                 106,207                72,986
                                    ----------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               7,659                    --                      --                 4,291
 Net transfers                          33,389                    --                  (3,924)               73,419
 Surrenders for benefit
  payments and fees                    (97,966)              (68,466)                (47,976)              (39,338)
 Net annuity transactions                   --                    --                   1,533                    --
 Other                                      --                    --                      --                    --
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (56,918)              (68,466)                (50,367)               38,372
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (11,753)              (42,909)                 55,840               111,358
NET ASSETS:
 Beginning of year                     305,140               472,771               1,110,762               605,291
                                    ----------            ----------            ------------            ----------
 End of year                          $293,387              $429,862              $1,166,602              $716,649
                                    ==========            ==========            ============            ==========

                                    PRUDENTIAL
                                    SERIES SP
                                  INTERNATIONAL              ROYCE                 LEGG MASON
                                      GROWTH               SMALL-CAP              CLEARBRIDGE
                                    PORTFOLIO              PORTFOLIO           APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(595)               $(14,127)                  $699
 Net realized gain (loss) on
  security transactions                (23,184)                  2,083                     21
 Net realized gain on
  distributions                             --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,777                 239,431                 14,453
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,998                 227,387                 15,173
                                    ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               2,089                  23,564                     --
 Net transfers                           8,751                 204,909                     --
 Surrenders for benefit
  payments and fees                    (14,349)                (87,399)                   (26)
 Net annuity transactions                   --                      --                     --
 Other                                      --                      --                     --
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,509)                141,074                    (26)
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets                            10,489                 368,461                 15,147
NET ASSETS:
 Beginning of year                     131,136               1,096,175                133,582
                                    ----------            ------------             ----------
 End of year                          $141,625              $1,464,636               $148,729
                                    ==========            ============             ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       VICTORY
                                                                       VARIABLE
                                             WESTERN ASSET            INSURANCE
                                                 MONEY               DIVERSIFIED
                                              MARKET FUND             STOCK FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,610)                $(5,085)
 Net realized gain (loss) on security
  transactions                                         --                  (6,958)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --                  95,795
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (1,610)                 83,752
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                   5,277
 Net transfers                                         --                 (27,563)
 Surrenders for benefit payments and
  fees                                               (126)               (214,594)
 Net annuity transactions                              --                    (256)
 Other                                                 --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (126)               (237,136)
                                               ----------            ------------
 Net increase (decrease) in net assets             (1,736)               (153,384)
NET ASSETS:
 Beginning of year                                192,697               1,016,929
                                               ----------            ------------
 End of year                                     $190,961                $863,545
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  WELLS FARGO           WELLS FARGO          WELLS FARGO
                                              INVESCO             ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                          VAN KAMPEN V. I.        INDEX ASSET          TOTAL RETURN           INTRINSIC
                                           COMSTOCK FUND        ALLOCATION FUND          BOND FUND            VALUE FUND
                                          SUB-ACCOUNT (29)      SUB-ACCOUNT (30)        SUB-ACCOUNT        SUB-ACCOUNT (31)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,559)                  $77               $1,402                 $(914)
 Net realized gain (loss) on security
  transactions                                    6,262               (15,748)                  (8)                 (271)
 Net realized gain on distributions                  --                    --                2,473                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       15,962                38,507                  579                12,067
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      20,665                22,836                4,446                10,882
                                             ----------            ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                        1,230                    --                   --                    --
 Net transfers                                  (10,222)              (70,629)               2,382                 2,372
 Surrenders for benefit payments and
  fees                                          (15,065)               (5,814)              (6,624)                 (994)
 Net annuity transactions                            --                    --                   --                    --
 Other                                               --                    --                   --                    --
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,057)              (76,443)              (4,242)                1,378
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets           (3,392)              (53,607)                 204                12,260
NET ASSETS:
 Beginning of year                              164,308               286,975               88,378                90,690
                                             ----------            ----------            ---------            ----------
 End of year                                   $160,916              $233,368              $88,582              $102,950
                                             ==========            ==========            =========            ==========

                                              WELLS FARGO             WELLS FARGO              WELLS FARGO
                                             ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                             INTERNATIONAL             SMALL CAP                SMALL CAP
                                              EQUITY FUND             GROWTH FUND              VALUE FUND
                                         SUB-ACCOUNT (32)(33)       SUB-ACCOUNT (34)        SUB-ACCOUNT (35)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(62,561)               $(66,347)               $(165,015)
 Net realized gain (loss) on security
  transactions                                  (1,175,139)               (344,987)              (2,803,796)
 Net realized gain on distributions                435,315                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,473,241               1,454,452                4,877,368
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,670,856               1,043,118                1,908,557
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         121,556                     195                   57,392
 Net transfers                                    (518,749)               (453,004)                (628,965)
 Surrenders for benefit payments and
  fees                                          (1,981,817)               (486,617)              (2,175,424)
 Net annuity transactions                           18,481                     395                   (1,447)
 Other                                                  --                      --                       --
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,360,529)               (939,031)              (2,748,444)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets            (689,673)                104,087                 (839,887)
NET ASSETS:
 Beginning of year                              13,315,951               5,005,208               12,528,076
                                             -------------            ------------            -------------
 End of year                                   $12,626,278              $5,109,295              $11,688,189
                                             =============            ============            =============

(29) Formerly Comstock. Change effective June 1, 2010.

(30) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(31) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(32) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(33) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(34) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(35) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century(R) VP Capital Appreciation Fund, AllianceBernstein VPS International Value Portfolio, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF), Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF), Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF), Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF), Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund (formerly Columbia Small Company Growth Fund VS), Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio*, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 50% Portfolio, Fidelity(R) VIP FundsManager 60% Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco Van Kampen V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, MTB Managed Allocation Fund --Moderate Growth II, Columbia Variable Portfolio -- Marsico International Opportunities Fund (formerly Columbia Marsico International Opportunities Fund VS.), Columbia Variable Portfolio -- High Income Fund (formerly Columbia High Yield Fund VS.), Columbia Variable Portfolio -- Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities Fund VS.), Columbia Variable Portfolio -- Asset Allocation Fund (formerly Columbia Asset Allocation Fund VS.), Columbia Variable Portfolio -- Marsico Growth Fund (formerly Columbia Marsico Growth Fund VS.), Columbia Variable Portfolio -- Marsico 21st Century Fund (formerly Columbia Marsico 21st Century Fund VS.), Columbia Variable Portfolio -- Mid Cap Growth Fund (formerly Columbia Marsico Midcap Growth Fund VS.), Columbia Variable Portfolio -- Diversified Equity Income Fund (merged with Columbia Large Cap Value VS Fund), Oppenheimer Global Securities Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Western Asset Money Market Fund, Victory Variable Insurance Diversified Stock Fund, Invesco Van Kampen V.I. Comstock Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

-------------------------------------------------------------------------------

* This fund was not funded as of December 31, 2011, and as a result, is not presented in the statements of assets and liabilities.

    During 2010 the following Sub-Accounts were liquidated: the BB&T MidCap Growth VIF, Evergreen VA Diversified Capital Builder Fund, and Evergreen VA High Income Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE AND CONTRACT FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. An annual contract fee up to a maximum of $100 may be deducted from the Sub-Accounts net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $827,544      $1,595,272
AllianceBernstein VPS International Value
 Portfolio                                                47,823         212,054
Invesco V.I. Capital Appreciation Fund                    49,761         465,771
Invesco V.I. Core Equity Fund                            708,797       1,374,247
Invesco V.I. High Yield Fund                             523,777         540,039
AllianceBernstein VPS Growth and Income
 Portfolio                                               283,732         506,055
AllianceBernstein VPS Intermediate Bond
 Portfolio                                               609,140         869,857
American Funds Growth Fund                                22,503          97,877
Sterling Capital Strategic Allocation Equity
 VIF*                                                    312,631       1,326,338
Sterling Capital Select Equity VIF*                      647,573       5,507,862
Sterling Capital Special Opportunities VIF*            1,827,087       4,004,183
Sterling Capital Total Return Bond VIF*                3,137,459       3,034,021
Calvert VP SRI Balanced Portfolio                         28,832         314,976
Columbia Variable Portfolio -- Small Company
 Growth Fund*                                            476,525       3,271,427
Wells Fargo Advantage VT Omega Growth Fund               945,395       1,813,846
Fidelity(R) VIP Asset Manager Portfolio                   88,422         715,188
Fidelity(R) VIP Growth Portfolio                         562,269       2,160,485
Fidelity(R) VIP Contrafund Portfolio                     465,771       3,142,396
Fidelity(R) VIP Overseas Portfolio                        86,317         760,813
Fidelity(R) VIP Freedom 2020 Portfolio                    72,813          12,128
Fidelity(R) VIP Freedom 2030 Portfolio                     6,971          29,640
Fidelity(R) VIP Freedom 2015 Portfolio                   117,707         156,547
Fidelity(R) VIP Freedom 2025 Portfolio                    83,686           5,127
Fidelity(R) VIP Freedom Income Portfolio                     230           3,350
Fidelity(R) VIP FundsManager 20% Portfolio                13,813             186
Fidelity(R) VIP FundsManager 50% Portfolio                 1,290             862
Fidelity(R) VIP FundsManager 60% Portfolio                   218             177
Fidelity(R) VIP FundsManager 70% Portfolio                83,027          81,905
Fidelity(R) VIP FundsManager 85% Portfolio                     8               8
Franklin Income Securities Fund                          208,434         423,227
Hartford Advisers HLS Fund                            34,522,766     286,779,511
Hartford Total Return Bond HLS Fund                   49,949,612     219,506,772
Hartford Capital Appreciation HLS Fund                56,985,326     469,486,261
Hartford Dividend and Growth HLS Fund                 41,712,568     222,015,368
Hartford Global Research HLS Fund                      2,638,841       7,903,934
Hartford Healthcare HLS Fund*                            803,594      11,921,620
Hartford Global Growth HLS Fund                        7,699,541      32,579,555
Hartford Disciplined Equity HLS Fund                   9,356,928      38,874,821
Hartford Growth HLS Fund                               7,009,602      28,976,420
Hartford Growth Opportunities HLS Fund                 8,134,535      32,778,068
Hartford High Yield HLS Fund                          36,482,589      61,942,468
Hartford Index HLS Fund                                7,545,283      43,050,940
Hartford International Opportunities HLS Fund         19,487,199     100,897,808
Hartford Small/Mid Cap Equity HLS Fund                11,527,970      17,693,455
Hartford MidCap HLS Fund                               1,405,545      36,551,508
Hartford MidCap Value HLS Fund                        10,203,328      48,529,831
Hartford Money Market HLS Fund                       157,246,956     202,495,075
Hartford Small Company HLS Fund                        9,329,358      37,517,974

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                    $20,290,991     $47,352,925
Hartford Stock HLS Fund                               18,511,904     144,393,177
Hartford U.S. Government Securities HLS Fund          32,534,639      85,540,633
Hartford Value HLS Fund                                7,373,530      45,609,247
Huntington VA Income Equity Fund                         662,526       3,053,733
Huntington VA Dividend Capture Fund                    1,806,044       4,269,220
Huntington VA Growth Fund                                265,578       1,938,492
Huntington VA Mid Corp America Fund                      325,097       2,322,897
Huntington VA New Economy Fund                           128,162         866,897
Huntington VA Rotating Markets Fund                      182,603         741,711
Huntington VA International Equity Fund                  223,911         803,136
Huntington VA Macro 100 Fund                              43,116         322,827
Huntington VA Mortgage Securities Fund                    85,861         556,448
Huntington VA Situs Fund                                 211,239         859,203
BlackRock Global Opportunities V.I. Fund                   6,877          15,993
BlackRock Large Cap Growth V.I. Fund                      78,911          37,513
UIF U.S. Real Estate Portfolio                           182,538         335,359
Invesco Van Kampen V.I. Equity and Income Fund            45,902          46,948
UIF Mid Cap Growth Portfolio                             260,579         195,060
MTB Managed Allocation Fund -- Moderate Growth
 II                                                       97,704         652,235
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund*                       813,930       4,319,791
Columbia Variable Portfolio -- High Income
 Fund*                                                 1,652,994       3,935,914
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund*                                          750,960       7,857,618
Columbia Variable Portfolio -- Asset Allocation
 Fund*                                                   405,496       1,089,476
Columbia Variable Portfolio -- Marsico Growth
 Fund*                                                   466,750       5,285,831
Columbia Variable Portfolio -- Marsico 21st
 Century Fund*                                           606,931       1,651,206
Columbia Variable Portfolio -- Mid Cap Growth
 Fund*                                                   791,538       4,745,265
Columbia Variable Portfolio -- Diversified
 Equity Income Fund*                                  14,356,666      17,202,767
Oppenheimer Global Securities Fund/VA                     65,699         218,111
Putnam VT Small Cap Value Fund                            79,132         108,122
PIMCO VIT Real Return Portfolio                          573,256         702,982
Pioneer Fund VCT Portfolio                             1,737,600       5,128,761
Pioneer Mid Cap Value VCT Portfolio                       44,394         122,709
Jennison 20/20 Focus Portfolio                                --         114,093
Jennison Portfolio                                           972         163,004
Prudential Value Portfolio                                 5,505          71,425
Prudential Series SP International Growth
 Portfolio                                                58,564          79,291
Royce Small-Cap Portfolio                                189,863         373,034
Legg Mason ClearBridge Appreciation Fund                   1,955           1,523
Western Asset Money Market Fund                               46           2,026
Victory Variable Insurance Diversified Stock
 Fund                                                     32,512         268,191
Invesco Van Kampen V.I. Comstock Fund                     12,779          35,099
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                      7,652           4,341
Wells Fargo Advantage VT Total Return Bond Fund           14,123          50,894
Wells Fargo Advantage VT Intrinsic Value Fund              3,693          67,612
Wells Fargo Advantage VT International Equity
 Fund                                                  1,148,822       3,082,079
Wells Fargo Advantage VT Small Cap Growth Fund           244,508       1,503,601
Wells Fargo Advantage VT Small Cap Value Fund            699,314       3,865,982
Wells Fargo Advantage VT Opportunity Fund*             6,556,677       6,784,349

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           354,117        699,644        (345,527)
AllianceBernstein VPS
 International Value
 Portfolio                             4,028         27,866         (23,838)
Invesco V.I. Capital
 Appreciation Fund                    67,914        492,160        (424,246)
Invesco V.I. Core Equity Fund        712,655      1,307,272        (594,617)
Invesco V.I. High Yield Fund         302,613        390,670         (88,057)
AllianceBernstein VPS Growth
 and Income Portfolio                232,918        424,234        (191,316)
AllianceBernstein VPS
 Intermediate Bond Portfolio          38,910         69,627         (30,717)
American Funds Growth Fund             2,187          8,978          (6,791)
Sterling Capital Strategic
 Allocation Equity VIF*              280,706      1,262,527        (981,821)
Sterling Capital Select
 Equity VIF*                         347,883      3,956,426      (3,608,543)
Sterling Capital Special
 Opportunities VIF*                  798,856      2,137,793      (1,338,937)
Sterling Capital Total Return
 Bond VIF*                         2,245,478      2,318,166         (72,688)
Calvert VP SRI Balanced
 Portfolio                             4,722         95,267         (90,545)
Columbia Variable Portfolio
 -- Small Company Growth
 Fund*                               388,700      2,509,367      (2,120,667)
Wells Fargo Advantage VT
 Omega Growth Fund                   936,827      1,793,104        (856,277)
Fidelity(R) VIP Asset Manager
 Portfolio                            18,322        310,586        (292,264)
Fidelity(R) VIP Growth
 Portfolio                           237,566        986,752        (749,186)
Fidelity(R) VIP Contrafund
 Portfolio                           106,735        879,392        (772,657)
Fidelity(R) VIP Overseas
 Portfolio                            31,796        421,324        (389,528)
Fidelity(R) VIP Freedom 2020
 Portfolio                             4,090            600           3,490
Fidelity(R) VIP Freedom 2030
 Portfolio                               373          1,693          (1,320)
Fidelity(R) VIP Freedom 2015
 Portfolio                             6,812          9,581          (2,769)
Fidelity(R) VIP Freedom 2025
 Portfolio                             4,673            275           4,398
Fidelity(R) VIP Freedom
 Income Portfolio                         18            264            (246)
Fidelity(R) VIP FundsManager
 20% Portfolio                         1,076             --           1,076
Fidelity(R) VIP FundsManager
 50% Portfolio                            --              1              (1)
Fidelity(R) VIP FundsManager
 60% Portfolio                            --             --              --
Fidelity(R) VIP FundsManager
 70% Portfolio                         5,163          4,923             240
Fidelity(R) VIP FundsManager
 85% Portfolio                            --             --              --
Franklin Income Securities
 Fund                                  8,074         33,372         (25,298)
Hartford Advisers HLS Fund        10,961,881    111,024,001    (100,062,120)
Hartford Total Return Bond
 HLS Fund                         22,400,310     98,404,500     (76,004,190)
Hartford Capital Appreciation
 HLS Fund                         15,198,184    116,857,363    (101,659,179)
Hartford Dividend and Growth
 HLS Fund                         14,892,167    102,463,875     (87,571,708)
Hartford Global Research HLS
 Fund                                273,673        787,093        (513,420)
Hartford Healthcare HLS Fund*        431,064      5,184,137      (4,753,073)
Hartford Global Growth HLS
 Fund                              4,815,299     22,173,412     (17,358,113)
Hartford Disciplined Equity
 HLS Fund                          5,144,343     31,306,718     (26,162,375)
Hartford Growth HLS Fund           5,376,554     20,784,404     (15,407,850)
Hartford Growth Opportunities
 HLS Fund                          4,270,594     19,176,182     (14,905,588)
Hartford High Yield HLS Fund      12,516,210     32,404,945     (19,888,735)
Hartford Index HLS Fund            3,358,384     18,239,906     (14,881,522)
Hartford International
 Opportunities HLS Fund           13,019,578     57,066,688     (44,047,110)
Hartford Small/Mid Cap Equity
 HLS Fund                            881,495      1,669,624        (788,129)
Hartford MidCap HLS Fund             195,005      7,974,614      (7,779,609)
Hartford MidCap Value HLS
 Fund                              6,033,953     27,118,683     (21,084,730)
Hartford Money Market HLS
 Fund                            111,057,340    141,145,436     (30,088,096)
Hartford Small Company HLS
 Fund                              4,989,506     19,040,074     (14,050,568)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
 Fund                             11,885,797     28,719,946     (16,834,149)
Hartford Stock HLS Fund            8,755,427     63,420,327     (54,664,900)
Hartford U.S. Government
 Securities HLS Fund              23,033,453     69,559,971     (46,526,518)
Hartford Value HLS Fund            4,289,712     34,262,666     (29,972,954)
Huntington VA Income Equity
 Fund                                342,132      2,455,064      (2,112,932)
Huntington VA Dividend
 Capture Fund                        810,497      2,518,237      (1,707,740)
Huntington VA Growth Fund            273,840      2,181,467      (1,907,627)
Huntington VA Mid Corp
 America Fund                        116,514      1,198,821      (1,082,307)
Huntington VA New Economy
 Fund                                 89,701        550,756        (461,055)
Huntington VA Rotating
 Markets Fund                         94,282        493,497        (399,215)
Huntington VA International
 Equity Fund                         125,305        540,224        (414,919)
Huntington VA Macro 100 Fund          38,556        326,778        (288,222)
Huntington VA Mortgage
 Securities Fund                      62,001        450,310        (388,309)
Huntington VA Situs Fund             135,433        568,055        (432,622)
BlackRock Global
 Opportunities V.I. Fund               4,568         11,848          (7,280)
BlackRock Large Cap Growth
 V.I. Fund                            85,120         39,391          45,729
UIF U.S. Real Estate
 Portfolio                            17,481         31,505         (14,024)
Invesco Van Kampen V.I.
 Equity and Income Fund                3,692          3,882            (190)
UIF Mid Cap Growth Portfolio          19,468         14,966           4,502
MTB Managed Allocation Fund
 -- Moderate Growth II                51,846        561,575        (509,729)
Columbia Variable Portfolio
 -- Marsico International
 Opportunities Fund*                 419,088      2,306,854      (1,887,766)
Columbia Variable Portfolio
 -- High Income Fund*                516,668      2,036,199      (1,519,531)
Columbia Variable Portfolio
 -- Marsico Focused Equities
 Fund*                               569,351      4,563,067      (3,993,716)
Columbia Variable Portfolio
 -- Asset Allocation Fund*           264,798        875,536        (610,738)
Columbia Variable Portfolio
 -- Marsico Growth Fund*             330,626      3,143,643      (2,813,017)
Columbia Variable Portfolio
 -- Marsico 21st Century
 Fund*                               570,356      1,431,024        (860,668)
Columbia Variable Portfolio
 -- Mid Cap Growth Fund*             757,074      4,193,593      (3,436,519)
Columbia Variable Portfolio
 -- Diversified Equity Income
 Fund*                             1,761,276     11,894,898     (10,133,622)
Oppenheimer Global Securities
 Fund/VA                               5,823         20,813         (14,990)
Putnam VT Small Cap Value
 Fund                                  8,705         12,325          (3,620)
PIMCO VIT Real Return
 Portfolio                            35,784         50,364         (14,580)
Pioneer Fund VCT Portfolio           340,669      4,431,770      (4,091,101)
Pioneer Mid Cap Value VCT
 Portfolio                             4,041         11,796          (7,755)
Jennison 20/20 Focus
 Portfolio                                --         69,900         (69,900)
Jennison Portfolio                     1,396        209,348        (207,952)
Prudential Value Portfolio             1,551         48,454         (46,903)
Prudential Series SP
 International Growth
 Portfolio                            63,314         82,575         (19,261)
Royce Small-Cap Portfolio             17,251         32,567         (15,316)
Legg Mason ClearBridge
 Appreciation Fund                         1              2              (1)
Western Asset Money Market
 Fund                                     --             35             (35)
Victory Variable Insurance
 Diversified Stock Fund                2,871         23,273         (20,402)
Invesco Van Kampen V.I.
 Comstock Fund                         1,119          3,403          (2,284)
Wells Fargo Advantage VT
 Index Asset Allocation Fund             146            268            (122)
Wells Fargo Advantage VT
 Total Return Bond Fund                6,242         33,573         (27,331)
Wells Fargo Advantage VT
 Intrinsic Value Fund                  3,162         58,617         (55,455)
Wells Fargo Advantage VT
 International Equity Fund           588,424      2,400,423      (1,811,999)
Wells Fargo Advantage VT
 Small Cap Growth Fund                20,542        122,484        (101,942)
Wells Fargo Advantage VT
 Small Cap Value Fund                 52,680        318,335        (265,655)
Wells Fargo Advantage VT
 Opportunity Fund*                    618561        4826613      (4,208,052)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           228,195        325,183         (96,988)
AllianceBernstein VPS
 International Value Fund              5,689         32,235         (26,546)
Invesco V.I. Capital
 Appreciation Fund                   360,377        575,201        (214,824)
Invesco V.I. Core Equity Fund         77,561      1,129,072      (1,051,511)
Invesco V.I. High Yield Fund       1,801,593      2,854,420      (1,052,827)
AllianceBernstein VPS Growth
 and Income Portfolio                 99,053        326,124        (227,071)
AllianceBernstein VPS
 Intermediate Bond Portfolio          75,530         44,439          31,091
American Funds Growth Fund             7,764          4,686           3,078
BB&T Capital Manager Equity
 VIF                                 223,510        820,997        (597,487)
BB&T Select Equity VIF               414,348      4,829,675      (4,415,327)
BB&T Special Opportunities
 Equity VIF                        1,289,808      1,225,816          63,992
BB&T Total Return Bond VIF           885,853      1,160,061        (274,208)
Calvert VP SRI Balanced
 Portfolio                            13,145        100,745         (87,600)
Columbia Small Company Growth
 Fund VS                           1,500,106      2,809,435      (1,309,329)
Columbia Large Cap Value Fund
 VS                                1,150,503      3,653,075      (2,502,572)
Wells Fargo Advantage VT
 Omega Growth Fund                   717,484      1,534,760        (817,276)
Wells Fargo Advantage VT Core
 Equity Fund                         625,033      1,468,427        (843,394)
Fidelity(R) VIP Asset
 Manager(TM) Portfolio                62,676        212,159        (149,483)
Fidelity(R) VIP Growth
 Portfolio                           150,833        603,304        (452,471)
Fidelity(R) VIP Contrafund(R)
 Portfolio                           124,633        781,100        (656,467)
Fidelity(R) VIP Overseas
 Portfolio                            79,431        379,245        (299,814)
Fidelity(R) VIP Freedom 2020
 Portfolio                             3,214              3           3,211
Fidelity(R) VIP Freedom 2030
 Portfolio                             3,139          1,003           2,136
Fidelity(R) VIP Freedom 2015
 Portfolio                            18,756            617          18,139
Fidelity(R) VIP Freedom 2025
 Portfolio                                --              1              (1)
Fidelity(R) VIP Freedom
 Income Portfolio                        246             --             246
Fidelity(R) VIP FundsManager
 20% Portfolio                           709             --             709
Fidelity(R) VIP FundsManager
 50% Portfolio                            --              1              (1)
Fidelity(R) VIP FundsManager
 60% Portfolio                           919             --             919
Fidelity(R) VIP FundsManager
 85% Portfolio                            --             --              --
Franklin Income Securities
 Fund                                 60,232         23,021          37,211
Hartford Advisers HLS Fund        41,792,224    154,110,993    (112,318,769)
Hartford Total Return Bond
 HLS Fund                         35,193,364     88,100,478     (52,907,114)
Hartford Capital Appreciation
 HLS Fund                         27,599,333    119,599,049     (91,999,716)
Hartford Dividend and Growth
 HLS Fund                         23,764,655     95,049,500     (71,284,845)
Hartford Global Research HLS
 Fund                                535,421        971,382        (435,961)
Hartford Global Health HLS
 Fund                                591,034      6,032,558      (5,441,524)
Hartford Global Growth HLS
 Fund                              5,036,874     20,420,203     (15,383,329)
Hartford Disciplined Equity
 HLS Fund                          6,295,703     29,164,779     (22,869,076)
Hartford Growth HLS Fund          22,998,286     37,058,616     (14,060,330)
Hartford Growth Opportunities
 HLS Fund                          5,020,086     21,263,153     (16,243,067)
Hartford High Yield HLS Fund      18,306,879     29,985,743     (11,678,864)
Hartford Index HLS Fund            3,627,261     18,773,082     (15,145,821)
Hartford International
 Opportunities HLS Fund          109,378,972    184,528,146     (75,149,174)
Hartford Small/Mid Cap Equity
 HLS Fund                          2,259,263      2,554,754        (295,491)
Hartford MidCap HLS Fund             204,114      8,991,715      (8,787,601)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford MidCap Value HLS
 Fund                             15,203,379     26,075,473     (10,872,094)
Hartford Money Market HLS
 Fund                            100,955,046    175,329,164     (74,374,118)
Hartford Small Company HLS
 Fund                              5,476,133     18,666,840     (13,190,707)
Hartford SmallCap Growth HLS
 Fund                             10,622,244     27,814,693     (17,192,449)
Hartford Stock HLS Fund           12,768,922     62,070,001     (49,301,079)
Hartford U.S. Government
 Securities HLS Fund              38,232,033     75,881,404     (37,649,371)
Hartford Value HLS Fund          106,960,176    129,841,302     (22,881,126)
Huntington VA Income Equity
 Fund                                337,902      2,974,794      (2,636,892)
Huntington VA Dividend
 Capture Fund                        445,706      3,127,862      (2,682,156)
Huntington VA Growth Fund            619,021      2,644,252      (2,025,231)
Huntington VA Mid Corp
 America Fund                        246,418      1,573,242      (1,326,824)
Huntington VA New Economy
 Fund                                 92,782        687,755        (594,973)
Huntington VA Rotating
 Markets Fund                        152,294        711,284        (558,990)
Huntington VA International
 Equity Fund                         314,847        488,824        (173,977)
Huntington VA Macro 100 Fund          84,176        624,061        (539,885)
Huntington VA Mortgage
 Securities Fund                     335,949        394,894         (58,945)
Huntington VA Situs Fund             256,694        623,846        (367,152)
BlackRock Global
 Opportunities V.I. Fund                  --          8,428          (8,428)
BlackRock Large Cap Growth
 V.I. Fund                                 1         25,891         (25,890)
UIF U.S. Real Estate
 Portfolio                            25,841          9,687          16,154
Invesco Van Kampen V.I.
 Equity and Income Fund                6,504         12,819          (6,315)
UIF Mid Cap Growth Portfolio          31,528         14,120          17,408
MTB Managed Allocation Fund
 -- Moderate Growth II                13,277        445,752        (432,475)
Columbia Marsico
 International Opportunities
 Fund VS                             929,950      3,541,029      (2,611,079)
Columbia High Yield Fund VS          623,229      2,599,019      (1,975,790)
Columbia Marsico Focused
 Equities Fund VS                    624,263      4,754,259      (4,129,996)
Columbia Asset Allocation
 Fund VS                             614,316      1,244,668        (630,352)
Columbia Marsico Growth Fund
 VS                                  622,644      3,782,430      (3,159,786)
Columbia Marsico 21st Century
 Fund VS                             549,423      1,806,838      (1,257,415)
Columbia Marsico Midcap
 Growth Fund VS                    2,347,298      5,834,359      (3,487,061)
Oppenheimer Global Securities
 Fund/VA                              27,881         22,716           5,165
Putnam VT Small Cap Value
 Fund                                 21,331          8,397          12,934
PIMCO VIT Real Return
 Portfolio                            66,101         61,777           4,324
Pioneer Fund VCT Portfolio           467,801      8,767,355      (8,299,554)
Pioneer Mid Cap Value VCT
 Portfolio                             4,935         10,841          (5,906)
Jennison 20/20 Focus
 Portfolio                                --         47,468         (47,468)
Jennison Portfolio                    48,393        119,930         (71,537)
Prudential Value Portfolio           124,080         89,499          34,581
Prudential Series SP
 International Growth
 Portfolio                            54,738         60,944          (6,206)
Royce Small-Cap Portfolio             32,500         18,515          13,985
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --             34             (34)
Victory Variable Insurance
 Diversified Stock Fund                4,758         28,266         (23,508)
Invesco Van Kampen V. I.
 Comstock Fund                         5,267          7,962          (2,695)
Wells Fargo Advantage VT
 Index Asset Allocation Fund              79         71,232         (71,153)
Wells Fargo Advantage VT
 Total Return Bond Fund                4,832          7,906          (3,074)
Wells Fargo Advantage VT
 Intrinsic Value Fund                  3,234          1,759           1,475
Wells Fargo Advantage VT
 International Equity Fund        12,209,272     14,313,890      (2,104,618)
Wells Fargo Advantage VT
 Small Cap Growth Fund             1,052,874      5,340,407      (4,287,533)
Wells Fargo Advantage VT
 Small Cap Value Fund              1,753,473      9,090,148      (7,336,675)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2011                               1,958,716       $2.057397      to       $2.149508          $3,960,459
 2010                               2,304,243        2.160732      to        2.315253           5,040,013
 2009                               2,401,231        1.666424      to        1.775830           4,045,241
 2008                               2,818,702        1.269495      to        1.304625           3,501,933
 2007                               3,123,628        2.388700      to        2.441276           7,306,840
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                                  85,716        6.156597      to        6.156597             527,721
 2010                                 109,554        7.738140      to        7.738140             847,741
 2009                                 136,100        7.512547      to        7.512547           1,022,457
 2008                                 145,589        5.661721      to        5.661721             824,287
 2007                                 228,246       12.271749      to       12.271749           2,800,980
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                               1,787,715        0.852168      to        1.013906           1,513,810
 2010                               2,211,961        0.937006      to        1.124932           2,055,179
 2009                               2,426,785        0.821546      to        0.995231           1,975,968
 2008                               3,731,579        0.649854      to        0.687060           2,545,021
 2007                               4,992,185        1.047065      to        1.209791           6,001,925
INVESCO V.I. CORE EQUITY FUND
 2011                               3,749,278        0.957423      to        1.026335           3,796,161
 2010                               4,343,895        1.039914      to        1.146200           4,477,161
 2009                               5,395,406        0.908332      to        0.961151           5,145,229
 2008                               6,817,532        0.721564      to        0.758567           5,138,018
 2007                              10,067,519        1.052725      to        1.099532          11,018,035
INVESCO V.I. HIGH YIELD FUND
 2011                               1,443,748        1.199545      to        1.315536           1,909,270
 2010                               1,531,805        1.213947      to        1.319386           2,051,264
 2009                               2,584,632        1.095364      to        1.176320           2,980,643
 2008                               2,065,753        0.737411      to        0.779585           1,624,889
 2007                               3,376,799        1.012460      to        1.062361           3,582,595
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2011                               1,489,752        1.102085      to        1.210252           1,731,671
 2010                               1,681,068        1.060000      to        1.154196           1,877,135
 2009                               1,908,139        0.958707      to        1.035072           1,915,562
 2008                               2,389,149        0.812687      to        0.869995           2,023,374
 2007                               2,873,589        1.398037      to        1.483926           4,170,917
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2011                                 237,680       11.911178      to       12.301286           2,898,028
 2010                                 268,397       11.359139      to       11.697057           3,119,767
 2009                                 237,306       10.669784      to       10.862750           2,565,932
 2008                                 228,782        9.222976      to        9.296380           2,123,358
AMERICAN FUNDS GROWTH FUND
 2011                                  34,750        9.815665      to        9.815665             341,091
 2010                                  41,541       10.383301      to       10.383301             431,336
 2009                                  38,463        8.858909      to        8.858909             340,742
 2008                                  34,846        6.434415      to        6.434415             224,215
 2007                                  28,829       11.628755      to       11.628755             335,249

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2011                           0.70%     to       1.25%        --      to         --       (7.67)%    to       (7.16)%
 2010                           0.70%     to       1.25%        --      to         --       29.66%     to       30.38%
 2009                           0.70%     to       1.25%      0.84%     to       0.99%      35.37%     to       36.12%
 2008                           0.70%     to       1.25%        --      to         --      (46.85)%    to      (46.56)%
 2007                           0.70%     to       1.25%        --      to         --       43.99%     to       44.79%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           1.25%     to       1.25%      3.60%     to       3.60%     (20.44)%    to      (20.44)%
 2010                           1.25%     to       1.25%      2.57%     to       2.57%       3.00%     to        3.00%
 2009                           1.25%     to       1.25%      1.21%     to       1.21%      32.69%     to       32.69%
 2008                           1.25%     to       1.25%      0.89%     to       0.89%     (53.86)%    to      (53.86)%
 2007                           1.25%     to       1.25%      1.08%     to       1.08%       4.27%     to        4.27%
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           1.25%     to       2.15%      0.15%     to       0.15%      (9.87)%    to       (9.05)%
 2010                           1.25%     to       2.15%      0.70%     to       0.75%      13.03%     to       14.05%
 2009                           1.25%     to       2.15%      0.52%     to       0.85%      18.50%     to       19.57%
 2008                           1.25%     to       2.00%        --      to         --      (43.63)%    to      (43.21)%
 2007                           1.25%     to       1.85%        --      to         --        9.96%     to       10.62%
INVESCO V.I. CORE EQUITY FUND
 2011                           1.25%     to       1.90%      0.93%     to       0.98%      (1.94)%    to       (1.31)%
 2010                           1.25%     to       2.15%      0.94%     to       0.99%       7.23%     to        8.20%
 2009                           1.25%     to       1.90%      1.21%     to       1.74%      25.88%     to       26.71%
 2008                           1.25%     to       1.90%      1.92%     to       2.88%     (31.46)%    to      (31.01)%
 2007                           1.25%     to       1.90%      0.96%     to       1.12%       6.08%     to        6.77%
INVESCO V.I. HIGH YIELD FUND
 2011                           1.25%     to       2.15%      6.88%     to       7.22%      (1.19)%    to       (0.29)%
 2010                           1.25%     to       2.15%      9.81%     to       9.81%      11.16%     to       12.16%
 2009                           1.25%     to       2.10%      8.36%     to      25.02%      49.62%     to       50.89%
 2008                           1.25%     to       2.00%      5.13%     to       7.82%     (27.17)%    to      (26.62)%
 2007                           1.25%     to       2.00%      5.86%     to       9.34%      (0.76)%    to       (0.01)%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2011                           1.15%     to       2.00%      0.78%     to       1.08%       3.97%     to        4.86%
 2010                           1.15%     to       2.00%        --      to         --       10.57%     to       11.51%
 2009                           1.15%     to       2.00%      3.52%     to       3.59%      17.97%     to       18.97%
 2008                           1.15%     to       2.00%      1.75%     to       2.21%     (41.87)%    to      (41.37)%
 2007                           1.15%     to       2.00%      1.15%     to       1.20%       2.78%     to        3.66%
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2011                           1.15%     to       2.00%      4.47%     to       4.70%       4.28%     to        5.17%
 2010                           1.15%     to       2.20%      1.44%     to       5.19%       6.56%     to        7.68%
 2009                           1.15%     to       2.15%      3.42%     to       3.45%      15.69%     to       16.85%
 2008                           1.15%     to       2.15%        --      to         --       (6.87)%    to       (0.75)%
AMERICAN FUNDS GROWTH FUND
 2011                           1.25%     to       1.25%      0.57%     to       0.57%      (5.47)%    to       (5.47)%
 2010                           1.25%     to       1.25%      0.76%     to       0.76%      17.21%     to       17.21%
 2009                           1.25%     to       1.25%      0.69%     to       0.69%      37.68%     to       37.68%
 2008                           1.25%     to       1.25%      0.95%     to       0.95%     (44.67)%    to      (44.67)%
 2007                           1.25%     to       1.25%      0.93%     to       0.93%      10.95%     to       10.95%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                               3,046,810       $0.861678      to       $0.932502          $2,841,593
 2010                               4,028,631        0.948018      to        1.017748           4,114,243
 2009                               4,626,118        0.840765      to        0.895413           4,161,570
 2008                               6,105,754        0.684512      to        0.723200           4,441,370
 2007                               8,380,096        1.184223      to        1.616968          10,008,627
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                              13,395,811        1.159333      to        1.303596          16,972,484
 2010                              17,004,354        1.234953      to        1.374117          22,764,911
 2009                              21,419,681        1.127882      to        1.241859          25,998,991
 2008                              28,233,632        0.973003      to        1.060141          29,372,113
 2007                              43,840,712        1.589700      to        1.713950          74,005,834
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                               5,399,193        1.655702      to        1.790016           9,478,320
 2010                               6,738,130        1.754526      to        1.877039          12,436,613
 2009                               6,674,138        1.543013      to        1.633517          10,750,428
 2008                               6,269,948        1.098924      to        1.151245           7,139,098
 2007                               6,362,669        1.694734      to        1.756853          11,081,357
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                               3,048,757        1.250987      to        1.352480           3,974,093
 2010                               3,121,445        1.205159      to        1.289323           3,932,955
 2009                               3,395,653        1.143444      to        1.210523           4,041,830
 2008                               3,861,262        1.088487      to        1.127745           4,304,065
 2007                               2,505,704        1.073588      to        1.103453           2,749,434
CALVERT VP SRI BALANCED
 PORTFOLIO
 2011                                 472,392        3.197855      to        3.445215           1,514,819
 2010                                 562,937        3.096720      to        3.317954           1,748,304
 2009                                 650,537        2.797239      to        2.980662           1,825,488
 2008                                 753,721        2.260639      to        2.395674           1,708,306
 2007                                 846,469        3.333187      to        3.512882           2,826,362
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                               5,039,293        1.226089      to       14.931246           5,933,391
 2010                               7,159,960        1.314410      to       16.192109           9,021,250
 2009                               8,469,289        0.930713      to        1.036734           8,470,981
 2008                               9,386,725        0.757546      to        0.835439           7,599,509
 2007                              11,471,182        1.309405      to        1.429622          15,994,870
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                               4,074,206       11.788274      to       16.101752           3,700,530
 2010                               4,930,483        1.148873      to       17.443913           4,806,186
 2009                               5,604,855        0.694738      to        0.970138           4,555,951
 2008                               6,201,453        0.493531      to        0.681644           3,587,978
 2007                               8,567,849        0.693326      to        0.947090           6,987,745
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2011                                 882,194        2.174480      to        2.342693           1,938,963
 2010                               1,174,458        2.259706      to        2.421155           2,675,013
 2009                               1,323,941        2.002466      to        2.133781           2,671,009
 2008                               1,628,125        1.570450      to        1.664255           2,568,116
 2007                               1,749,867        2.230902      to        2.351169           3,918,999

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                           1.15%     to       1.95%      0.65%     to       0.74%      (9.11)%    to       (8.38)%
 2010                           1.15%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.66%
 2009                           1.15%     to       1.95%      0.86%     to       0.95%      22.83%     to       23.81%
 2008                           1.15%     to       1.95%      1.01%     to       1.39%     (39.42)%    to      (38.93)%
 2007                           1.15%     to       2.05%      2.57%     to       2.63%       0.90%     to        0.90%
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                           1.15%     to       2.20%      1.07%     to       1.14%      (6.12)%    to       (5.13)%
 2010                           1.15%     to       2.20%      1.25%     to       1.27%       9.49%     to       10.65%
 2009                           1.15%     to       2.20%      0.99%     to       0.99%      15.92%     to       17.14%
 2008                           1.15%     to       2.20%      1.55%     to       1.59%     (38.79)%    to      (38.15)%
 2007                           1.15%     to       2.20%      1.95%     to       1.96%      (7.92)%    to       (6.95)%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                           1.15%     to       2.20%        --      to         --       (5.63)%    to       (4.64)%
 2010                           1.15%     to       2.20%      0.06%     to       0.06%      13.71%     to       14.91%
 2009                           1.15%     to       2.20%        --      to         --       40.41%     to       41.89%
 2008                           1.15%     to       2.20%      0.12%     to       0.13%     (35.16)%    to      (34.47)%
 2007                           1.15%     to       2.20%        --      to         --       10.95%     to       12.12%
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                           1.15%     to       2.20%      3.59%     to       3.63%       3.80%     to        4.90%
 2010                           1.15%     to       2.20%      3.86%     to       3.88%       5.40%     to        6.51%
 2009                           1.15%     to       2.20%      0.74%     to       3.99%       6.22%     to        7.34%
 2008                           1.15%     to       1.95%      4.07%     to       4.12%       1.39%     to        2.20%
 2007                           1.15%     to       1.95%      4.30%     to       4.34%       4.42%     to        5.26%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2011                           0.70%     to       1.25%      1.24%     to       1.28%       3.27%     to        3.84%
 2010                           0.70%     to       1.25%      1.37%     to       1.39%      10.71%     to       11.32%
 2009                           0.70%     to       1.25%      2.06%     to       2.21%      23.74%     to       24.42%
 2008                           0.70%     to       1.25%      2.30%     to       2.61%     (32.18)%    to       (3.18)%
 2007                           0.70%     to       1.25%      2.14%     to       2.45%       1.48%     to        2.04%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                           1.25%     to       2.40%        --      to         --       (7.79)%    to       (6.72)%
 2010                           1.25%     to       2.40%        --      to         --       25.33%     to       26.78%
 2009                           1.25%     to       2.25%        --      to         --       22.86%     to       24.10%
 2008                           1.25%     to       2.25%        --      to         --      (42.15)%    to      (41.56)%
 2007                           1.25%     to       2.25%        --      to         --       10.93%     to       12.05%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.50%        --      to         --       (7.69)%    to       (6.44)%
 2010                           1.15%     to       2.50%      0.83%     to       0.83%      16.84%     to       18.42%
 2009                           1.15%     to       2.25%      1.19%     to       1.50%      40.77%     to       42.32%
 2008                           1.15%     to       2.25%        --      to         --      (28.82)%    to      (28.03)%
 2007                           1.15%     to       2.25%      0.54%     to       0.54%       9.47%     to       10.68%
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2011                           0.70%     to       1.25%      1.67%     to       1.99%      (3.77)%    to       (3.24)%
 2010                           0.70%     to       1.25%      1.55%     to       1.68%      12.85%     to       13.47%
 2009                           0.70%     to       1.25%      2.18%     to       2.52%      27.51%     to       28.21%
 2008                           0.70%     to       1.25%      1.81%     to       2.97%     (29.61)%    to      (29.22)%
 2007                           0.70%     to       1.25%      5.84%     to       6.12%      14.07%     to       14.70%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2011                               3,344,813       $2.031385      to       $2.188302          $6,848,086
 2010                               4,093,999        2.052797      to        2.199230           8,454,240
 2009                               4,546,470        1.673942      to        1.783534           7,646,852
 2008                               5,429,744        1.321259      to        1.400040           7,201,981
 2007                               6,038,272        2.532380      to        2.668587          15,347,117
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2011                               3,437,868        3.300735      to        3.555782          11,381,637
 2010                               4,210,525        3.428888      to        3.673565          14,472,520
 2009                               4,866,992        2.962010      to        3.155987          14,445,620
 2008                               5,865,334        2.210056      to        2.341875          12,984,865
 2007                               6,484,725        3.892961      to        4.102467          25,287,487
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2011                               1,165,147        1.558707      to        1.679380           1,824,665
 2010                               1,554,675        1.905388      to        2.041614           2,972,544
 2009                               1,854,489        1.705638      to        1.817586           3,171,677
 2008                               2,351,524        1.364967      to        1.446579           3,222,191
 2007                               2,701,295        2.459587      to        2.592332           6,668,211
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2011                                  14,316       16.208519      to       16.208519             232,049
 2010                                  10,826       16.618873      to       16.618873             179,923
 2009                                   7,615       14.718770      to       14.718770             112,088
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2011                                   1,193       16.933280      to       16.933280              20,203
 2010                                   2,513       17.645669      to       17.645669              44,351
 2009                                     377       15.417578      to       15.417578               5,808
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2011                                  31,640       15.290849      to       15.290849             483,803
 2010                                  34,409       15.563664      to       15.563664             535,531
 2009                                  16,270       13.972674      to       13.972674             227,335
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2011                                   4,773       16.478192      to       16.478192              78,644
 2010                                     375       17.086596      to       17.086596               6,414
 2009                                     376       14.983454      to       14.983454               5,630
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2011                                   1,785       12.314612      to       12.314612              21,982
 2010                                     709       12.201631      to       12.201631               8,656
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2011                                   4,706       14.198506      to       14.198506              66,825
 2010                                   4,707       14.475529      to       14.475529              68,137
 2009                                   4,708       13.116203      to       13.116203              61,747
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
 2011                                     919       14.912321      to       14.912321              13,702
 2010                                     919       15.437517      to       15.437517              14,185
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2011                                     240       15.345699      to       15.345699               3,691

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2011                           0.70%     to       1.25%      0.33%     to       0.34%      (1.04)%    to       (0.50)%
 2010                           0.70%     to       1.25%      0.28%     to       0.28%      22.63%     to       23.31%
 2009                           0.70%     to       1.25%      0.45%     to       0.46%      26.69%     to       27.39%
 2008                           0.70%     to       1.25%      0.81%     to       0.82%     (47.83)%    to      (47.54)%
 2007                           0.70%     to       1.25%      0.85%     to       0.85%      25.39%     to       26.08%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2011                           0.70%     to       1.25%      0.93%     to       0.98%      (3.74)%    to       (3.21)%
 2010                           0.70%     to       1.25%      1.20%     to       1.29%      15.76%     to       16.40%
 2009                           0.70%     to       1.25%      1.34%     to       1.40%      34.02%     to       34.76%
 2008                           0.70%     to       1.25%      0.97%     to       0.99%     (43.23)%    to      (42.92)%
 2007                           0.70%     to       1.25%      0.73%     to       0.93%      16.13%     to       16.77%
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2011                           0.70%     to       1.25%      1.18%     to       1.40%     (18.19)%    to      (17.74)%
 2010                           0.70%     to       1.25%      1.33%     to       1.44%      11.71%     to       12.33%
 2009                           0.70%     to       1.25%      2.00%     to       2.24%      24.96%     to       25.65%
 2008                           0.70%     to       1.25%      2.26%     to       2.52%     (44.50)%    to      (44.20)%
 2007                           0.70%     to       1.25%      3.18%     to       3.60%      15.86%     to       16.49%
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2011                           1.25%     to       1.25%      2.37%     to       2.37%      (2.47)%    to       (2.47)%
 2010                           1.25%     to       1.25%      2.58%     to       2.58%      12.91%     to       12.91%
 2009                           1.25%     to       1.25%      3.54%     to       3.54%      26.95%     to       26.95%
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2011                           1.25%     to       1.25%      1.10%     to       1.10%      (4.04)%    to       (4.04)%
 2010                           1.25%     to       1.25%      2.44%     to       2.44%      14.45%     to       14.45%
 2009                           1.25%     to       1.25%      1.80%     to       1.80%      29.55%     to       29.55%
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2011                           1.25%     to       1.25%      1.66%     to       1.66%      (1.75)%    to       (1.75)%
 2010                           1.25%     to       1.25%      3.32%     to       3.32%      11.39%     to       11.39%
 2009                           1.25%     to       1.25%      4.68%     to       4.68%      23.47%     to       23.47%
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2011                           1.25%     to       1.25%      2.26%     to       2.26%      (3.56)%    to       (3.56)%
 2010                           1.25%     to       1.25%      2.06%     to       2.06%      14.04%     to       14.04%
 2009                           1.25%     to       1.25%      2.73%     to       2.73%      28.18%     to       28.18%
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2011                           1.25%     to       1.25%      2.29%     to       2.29%       0.93%     to        0.93%
 2010                           1.25%     to       1.25%      1.47%     to       1.47%       5.91%     to        5.91%
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2011                           1.25%     to       1.25%      1.67%     to       1.67%      (1.91)%    to       (1.91)%
 2010                           1.25%     to       1.25%      1.49%     to       1.49%      10.36%     to       10.36%
 2009                           1.25%     to       1.25%      1.55%     to       1.55%      17.28%     to       17.28%
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
 2011                           1.25%     to       1.25%      1.33%     to       1.33%      (3.40)%    to       (3.40)%
 2010                           1.25%     to       1.25%      1.10%     to       1.10%      11.95%     to       11.95%
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2011                           1.25%     to       1.25%      0.12%     to       0.12%      (4.15)%    to       (4.15)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2011                                      33      $16.182261      to      $16.182261                $530
 2010                                      33       17.329010      to       17.329010                 568
 2009                                      33       15.126318      to       15.126318                 497
FRANKLIN INCOME SECURITIES
 FUND
 2011                                 144,056       12.109397      to       12.109397           1,744,433
 2010                                 169,354       11.976273      to       11.976273           2,028,229
 2009                                 132,143       10.762886      to       10.762886           1,422,236
 2008                                 112,277        8.037320      to        8.037320             902,409
 2007                                 112,600       11.569621      to       11.569621           1,302,740
HARTFORD ADVISERS HLS FUND
 2011                              375,251,153      10.568236      to       14.276884       1,147,584,568
 2010                              475,313,273      10.391242      to       14.303752       1,395,280,194
 2009                              548,530,592       9.280589      to       13.124984       1,461,253,153
 2008                              658,705,009       0.729729      to        7.133808       1,378,679,189
 2007                              840,413,403       1.095097      to       10.451226       2,606,901,968
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              258,364,503       9.553434      to       12.471357         647,327,563
 2010                              334,368,693       8.942568      to       11.987378         771,067,628
 2009                              387,275,807       8.330162      to       11.497285         825,474,117
 2008                              416,129,290       1.288475      to        7.253849         778,474,365
 2007                              508,516,602       1.427293      to        7.864372       1,040,911,196
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              331,206,737      14.540101      to       26.371763       1,524,850,509
 2010                              432,865,916      16.748456      to       29.811396       2,157,817,381
 2009                              524,865,632      14.824672      to       25.627460       2,235,091,018
 2008                              599,022,745       1.352692      to       17.619486       1,802,190,005
 2007                              724,808,150       2.545637      to       32.434043       4,080,921,550
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              329,414,810       4.590095      to       13.696281         781,081,584
 2010                              416,986,518       4.541745      to       13.796476         964,487,510
 2009                              488,271,363       4.021968      to       12.538410       1,014,619,128
 2008                              564,909,855       1.045601      to        3.233998         969,111,209
 2007                              690,007,613       1.584338      to        4.798244       1,796,064,308
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                               2,104,122        9.041656      to       14.428269          18,569,408
 2010                               2,617,542       10.660617      to       16.349055          25,793,084
 2009                               3,053,503        9.212282      to       14.484824          26,311,928
 2008                               3,038,215        6.101486      to        6.191713          18,698,484
HARTFORD HEALTHCARE HLS FUND+
 2011                              16,158,351        2.563448      to       14.417758          36,257,021
 2010                              20,911,424        2.367723      to       13.654187          43,679,064
 2009                              26,352,948        2.216191      to       13.103619          51,964,873
 2008                              32,411,050        1.531774      to        1.810475          52,843,986
 2007                              43,338,736        2.106797      to        2.438283          96,379,716

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2011                           1.25%     to       1.25%      1.07%     to       1.07%      (6.62)%    to       (6.62)%
 2010                           1.25%     to       1.25%      1.05%     to       1.05%      14.56%     to       14.56%
 2009                           1.25%     to       1.25%      1.12%     to       1.12%      26.78%     to       26.78%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           1.25%     to       1.25%      5.86%     to       5.86%       1.11%     to        1.11%
 2010                           1.25%     to       1.25%      6.80%     to       6.80%      11.27%     to       11.27%
 2009                           1.25%     to       1.25%      8.25%     to       8.25%      33.91%     to       33.91%
 2008                           1.25%     to       1.25%      5.47%     to       5.47%     (30.53)%    to      (30.53)%
 2007                           1.25%     to       1.25%      3.58%     to       3.58%       2.47%     to        2.47%
HARTFORD ADVISERS HLS FUND
 2011                           0.15%     to       2.55%      1.46%     to       1.65%      (0.95)%    to        1.70%
 2010                           0.15%     to       2.55%      1.17%     to       1.46%       9.04%     to       11.97%
 2009                           0.15%     to       2.50%      2.23%     to       4.01%      26.76%     to       30.09%
 2008                           0.15%     to       2.30%      2.42%     to       2.99%     (33.36)%    to      (31.74)%
 2007                           0.15%     to       2.30%      2.12%     to       2.28%       3.95%     to        6.48%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.15%     to       2.55%      0.22%     to       0.22%       4.04%     to        6.83%
 2010                           0.15%     to       2.55%      3.55%     to       4.00%       4.55%     to        7.35%
 2009                           0.15%     to       2.55%      3.65%     to       3.67%      12.12%     to       14.84%
 2008                           0.15%     to       2.30%      5.20%     to       6.44%      (9.73)%    to       (7.76)%
 2007                           0.15%     to       2.30%      4.98%     to       5.19%       2.29%     to        4.51%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.15%     to       2.55%      0.53%     to       0.75%     (13.85)%    to      (11.54)%
 2010                           0.15%     to       2.55%      0.51%     to       0.76%      13.29%     to       16.33%
 2009                           0.15%     to       2.55%      0.80%     to       0.92%      42.00%     to       45.45%
 2008                           0.15%     to       2.35%      1.74%     to       1.76%     (46.86)%    to      (45.68)%
 2007                           0.15%     to       2.35%      0.12%     to       0.12%      14.12%     to       16.65%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.25%     to       2.55%      1.83%     to       2.01%      (1.48)%    to        1.06%
 2010                           0.25%     to       2.55%      1.48%     to       1.98%      10.09%     to       12.92%
 2009                           0.25%     to       2.50%      1.67%     to       2.33%      21.29%     to       24.37%
 2008                           0.25%     to       2.35%      2.14%     to       2.23%     (34.00)%    to      (32.60)%
 2007                           0.25%     to       2.35%      1.64%     to       1.67%       5.74%     to        7.99%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.80%     to       2.50%      0.01%     to       0.02%     (11.75)%    to      (10.01)%
 2010                           0.25%     to       2.50%      0.97%     to       1.27%      12.87%     to       15.72%
 2009                           0.25%     to       2.50%      1.20%     to       2.89%      38.29%     to       41.77%
 2008                           0.80%     to       2.30%      1.53%     to       1.92%     (41.68)%    to      (40.99)%
HARTFORD HEALTHCARE HLS FUND+
 2011                           0.25%     to       2.50%        --      to       0.05%       5.59%     to        8.27%
 2010                           0.25%     to       2.50%      0.03%     to       0.18%       4.20%     to        6.84%
 2009                           0.25%     to       2.50%      0.49%     to       0.61%      19.39%     to       22.41%
 2008                           0.25%     to       2.35%      0.45%     to       0.47%     (27.29)%    to      (25.75)%
 2007                           0.25%     to       2.35%      0.11%     to       0.11%       3.66%     to        5.86%

-------------------------------------------------------------------------------

                                                                   UNIT
                                                                FAIR VALUE
SUB-ACCOUNT                           UNITS                LOWEST TO HIGHEST #                NET ASSETS
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                               66,182,312       $1.797149      to      $12.943305         $83,010,806
 2010                               83,540,425        2.092177      to       15.450266         121,653,104
 2009                               98,923,754        1.835816      to       13.899895         126,082,865
 2008                              115,131,894        0.511208      to        1.356818         110,118,341
 2007                              136,903,464        1.103136      to        2.861067         281,859,636
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                               89,208,318        1.511537      to       13.909021         105,340,389
 2010                              115,370,693        1.498044      to       14.134040         133,951,585
 2009                              138,239,769        1.316839      to       12.738558         140,160,075
 2008                              159,727,461        0.801102      to        1.050662         130,815,456
 2007                              190,183,812        1.307522      to        1.679096         252,931,501
HARTFORD GROWTH HLS FUND
 2011                               45,641,659        1.371106      to       13.968764          55,088,131
 2010                               61,049,509        1.509678      to       15.770873          82,222,559
 2009                               57,140,203        1.215481      to       13.579916          65,389,552
 2008                               66,488,288        0.814928      to        0.912708          57,709,221
 2007                               79,748,026        1.436132      to        1.580478         120,692,405
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                               53,540,344       $1.624412      to      $13.476717         $79,148,797
 2010                               68,445,932        1.787043      to       15.201521         111,356,277
 2009                               84,688,999        1.523862      to       13.290003         117,243,633
 2008                               97,739,202        1.014723      to        1.178700         105,544,906
 2007                              118,756,738        1.915846      to        2.174735         240,400,726
HARTFORD HIGH YIELD HLS FUND
 2011                               68,062,562        2.145549      to       17.465364         127,226,267
 2010                               87,951,297        2.054464      to       17.155398         157,790,830
 2009                               99,630,161        1.773247      to       15.230562         152,159,680
 2008                               99,834,725        0.915802      to        1.181504         102,020,493
 2007                              129,399,929        1.256502      to        1.584173         179,382,922
HARTFORD INDEX HLS FUND
 2011                               57,659,882        6.387413      to       13.806364         170,262,399
 2010                               72,541,404        6.283196      to       13.932959         204,944,630
 2009                               87,687,225        5.484554      to       12.481611         215,661,403
 2008                               99,891,679        0.595405      to        4.354249         199,746,048
 2007                              124,846,114        0.971269      to        6.934106         406,491,435
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              179,841,046        2.964282      to       12.922294         294,853,437
 2010                              223,888,156        3.450860      to       15.448155         427,082,036
 2009                              173,975,592        3.018745      to       13.883810         301,595,219
 2008                              202,860,299        0.976544      to        2.265327         266,536,076
 2007                              240,559,025        1.734709      to        3.928282         567,354,798
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                2,496,015       10.368228      to       17.463407          25,323,643
 2010                                3,284,144       10.398463      to       10.571584          34,230,347
 2009                                3,579,635        8.468816      to        8.476532          30,108,038
 2008                                  688,088        5.756309      to        5.880111           3,982,599

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.25%     to       2.50%        --      to       0.04%     (16.23)%    to      (14.10)%
 2010                           0.25%     to       2.50%      0.03%     to       0.28%      11.15%     to       13.96%
 2009                           0.25%     to       2.50%      0.85%     to       0.85%      31.96%     to       35.30%
 2008                           0.25%     to       2.30%      0.53%     to       1.35%     (53.66)%    to      (52.58)%
 2007                           0.25%     to       2.30%      0.02%     to       0.02%      21.90%     to       24.74%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.25%     to       2.50%      1.20%     to       1.22%      (1.59)%    to        0.90%
 2010                           0.25%     to       2.50%      1.38%     to       1.73%      10.96%     to       13.76%
 2009                           0.25%     to       2.50%      1.44%     to       2.33%      22.24%     to       25.33%
 2008                           0.25%     to       2.35%      1.16%     to       1.29%     (38.73)%    to      (37.43)%
 2007                           0.25%     to       2.35%      1.00%     to       1.06%       5.83%     to        8.07%
HARTFORD GROWTH HLS FUND
 2011                           0.25%     to       2.50%        --      to       0.34%     (11.43)%    to       (9.18)%
 2010                           0.25%     to       2.50%      0.03%     to       0.03%      16.13%     to       19.07%
 2009                           0.80%     to       2.50%      0.13%     to       0.46%      30.59%     to       33.17%
 2008                           0.80%     to       2.30%      0.25%     to       0.25%     (43.26)%    to      (42.25)%
 2007                           0.80%     to       2.30%      0.02%     to       0.02%      13.84%     to       15.85%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.25%     to       2.50%        --      to         --      (11.35)%    to       (9.10)%
 2010                           0.25%     to       2.50%      0.02%     to       0.02%      14.38%     to       17.27%
 2009                           0.25%     to       2.50%      0.59%     to       0.59%      26.10%     to       29.28%
 2008                           0.25%     to       2.30%      0.13%     to       0.45%     (47.04)%    to      (45.80)%
 2007                           0.25%     to       2.30%      0.17%     to       0.17%      26.39%     to       29.33%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.25%     to       2.55%      8.17%     to       8.74%       1.81%     to        4.43%
 2010                           0.25%     to       2.55%      0.68%     to       0.68%      12.95%     to       15.86%
 2009                           0.25%     to       2.55%      7.97%     to      13.55%      46.68%     to       50.08%
 2008                           0.25%     to       2.30%      9.86%     to      22.21%     (27.12)%    to      (25.42)%
 2007                           0.25%     to       2.30%      3.76%     to      41.64%       0.20%     to        2.53%
HARTFORD INDEX HLS FUND
 2011                           0.15%     to       2.50%      1.68%     to       2.51%      (0.91)%    to        1.66%
 2010                           0.15%     to       2.50%      1.77%     to       3.25%      11.63%     to       14.56%
 2009                           0.15%     to       2.50%      2.07%     to       6.39%      22.71%     to       25.96%
 2008                           0.15%     to       2.30%      2.00%     to       2.05%     (37.21)%    to       (3.87)%
 2007                           0.15%     to       2.30%      1.57%     to       8.05%       2.55%     to        5.05%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.15%     to       2.55%      0.05%     to       0.05%     (16.35)%    to      (14.10)%
 2010                           0.15%     to       2.55%      0.77%     to       1.26%      11.33%     to       14.31%
 2009                           0.15%     to       2.50%      2.08%     to       3.45%      29.84%     to       33.26%
 2008                           0.15%     to       2.30%      0.94%     to       2.04%     (43.71)%    to      (42.33)%
 2007                           0.15%     to       2.30%      1.15%     to       1.28%      24.22%     to       27.23%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.80%     to       2.50%        --      to         --       (3.80)%    to       (1.92)%
 2010                           0.80%     to       2.30%      0.49%     to       0.67%      22.67%     to       24.83%
 2009                           0.80%     to       2.30%      0.17%     to       0.95%      44.16%     to       46.69%
 2008                           1.15%     to       2.30%      1.28%     to       4.24%     (44.37)%    to      (43.86)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                           UNITS                 LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2011                                38,450,775       $4.921014      to      $14.470014        $156,574,979
 2010                                46,230,384        5.357417      to       16.130946         206,435,192
 2009                                55,017,985        1.395456      to        4.350726         200,510,150
 2008                                67,541,452        1.091557      to        3.330578         189,650,847
 2007                                90,754,344        1.728933      to        5.162447         395,417,372
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                71,833,903        1.836277      to       16.759168         115,420,468
 2010                                92,918,633        2.013173      to       18.703612         165,192,705
 2009                               103,018,022        1.618860      to       15.436721         148,871,244
 2008                               127,778,041        0.952200      to        1.125564         130,234,571
 2007                               164,444,218        1.633867      to        1.887281         284,952,576
HARTFORD MONEY MARKET HLS
 FUND
 2011                               136,776,976        4.002492      to        9.251565         208,961,675
 2010                               166,865,072        4.008393      to        9.496584         254,209,775
 2009                               232,504,508        4.014294      to        9.737008         355,233,991
 2008                               394,871,692        1.004130      to        4.017838         619,019,416
 2007                               247,824,033        1.008576      to        3.939684         395,926,487
HARTFORD SMALL COMPANY HLS
 FUND
 2011                                53,086,562        2.968555      to       14.906962         104,571,988
 2010                                67,137,130        3.079503      to       15.867552         135,329,064
 2009                                80,327,837        2.487056      to       13.151205         131,958,614
 2008                                97,312,747        1.110817      to        1.928458         124,369,787
 2007                               124,510,075        1.914778      to        3.254917         273,513,860
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                55,798,306        1.700254      to       18.375232          87,623,172
 2010                                72,632,455        1.680612      to       18.622386         111,974,612
 2009                                89,824,904        1.233781      to       14.017675         100,851,421
 2008                                96,662,887        0.789879      to        0.913559          80,822,195
 2007                               114,672,592        1.294836      to        1.463530         155,675,064
HARTFORD STOCK HLS FUND
 2011                               201,067,824       15.283010      to       17.591760         590,668,733
 2010                               255,732,724       15.883309      to       17.812973         730,992,320
 2009                               305,033,803       14.221064      to       15.539793         767,863,665
 2008                               359,344,344        0.620564      to       10.995860         656,467,428
 2007                               432,752,511        1.117216      to       19.363989       1,447,930,285
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               180,716,732       10.369954      to       11.138062         218,686,357
 2010                               227,243,250       10.168674      to       10.636278         266,608,919
 2009                               264,892,621       10.080796      to       10.263004         303,463,535
 2008                               319,519,619        1.045676      to        9.942375         359,373,217
 2007                               215,745,677        1.079606      to        1.225453         244,700,853
HARTFORD VALUE HLS FUND
 2011                                92,805,893        1.432253      to       13.349502         116,313,621
 2010                               122,778,847        1.464480      to       13.909147         158,987,832
 2009                                53,134,828        1.280333      to       12.467757          60,765,251
 2008                                63,895,836        0.873075      to        1.032021          59,678,668
 2007                                88,640,559        1.357794      to        1.568402         127,817,989

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2011                           0.25%     to       2.35%      0.19%     to       0.68%     (10.30)%    to       (8.15)%
 2010                           0.25%     to       2.35%      0.06%     to       0.25%      20.29%     to       23.14%
 2009                           0.25%     to       2.15%      0.29%     to       0.55%      27.84%     to       30.63%
 2008                           0.25%     to       2.15%      0.22%     to       0.55%     (36.87)%    to      (35.49)%
 2007                           0.25%     to       2.15%      0.23%     to       0.49%      12.56%     to       15.01%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           0.25%     to       2.55%      0.01%     to       0.01%     (11.09)%    to       (8.79)%
 2010                           0.25%     to       2.55%      0.16%     to       0.61%      21.23%     to       24.36%
 2009                           0.25%     to       2.50%      0.78%     to       0.84%      40.28%     to       43.83%
 2008                           0.25%     to       2.30%      0.64%     to       0.90%     (41.72)%    to      (40.36)%
 2007                           0.25%     to       2.30%      0.44%     to       0.53%      (0.44)%    to        1.87%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.15%     to       2.55%        --      to         --       (2.52)%    to       (0.15)%
 2010                           0.15%     to       2.50%        --      to         --        0.15%     to        2.47%
 2009                           0.15%     to       2.50%      0.07%     to       0.07%      (2.42)%    to       (0.09)%
 2008                           0.15%     to       2.30%      2.04%     to       2.09%      (0.44)%    to        1.98%
 2007                           0.15%     to       2.30%      4.56%     to       4.80%       2.30%     to        4.79%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.25%     to       2.55%        --      to         --       (6.05)%    to       (3.60)%
 2010                           0.25%     to       2.55%        --      to         --       20.72%     to       23.82%
 2009                           0.25%     to       2.50%      0.01%     to       0.01%      25.83%     to       28.97%
 2008                           0.25%     to       2.35%      0.10%     to       0.24%     (41.99)%    to      (40.75)%
 2007                           0.25%     to       2.35%      0.19%     to       0.23%      11.57%     to       13.94%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.25%     to       2.50%        --      to         --       (1.33)%    to        1.17%
 2010                           0.25%     to       2.50%        --      to         --       32.85%     to       36.22%
 2009                           0.25%     to       2.50%      0.09%     to       0.09%      31.72%     to       35.05%
 2008                           0.25%     to       2.30%      0.30%     to       0.45%     (39.00)%    to      (37.58)%
 2007                           0.25%     to       2.30%      0.14%     to       0.29%      (4.32)%    to       (2.09)%
HARTFORD STOCK HLS FUND
 2011                           0.15%     to       2.50%      1.33%     to       1.45%      (3.78)%    to       (1.24)%
 2010                           0.15%     to       2.50%      1.19%     to       2.09%      11.69%     to       14.63%
 2009                           0.15%     to       2.50%      1.62%     to       1.62%      37.70%     to       41.32%
 2008                           0.15%     to       2.35%      1.94%     to       2.04%     (44.45)%    to      (43.22)%
 2007                           0.15%     to       2.35%      1.01%     to       1.01%       3.44%     to        5.74%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.15%     to       2.55%      2.37%     to       2.65%       1.98%     to        4.72%
 2010                           0.15%     to       2.55%      4.35%     to       4.35%       0.93%     to        3.64%
 2009                           0.15%     to       2.50%      0.03%     to       0.05%       0.58%     to        3.23%
 2008                           0.15%     to       2.30%      7.14%     to       8.26%      (3.14)%    to       (0.85)%
 2007                           0.25%     to       2.30%      6.16%     to       6.16%       1.75%     to        4.12%
HARTFORD VALUE HLS FUND
 2011                           0.25%     to       2.55%      1.75%     to       1.76%      (4.43)%    to       (2.20)%
 2010                           0.25%     to       2.50%      1.29%     to       1.92%      11.56%     to       14.38%
 2009                           0.25%     to       2.50%      1.98%     to       3.14%      21.00%     to       24.06%
 2008                           0.25%     to       2.30%      1.64%     to       6.01%     (35.70)%    to      (34.20)%
 2007                           0.25%     to       2.30%      1.25%     to       5.79%       6.23%     to        8.71%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                               6,156,391       $1.195401      to      $14.208793          $7,482,892
 2010                               8,269,323        1.129447      to       11.348153           9,454,463
 2009                              10,906,215        1.022001      to       10.376957          11,274,340
 2008                              13,402,542        0.850074      to        0.878562          11,511,550
 2007                              17,365,177        1.383280      to       14.343583          24,450,240
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                               6,003,866        1.577853      to       15.983621           9,985,394
 2010                               7,711,606        1.490689      to       13.878935          12,000,047
 2009                              10,393,762        1.309854      to       12.323949          14,368,548
 2008                              12,907,568        1.059100      to       10.069741          14,571,171
 2007                              16,621,094        1.489659      to       14.313076          26,604,312
HUNTINGTON VA GROWTH FUND
 2011                               5,105,532        0.756296      to       11.699909           4,085,065
 2010                               7,013,159        0.789108      to       10.373694           5,892,529
 2009                               9,038,390        0.726565      to        9.652298           7,159,346
 2008                              10,415,116        0.633809      to        8.508838           7,141,932
 2007                              12,876,977        1.032542      to       14.008340          14,395,954
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                               2,868,911        1.681355      to       15.598042           5,240,356
 2010                               3,951,218        1.749259      to       17.051615           7,357,477
 2009                               5,278,042        1.440935      to       14.194290           8,139,317
 2008                               6,702,612        1.085886      to       10.809544           7,908,437
 2007                               8,371,245        1.795830      to       18.065743          16,448,756
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                               1,322,533        1.183241      to       12.428845           1,700,940
 2010                               1,783,588        1.371476      to       13.582587           2,696,822
 2009                               2,378,561        1.196339      to       11.973126           3,035,350
 2008                               2,644,154        0.898746      to        9.089691           2,537,293
 2007                               3,175,980        1.920209      to       19.625896           6,543,798
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                               1,089,976        1.386464      to       14.926136           1,597,605
 2010                               1,489,191        1.312717      to       14.281300           2,030,793
 2009                               2,048,181        1.237100      to       13.600659           2,788,061
 2008                               2,479,653        0.938245      to       10.423867           2,543,254
 2007                               3,156,079        1.638240      to       18.393238           5,649,254
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                               1,026,989        1.312791      to       12.792578           1,339,282
 2010                               1,441,908        1.402347      to        1.501412           2,116,461
 2009                               1,615,885        1.316594      to        1.391064           2,206,981
 2008                               1,689,230        1.010149      to        1.054282           1,756,273
 2007                               1,662,061        1.735479      to        1.794137           2,951,872
HUNTINGTON VA MACRO 100 FUND
 2011                                 670,437        0.966785      to       13.055545             632,241
 2010                                 958,659        0.925708      to        0.991134             925,824
 2009                               1,498,544        0.831507      to        0.878576           1,283,612
 2008                               1,724,327        0.698715      to        0.729270           1,232,017
 2007                               2,500,771        1.079664      to        1.116207           2,751,074

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                           1.15%     to       2.40%      2.59%     to       2.82%       4.52%     to        5.84%
 2010                           1.15%     to       2.20%      2.56%     to       2.74%       9.36%     to       10.51%
 2009                           1.15%     to       2.20%        --      to         --       18.97%     to       20.23%
 2008                           1.15%     to       2.10%      5.73%     to       6.05%     (39.13)%    to      (38.55)%
 2007                           1.15%     to       2.20%      1.79%     to       1.80%      (1.26)%    to       (0.21)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                           1.15%     to       2.40%      3.61%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.20%      4.28%     to       4.36%      12.62%     to       13.81%
 2009                           1.15%     to       2.20%        --      to         --       22.39%     to       23.68%
 2008                           1.15%     to       2.20%     10.40%     to      10.48%     (29.65)%    to      (28.90)%
 2007                           1.15%     to       2.20%      3.38%     to       3.39%      (8.17)%    to       (7.21)%
HUNTINGTON VA GROWTH FUND
 2011                           1.15%     to       2.40%      0.16%     to       0.18%      (5.35)%    to       (4.16)%
 2010                           1.15%     to       2.20%      0.10%     to       0.15%       7.47%     to        8.61%
 2009                           1.15%     to       2.20%        --      to         --       13.44%     to       14.64%
 2008                           1.15%     to       2.20%      1.09%     to       1.11%     (39.26)%    to      (38.62)%
 2007                           1.15%     to       2.20%      0.42%     to       0.43%      12.21%     to       13.39%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                           1.15%     to       2.40%      0.39%     to       0.46%      (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.20%      0.66%     to       0.91%      20.13%     to       21.40%
 2009                           1.15%     to       2.20%        --      to         --       31.31%     to       32.70%
 2008                           1.15%     to       2.20%      1.13%     to       1.16%     (40.17)%    to      (39.53)%
 2007                           1.15%     to       2.20%      0.57%     to       0.57%       6.39%     to        7.51%
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                           1.15%     to       2.35%        --      to         --      (14.75)%    to      (13.72)%
 2010                           1.15%     to       2.20%      0.09%     to       0.15%      13.44%     to       14.64%
 2009                           1.15%     to       2.20%        --      to         --       31.72%     to       33.11%
 2008                           1.15%     to       2.20%      0.76%     to       0.79%     (53.69)%    to      (53.20)%
 2007                           1.15%     to       2.20%      0.16%     to       0.17%      10.05%     to       11.22%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                           1.15%     to       2.20%      0.30%     to       0.33%       4.52%     to        5.62%
 2010                           1.15%     to       2.20%      1.14%     to       1.30%       5.00%     to        6.11%
 2009                           1.15%     to       2.20%        --      to         --       30.48%     to       31.85%
 2008                           1.15%     to       2.20%      2.33%     to       2.59%     (43.33)%    to      (42.73)%
 2007                           1.15%     to       2.20%      0.83%     to       0.83%       6.74%     to        7.86%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                           1.15%     to       2.40%      1.04%     to       1.21%     (13.65)%    to      (12.56)%
 2010                           1.15%     to       2.20%      1.24%     to       1.24%       6.81%     to        7.93%
 2009                           1.15%     to       2.15%      0.05%     to       0.07%      30.63%     to       31.94%
 2008                           1.15%     to       2.10%      2.65%     to       2.74%     (41.79)%    to      (41.24)%
 2007                           1.15%     to       2.10%      0.02%     to       0.02%      11.41%     to       12.48%
HUNTINGTON VA MACRO 100 FUND
 2011                           1.15%     to       2.40%      0.46%     to       0.56%      (3.67)%    to       (2.46)%
 2010                           1.15%     to       2.20%      0.84%     to       0.84%      11.63%     to       12.81%
 2009                           1.15%     to       2.15%        --      to         --       19.27%     to       20.47%
 2008                           1.15%     to       2.10%      1.29%     to       1.88%     (35.28)%    to      (34.67)%
 2007                           1.15%     to       2.10%      0.02%     to       0.43%      (4.81)%    to       (3.90)%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                                 437,122       $1.276423      to      $11.047599            $540,554
 2010                                 825,431        1.145312      to        1.226229             984,409
 2009                                 884,376        1.122372      to        1.182617           1,017,797
 2008                               1,076,346        1.086835      to        1.134343           1,197,710
 2007                               1,008,815        1.086553      to        1.123329           1,117,145
HUNTINGTON VA SITUS FUND
 2011                               1,343,334        1.430484      to       16.851724           1,880,626
 2010                               1,775,956        1.363957      to        1.460334           2,520,794
 2009                               2,143,108        1.075758      to        1.139746           2,381,261
 2008                               2,220,869        0.827111      to        0.867163           1,884,436
 2007                               2,341,479        1.438651      to        1.492538           3,438,049
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                  68,985        1.074414      to        1.297491              87,815
 2010                                  76,265        1.241823      to        1.507935             111,992
 2009                                  84,693        1.130493      to        1.380316             112,764
 2008                                  57,100        0.843869      to        1.036040              53,432
 2007                                  99,350        1.580315      to        1.950928             169,630
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                 171,693        0.918020      to        1.063394             170,015
 2010                                 125,964        0.907311      to        1.056789             125,692
 2009                                 151,854        0.791532      to        0.927014             130,386
 2008                                 130,836        0.635208      to        0.748027              87,967
 2007                                 113,176        1.084639      to        1.284329             124,036
UIF U.S. REAL ESTATE
 PORTFOLIO
 2011                                  44,824       10.706707      to       10.706707             479,918
 2010                                  58,848       10.260478      to       10.260478             603,812
 2009                                  42,694        8.021187      to        8.021187             342,460
 2008                                  43,406        6.320884      to        6.320884             274,365
 2007                                  49,349       10.332046      to       10.332046             509,875
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2011                                  35,180       11.150757      to       11.150757             392,282
 2010                                  35,370       11.439720      to       11.439720             404,618
 2009                                  41,685       10.339649      to       10.339649             431,004
 2008                                  44,720        8.547496      to        8.547496             382,243
 2007                                  46,852       11.193797      to       11.193797             524,454
UIF MID CAP GROWTH PORTFOLIO
 2011                                  74,710       11.766695      to       11.766695             879,094
 2010                                  70,208       12.835637      to       12.835637             901,163
 2009                                  52,800        9.826160      to        9.826160             518,824
 2008                                  38,379        6.322562      to        6.322562             242,654
 2007                                  37,983       12.037715      to       12.037715             457,234
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                               1,898,924        1.013826      to        1.078502           2,014,109
 2010                               2,408,653        1.094031      to        1.154570           2,733,624
 2009                               2,841,128        1.008982      to        1.056330           2,944,965
 2008                               3,480,126        0.819082      to        0.850690           2,912,992
 2007                               3,610,420        1.177618      to        1.213306           4,324,657

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                           1.15%     to       2.40%      1.40%     to       2.00%       2.80%     to        4.09%
 2010                           1.15%     to       2.20%      2.85%     to       2.85%       2.60%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%
 2008                           1.15%     to       2.10%      8.00%     to       8.16%       0.03%     to        0.98%
 2007                           1.15%     to       2.10%      2.39%     to       2.39%       1.77%     to        2.74%
HUNTINGTON VA SITUS FUND
 2011                           1.15%     to       2.40%      0.02%     to       0.02%      (3.26)%    to       (2.04)%
 2010                           1.15%     to       2.20%      0.42%     to       0.58%      26.79%     to       28.13%
 2009                           1.15%     to       2.20%        --      to         --       30.06%     to       31.43%
 2008                           1.15%     to       2.20%      0.23%     to       0.23%     (42.51)%    to      (41.90)%
 2007                           1.15%     to       2.20%      0.30%     to       0.32%       8.95%     to       10.10%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           1.25%     to       1.80%      0.59%     to       1.12%     (13.96)%    to      (13.48)%
 2010                           1.25%     to       1.80%      3.09%     to       3.15%       9.25%     to        9.85%
 2009                           1.25%     to       1.80%      0.15%     to       0.16%      30.34%     to       31.06%
 2008                           1.25%     to       1.80%      0.21%     to       0.35%     (46.90)%    to      (46.60)%
 2007                           1.25%     to       1.80%      0.91%     to       1.15%      34.44%     to       35.19%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.25%     to       1.80%      0.11%     to       1.01%       0.63%     to        1.18%
 2010                           1.25%     to       1.80%      1.10%     to       1.14%      13.43%     to       14.05%
 2009                           1.25%     to       1.80%      0.01%     to       0.01%      23.93%     to       24.61%
 2008                           1.25%     to       1.80%      0.46%     to       0.53%     (41.76)%    to      (41.44)%
 2007                           1.25%     to       1.80%      0.28%     to       0.56%       6.45%     to        7.04%
UIF U.S. REAL ESTATE
 PORTFOLIO
 2011                           1.25%     to       1.25%      0.56%     to       0.56%       4.35%     to        4.35%
 2010                           1.25%     to       1.25%      1.97%     to       1.97%      27.92%     to       27.92%
 2009                           1.25%     to       1.25%      2.76%     to       2.76%      26.90%     to       26.90%
 2008                           1.25%     to       1.25%      2.80%     to       2.80%     (38.82)%    to      (38.82)%
 2007                           1.25%     to       1.25%      0.87%     to       0.87%     (18.30)%    to      (18.30)%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2011                           1.25%     to       1.25%      1.77%     to       1.77%      (2.53)%    to       (2.53)%
 2010                           1.25%     to       1.25%      2.05%     to       2.05%      10.64%     to       10.64%
 2009                           1.25%     to       1.25%      2.91%     to       2.91%      20.97%     to       20.97%
 2008                           1.25%     to       1.25%      2.27%     to       2.27%     (23.64)%    to      (23.64)%
 2007                           1.25%     to       1.25%      1.80%     to       1.80%       2.08%     to        2.08%
UIF MID CAP GROWTH PORTFOLIO
 2011                           1.25%     to       1.25%      0.25%     to       0.25%      (8.33)%    to       (8.33)%
 2010                           1.25%     to       1.25%        --      to         --       30.63%     to       30.63%
 2009                           1.25%     to       1.25%        --      to         --       55.41%     to       55.41%
 2008                           1.25%     to       1.25%      0.67%     to       0.67%     (47.48)%    to      (47.48)%
 2007                           1.25%     to       1.25%        --      to         --       21.09%     to       21.09%
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                           1.15%     to       1.95%      1.65%     to       1.72%      (7.33)%    to       (6.59)%
 2010                           1.15%     to       1.95%      0.70%     to       0.73%       8.42%     to        9.29%
 2009                           1.15%     to       1.95%        --      to         --       23.18%     to       24.17%
 2008                           1.15%     to       1.95%      0.40%     to       1.38%     (30.45)%    to      (29.89)%
 2007                           1.15%     to       1.95%      2.03%     to       2.05%       4.83%     to        5.67%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                               6,909,284       $1.681051      to      $13.345665         $11,024,175
 2010                               8,797,050        2.030891      to       16.309610          16,937,420
 2009                              11,408,129        1.388748      to        1.808164          19,602,279
 2008                              14,596,443        1.029623      to        1.327250          18,584,408
 2007                              18,412,869        2.044336      to        2.608992          46,531,599
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                               4,788,930        1.986531      to       16.516777           9,192,506
 2010                               6,308,461        1.887510      to       15.875021          11,533,276
 2009                               8,284,251        1.578108      to        1.707138          13,722,229
 2008                              10,198,863        1.119636      to        1.199137          11,926,923
 2007                              13,339,259        1.522332      to        1.614186          21,110,002
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                              13,758,585        1.079942      to        1.706579          22,793,039
 2010                              17,752,301        1.134097      to        1.774331          30,576,574
 2009                              21,882,297        0.977000      to        1.513350          32,219,477
 2008                              28,451,544        0.776557      to        1.190899          33,163,272
 2007                              36,464,589        1.353123      to        2.054405          73,656,669
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                               2,737,227        1.090673      to        1.196179           3,216,565
 2010                               3,347,965        1.123909      to        1.221589           4,007,006
 2009                               3,978,317        1.012378      to        1.090513           4,262,728
 2008                               5,046,318        0.834169      to        0.890486           4,427,951
 2007                               7,146,482        1.189120      to        1.258007           8,905,244
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                              10,834,808        1.707725      to       14.116639          17,667,644
 2010                              13,647,825        1.776096      to       14.851559          22,974,186
 2009                              16,807,611        0.947371      to        1.479611          23,673,766
 2008                              20,986,247        0.764961      to        1.182832          23,839,392
 2007                              26,103,985        1.292074      to        1.977966          49,928,033
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                               3,896,200        1.010204      to        1.331140           3,916,959
 2010                               4,756,868        1.161491      to        1.545873           5,520,303
 2009                               6,014,283        1.001683      to        1.346555           6,048,076
 2008                               7,732,836        0.798229      to        1.083829           6,178,184
 2007                              10,401,010        1.432253      to        1.964289          14,942,307
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                               9,389,214        1.041027      to       17.000590           9,393,005
 2010                              12,825,733        1.110415      to       18.334359          13,701,451
 2009                              16,312,794        0.794653      to        0.864396          13,614,814
 2008                              18,656,646        0.565015      to        0.608492          11,030,169
 2007                              21,831,015        1.037212      to        1.105893          23,587,639
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                               1,137,097        8.582358      to        8.648685           9,810,825
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                                  64,682        9.494036      to        9.494036             614,093
 2010                                  79,672       10.509576      to       10.509576             837,319
 2009                                  74,507        9.197528      to        9.197528             685,285
 2008                                  72,908        6.683021      to        6.683021             487,248
 2007                                  73,637       11.341169      to       11.341169             835,135

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                           1.25%     to       2.40%      0.79%     to       0.79%     (18.17)%    to      (17.23)%
 2010                           1.25%     to       2.40%      0.66%     to       0.69%      11.03%     to       12.32%
 2009                           1.25%     to       2.25%      1.75%     to       1.95%      34.88%     to       36.23%
 2008                           1.25%     to       2.25%      1.23%     to       1.28%     (49.64)%    to      (49.13)%
 2007                           1.25%     to       2.25%      0.11%     to       0.11%      17.02%     to       18.19%
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                           1.25%     to       2.40%      7.16%     to       7.22%       4.04%     to        5.25%
 2010                           1.25%     to       2.40%      7.58%     to       8.14%       9.30%     to       10.57%
 2009                           1.25%     to       2.25%     10.01%     to      10.38%      40.95%     to       42.36%
 2008                           1.25%     to       2.25%     10.21%     to      10.48%     (26.45)%    to      (25.71)%
 2007                           1.25%     to       2.25%      4.90%     to       4.90%      (0.42)%    to        0.58%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                           1.25%     to       2.25%      0.42%     to       0.43%      (4.78)%    to       (3.82)%
 2010                           1.25%     to       2.25%      0.44%     to       0.44%      16.08%     to       17.25%
 2009                           1.25%     to       2.25%      0.63%     to       0.69%      25.81%     to       27.08%
 2008                           1.25%     to       2.25%      0.10%     to       0.10%     (42.61)%    to      (42.03)%
 2007                           1.25%     to       2.25%      0.11%     to       0.11%      11.05%     to       12.16%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                           1.25%     to       2.15%      2.58%     to       2.63%      (2.96)%    to       (2.08)%
 2010                           1.25%     to       2.15%      2.63%     to       3.07%      11.02%     to       12.02%
 2009                           1.25%     to       2.18%      1.64%     to       4.00%      21.36%     to       22.46%
 2008                           1.25%     to       2.15%      3.31%     to       3.53%     (29.85)%    to      (29.22)%
 2007                           1.25%     to       2.14%      2.78%     to       2.79%       6.85%     to        7.82%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                           1.25%     to       2.40%      0.30%     to       0.30%      (4.95)%    to       (3.85)%
 2010                           1.25%     to       2.40%      0.05%     to       0.12%      18.67%     to       20.04%
 2009                           1.25%     to       2.25%      0.74%     to       0.78%      23.85%     to       25.09%
 2008                           1.25%     to       2.25%      0.32%     to       0.32%     (40.80)%    to      (40.20)%
 2007                           1.25%     to       2.25%      0.08%     to       0.08%      14.87%     to       16.02%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                           1.25%     to       2.25%        --      to         --      (13.89)%    to      (13.03)%
 2010                           1.25%     to       2.25%        --      to         --       14.80%     to       15.95%
 2009                           1.25%     to       2.25%      0.12%     to       0.13%      24.24%     to       25.49%
 2008                           1.25%     to       2.25%        --      to         --      (44.82)%    to      (44.27)%
 2007                           1.25%     to       2.25%      0.50%     to       0.50%      16.63%     to       17.81%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                           1.25%     to       2.35%        --      to         --       (7.27)%    to       (6.25)%
 2010                           1.25%     to       2.35%        --      to         --       27.06%     to       28.46%
 2009                           1.25%     to       2.25%        --      to         --       40.64%     to       42.06%
 2008                           1.25%     to       2.25%        --      to         --      (45.53)%    to      (44.98)%
 2007                           1.25%     to       2.25%      0.11%     to       0.11%      17.21%     to       18.39%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                           1.25%     to       2.40%        --      to         --      (14.18)%    to      (13.51)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           1.25%     to       1.25%      1.08%     to       1.08%      (9.66)%    to       (9.66)%
 2010                           1.25%     to       1.25%      1.20%     to       1.20%      14.27%     to       14.27%
 2009                           1.25%     to       1.25%      1.81%     to       1.81%      37.63%     to       37.63%
 2008                           1.25%     to       1.25%      1.26%     to       1.26%     (41.07)%    to      (41.07)%
 2007                           1.25%     to       1.25%      0.90%     to       0.90%       4.76%     to        4.76%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                                  38,543       $8.298939      to       $8.298939            $319,866
 2010                                  42,163        8.820300      to        8.820300             371,887
 2009                                  29,229        7.089139      to        7.089139             207,211
 2008                                  28,190        5.457445      to        5.457445             153,846
 2007                                  35,097        9.113363      to        9.113363             319,847
PIMCO VIT REAL RETURN
 PORTFOLIO
 2011                                 128,535       14.173838      to       14.173838           1,821,844
 2010                                 143,115       12.851145      to       12.851145           1,839,193
 2009                                 138,791       12.035212      to       12.035212           1,670,385
 2008                                  96,653       10.294340      to       10.294340             994,980
 2007                                  62,687       11.215001      to       11.215001             703,039
PIONEER FUND VCT PORTFOLIO
 2011                              17,394,786        0.978817      to        1.051851          17,866,501
 2010                              21,485,887        1.049341      to        1.114727          23,467,594
 2009                              29,785,441        0.974389      to       12.378607          28,578,866
 2008                              40,296,558        0.760108      to        0.789105          31,405,417
 2007                              62,238,818        1.185067      to        1.216169          75,042,471
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2011                                  20,243        9.744016      to        9.744016             197,248
 2010                                  27,998       10.478749      to       10.478749             293,387
 2009                                  33,904        9.000113      to        9.000113             305,140
 2008                                  20,485        7.275384      to        7.275384             149,037
 2007                                  23,439       11.121410      to       11.121410             260,680
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                 215,097        1.386114      to        1.441875             305,073
 2010                                 284,997        1.477902      to        1.528914             429,862
 2009                                 332,465        1.401550      to        1.441969             472,771
 2008                                 428,987        0.906580      to        0.927612             393,329
 2007                                 499,139        1.523171      to        1.549956             767,381
JENNISON PORTFOLIO
 2011                               1,445,167        0.692103      to        0.930130           1,006,112
 2010                               1,653,119        0.701417      to        0.947846           1,166,602
 2009                               1,724,656        0.637286      to        0.865928           1,110,762
 2008                               1,540,442        0.452576      to        0.618329             708,338
 2007                               1,829,421        0.733898      to        1.008222           1,434,327
PRUDENTIAL VALUE PORTFOLIO
 2011                                 535,472        1.101274      to        1.181513             610,304
 2010                                 582,375        1.193215      to        1.271226             716,649
 2009                                 547,794        1.073058      to        1.135240             605,291
 2008                                 638,783        0.773874      to        0.813013             507,821
 2007                                 699,324        1.373749      to        1.433148             984,864
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 119,313        0.821071      to        0.880903             102,187
 2010                                 138,574        0.988689      to        1.053318             141,625
 2009                                 144,780        0.885824      to        0.937144             131,136
 2008                                 266,040        0.662031      to        0.695495             180,023
 2007                                 287,272        1.371148      to        1.422348             399,732

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                           1.25%     to       1.25%      0.51%     to       0.51%      (5.91)%    to       (5.91)%
 2010                           1.25%     to       1.25%      0.28%     to       0.28%      24.42%     to       24.42%
 2009                           1.25%     to       1.25%      1.33%     to       1.33%      29.90%     to       29.90%
 2008                           1.25%     to       1.25%      1.57%     to       1.57%     (40.12)%    to      (40.12)%
 2007                           1.25%     to       1.25%      0.51%     to       0.51%     (13.80)%    to      (13.80)%
PIMCO VIT REAL RETURN
 PORTFOLIO
 2011                           1.25%     to       1.25%      2.11%     to       2.11%      10.29%     to       10.29%
 2010                           1.25%     to       1.25%      1.42%     to       1.42%       6.78%     to        6.78%
 2009                           1.25%     to       1.25%      3.12%     to       3.12%      16.91%     to       16.91%
 2008                           1.25%     to       1.25%      3.52%     to       3.52%      (8.21)%    to       (8.21)%
 2007                           1.25%     to       1.25%      4.58%     to       4.58%       9.29%     to        9.29%
PIONEER FUND VCT PORTFOLIO
 2011                           1.15%     to       2.30%      1.11%     to       1.24%      (6.72)%    to       (5.64)%
 2010                           1.15%     to       2.30%      1.11%     to       1.11%      13.10%     to       14.40%
 2009                           1.15%     to       2.40%      1.54%     to       2.01%      21.95%     to       23.48%
 2008                           1.15%     to       2.30%      1.48%     to       1.54%     (35.86)%    to      (35.12)%
 2007                           1.15%     to       2.30%      1.00%     to       1.06%       2.40%     to        3.59%
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2011                           1.25%     to       1.25%      0.62%     to       0.62%      (7.01)%    to       (7.01)%
 2010                           1.25%     to       1.25%      0.89%     to       0.89%      16.43%     to       16.43%
 2009                           1.25%     to       1.25%      1.37%     to       1.37%      23.71%     to       23.71%
 2008                           1.25%     to       1.25%      0.83%     to       0.83%     (34.58)%    to      (34.58)%
 2007                           1.25%     to       1.25%      0.66%     to       0.66%       4.04%     to        4.04%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.25%     to       1.80%        --      to         --       (6.21)%    to       (5.69)%
 2010                           1.25%     to       1.80%        --      to         --        5.45%     to        6.03%
 2009                           1.25%     to       1.80%        --      to         --       54.60%     to       55.45%
 2008                           1.25%     to       1.80%        --      to         --      (40.48)%    to      (40.15)%
 2007                           1.25%     to       1.80%      0.12%     to       0.12%       8.16%     to        8.75%
JENNISON PORTFOLIO
 2011                           1.25%     to       1.80%        --      to         --       (1.87)%    to       (1.33)%
 2010                           1.25%     to       1.80%      0.02%     to       0.02%       9.46%     to       10.06%
 2009                           1.25%     to       1.80%      0.28%     to       0.28%      40.04%     to       40.81%
 2008                           1.25%     to       1.80%      0.06%     to       0.07%     (38.67)%    to      (38.33)%
 2007                           1.25%     to       1.80%        --      to         --        9.57%     to       10.17%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.25%     to       1.95%      0.52%     to       0.52%      (7.71)%    to       (7.06)%
 2010                           1.25%     to       1.95%      0.33%     to       0.33%      11.20%     to       11.98%
 2009                           1.25%     to       1.95%      1.65%     to       1.68%      38.66%     to       39.63%
 2008                           1.25%     to       1.95%      1.39%     to       1.55%     (43.67)%    to      (43.27)%
 2007                           1.25%     to       1.95%      1.00%     to       3.48%       0.84%     to        1.55%
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           1.25%     to       1.95%      0.44%     to       0.45%     (16.95)%    to      (16.37)%
 2010                           1.25%     to       1.95%      1.11%     to       1.18%      11.61%     to       12.40%
 2009                           1.25%     to       1.95%      1.29%     to       1.91%      33.80%     to       34.75%
 2008                           1.25%     to       1.95%      1.17%     to       1.44%     (51.44)%    to      (51.10)%
 2007                           1.25%     to       1.80%      0.36%     to       0.43%      17.00%     to       17.65%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2011                                 112,783      $10.920746      to      $10.920746          $1,231,677
 2010                                 128,099       11.433593      to       11.433593           1,464,636
 2009                                 114,114        9.605984      to        9.605984           1,096,175
 2008                                 109,655        7.194285      to        7.194285             788,886
 2007                                  94,510       10.003939      to       10.003939             945,471
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2011                                   9,567       15.718498      to       15.718498             150,373
 2010                                   9,568       15.544199      to       15.544199             148,729
 2009                                   9,570       13.958545      to       13.958545             133,582
 2008                                   9,572       11.610712      to       11.610712             111,140
 2007                                   9,574       16.529297      to       16.529297             158,248
WESTERN ASSET MONEY MARKET
 FUND
 2011                                  52,183        3.508448      to        3.630409             188,982
 2010                                  52,218        3.542836      to        3.666006             190,961
 2009                                  52,252        3.572710      to        3.696925             192,697
 2008                                  61,044        3.595495      to        3.720517             226,638
 2007                                  63,538        3.535811      to        3.658758             231,998
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2011                                  58,078        9.853555      to       10.382932             584,927
 2010                                  78,480       10.007586      to       10.642307             863,545
 2009                                 101,988        9.011900      to        9.645963           1,016,929
 2008                                 127,673        7.744054      to        8.104915           1,014,125
 2007                                 165,995       12.788407      to       13.208522           2,171,187
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                  13,881        9.623546      to        9.623546             133,585
 2010                                  16,165        9.954431      to        9.954431             160,916
 2009                                  18,860        8.712216      to        8.712216             164,308
 2008                                  13,859        6.870122      to        6.870122              95,213
 2007                                  17,526       10.835972      to       10.835972             189,917
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 192,654        1.243111      to        1.272404             244,183
 2010                                 192,776        1.189793      to        1.214792             233,368
 2009                                 263,929        1.070377      to        1.090126             286,975
 2008                                 267,498        0.944882      to        0.959907             256,157
 2007                                 265,968        1.358557      to        1.376694             365,441
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                  35,697        1.485466      to        1.520377              53,069
 2010                                  63,028        1.397635      to        1.426914              88,582
 2009                                  66,102        1.330576      to        1.355062              88,378
 2008                                  68,015        1.210599      to        1.272794              83,902
 2007                                  96,475        1.205134      to        1.257584             118,440
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                  37,484        1.058539      to        1.083489              39,719
 2010                                  92,939        1.102598      to        1.125767             102,950
 2009                                  91,464        0.987249      to        1.005475              90,690
 2008                                  91,423        0.874698      to        0.905234              81,802
 2007                                  95,417        1.399752      to        1.441381             135,944

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2011                           1.25%     to       1.25%      0.32%     to       0.32%      (4.49)%    to       (4.49)%
 2010                           1.25%     to       1.25%      0.13%     to       0.13%      19.03%     to       19.03%
 2009                           1.25%     to       1.25%        --      to         --       33.52%     to       33.52%
 2008                           1.25%     to       1.25%      0.66%     to       0.66%     (28.09)%    to      (28.09)%
 2007                           1.25%     to       1.25%      0.06%     to       0.06%      (3.35)%    to       (3.35)%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2011                           1.00%     to       1.00%      1.30%     to       1.30%       1.12%     to        1.12%
 2010                           1.00%     to       1.00%      1.51%     to       1.51%      11.36%     to       11.36%
 2009                           1.00%     to       1.00%      1.75%     to       1.75%      20.22%     to       20.22%
 2008                           1.00%     to       1.00%      1.00%     to       1.00%     (29.76)%    to      (29.76)%
 2007                           1.00%     to       1.00%      0.81%     to       0.81%       7.07%     to        7.07%
WESTERN ASSET MONEY MARKET
 FUND
 2011                           1.00%     to       1.00%      0.02%     to       0.02%      (0.97)%    to       (0.97)%
 2010                           1.00%     to       1.00%      0.16%     to       0.16%       0.84%     to        0.84%
 2009                           1.00%     to       1.00%      0.37%     to       0.38%      (0.63)%    to       (0.63)%
 2008                           1.00%     to       1.00%      2.67%     to       2.68%       1.69%     to        1.69%
 2007                           1.00%     to       1.00%      4.77%     to       4.77%       3.86%     to        3.86%
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2011                           1.25%     to       1.75%      0.64%     to       0.69%      (8.44)%    to       (7.98)%
 2010                           1.25%     to       1.90%      0.83%     to       0.84%      10.23%     to       10.95%
 2009                           1.25%     to       1.90%      0.67%     to       0.72%      24.56%     to       25.37%
 2008                           1.25%     to       1.90%      0.74%     to       1.26%     (39.04)%    to      (38.64)%
 2007                           1.25%     to       1.75%      0.36%     to       0.63%       8.05%     to        8.59%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.25%     to       1.25%      1.34%     to       1.34%      (3.32)%    to       (3.32)%
 2010                           1.25%     to       1.25%      0.14%     to       0.14%      14.26%     to       14.26%
 2009                           1.25%     to       1.25%      4.17%     to       4.17%      26.81%     to       26.81%
 2008                           1.25%     to       1.25%      2.45%     to       2.45%     (36.60)%    to      (36.60)%
 2007                           1.25%     to       1.25%      1.27%     to       1.27%      (3.54)%    to       (3.54)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.65%     to       1.90%      3.14%     to       3.15%       4.48%     to        4.74%
 2010                           1.65%     to       1.90%      1.71%     to       1.75%      11.16%     to       11.44%
 2009                           1.65%     to       1.90%      2.02%     to       2.06%      13.28%     to       13.57%
 2008                           1.65%     to       1.90%      2.46%     to       2.47%     (30.45)%    to      (30.27)%
 2007                           1.65%     to       1.90%      2.25%     to       2.27%       5.57%     to        5.84%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.65%     to       1.90%      2.73%     to       2.87%       6.28%     to        6.55%
 2010                           1.65%     to       1.90%      3.38%     to       3.38%       5.04%     to        5.30%
 2009                           1.65%     to       1.90%      4.41%     to       4.53%       9.91%     to       10.19%
 2008                           1.15%     to       1.90%      4.78%     to       4.78%       0.45%     to        1.21%
 2007                           1.15%     to       1.90%      4.57%     to       4.57%       4.19%     to        4.98%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.65%     to       1.90%      0.35%     to       0.73%      (4.00)%    to       (3.76)%
 2010                           1.65%     to       1.90%      0.86%     to       0.87%      11.68%     to       11.96%
 2009                           1.65%     to       1.90%      2.08%     to       2.34%      14.66%     to       14.95%
 2008                           1.15%     to       1.65%      1.96%     to       1.96%     (37.51)%    to      (37.20)%
 2007                           1.15%     to       1.65%      1.52%     to       1.53%       1.12%     to        1.62%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                               7,946,179      $10.508483      to      $11.833521          $8,816,486
 2010                              19,516,356        0.987492      to        1.753967          25,252,556
 2009                                 307,168        0.959837      to        1.016688             300,054
 2008                                 284,362        0.868344      to        0.912908             250,704
 2007                                 257,192        1.563907      to        1.631868             407,332
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                 312,406       11.867818      to       12.103026           3,640,595
 2010                                 828,696        1.750561      to       12.720756          10,218,590
 2009                                  56,784        1.318649      to        1.396830              76,252
 2008                                  64,378        0.880410      to        0.925656              57,580
 2007                                  63,522        1.531853      to        1.598511              98,590
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                 693,097       11.015731      to       11.225910           7,725,988
 2010                               1,917,504       12.157026      to       12.217855          23,376,378
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                 466,652       10.442168      to       10.490576           4,891,044

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.45%      0.62%     to       0.62%     (14.90)%    to      (13.79)%
 2010                           0.47%     to       0.86%        --      to         --       13.48%     to       14.00%
 2009                           1.15%     to       1.90%      2.97%     to       3.14%      10.54%     to       11.37%
 2008                           1.15%     to       1.90%      1.98%     to       1.99%     (44.48)%    to      (44.06)%
 2007                           1.15%     to       1.90%      0.01%     to       0.01%      10.55%     to       11.38%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.15%     to       2.50%        --      to         --       (6.71)%    to       (5.44)%
 2010                           1.15%     to       2.50%        --      to         --       25.32%     to       27.21%
 2009                           1.15%     to       1.90%        --      to         --       49.78%     to       50.90%
 2008                           1.15%     to       1.90%        --      to         --      (42.53)%    to      (42.09)%
 2007                           1.15%     to       1.90%        --      to         --       11.67%     to       12.51%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.15%     to       2.45%      0.88%     to       0.89%      (9.31)%    to       (8.12)%
 2010                           1.15%     to       2.25%        --      to         --       21.57%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.15%     to       2.50%        --      to         --        4.42%     to        4.91%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

     A summary of expense charges is provided in Note 3.

RIDERS:

     The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

          Optional Death Benefit Charge maximum of .15%

          Earnings Protection Benefit Charge maximum of .20%

          Principal First Charge maximum of .75%

          Principal First Preferred Charge maximum of .20%

          MAV/EPB Death Benefit Charge maximum of .30%

          MAV 70 Death Benefit Charge maximum of .20%

     These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012, except for Note 21, as to which the date is April 23, 2012

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2011           2010           2009
                                                       (IN MILLIONS)
--------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,802         $3,806          $3,723
 Earned premiums                               234            260             377
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,580          2,621           2,505
  Equity securities, trading                   (14)           238             343
                                          --------       --------       ---------
 Total net investment income                 2,566          2,859           2,848
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                         71            376             530
                                          --------       --------       ---------
  Net OTTI losses recognized in earnings      (125)          (336)         (1,192)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                 126           (608)            316
                                          --------       --------       ---------
   Total net realized capital gains
    (losses)                                     1           (944)           (876)
                                          --------       --------       ---------
                          TOTAL REVENUES     6,603          5,981           6,072
                                          --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,107          2,948           3,716
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds and
  pension products                             (14)           238             343
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               616            215           3,716
 Insurance operating costs and other
  expenses                                   2,896          1,610           1,826
 Dividends to policyholders                     17             21              12
                                          --------       --------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     6,622          5,032           9,613
                                          --------       --------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       (19)           949          (3,541)
 Income tax expense (benefit)                 (263)           228          (1,399)
                                          --------       --------       ---------
           INCOME (LOSS) FROM CONTINUING
                  OPERATIONS, NET OF TAX       244            721          (2,142)
 Income (loss) from discontinued
  operations, net of tax                        --             31              (5)
                                          --------       --------       ---------
                       NET INCOME (LOSS)       244            752          (2,147)
   Net income attributable to the
    noncontrolling interest                     --              8              10
                                          --------       --------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $244           $744         $(2,157)
                                          --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                 2011                     2010                     2009
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                                 $244                     $744                  $(2,157)
                                               --------                 --------                 --------
Other comprehensive income (loss) (1)
  Change in net unrealized gain/loss on
   securities (2)                                 1,100                    1,298                    3,229
  Change in net gain/loss on cash-flow
   hedging instruments                              103                      117                     (292)
  Change in foreign currency translation
   adjustments                                       (2)                     (18)                     115
                                               --------                 --------                 --------
  Total other comprehensive income                1,201                    1,397                    3,052
                                               --------                 --------                 --------
              TOTAL COMPREHENSIVE INCOME         $1,445                   $2,141                     $895
                                               --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $713, $(699) and $(1,739) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                              AS OF DECEMBER 31,
                                             2011             2010
                                             (IN MILLIONS, EXCEPT
                                                FOR SHARE DATA)
--------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $46,236 and $45,323) (includes
  variable interest entity assets, at
  fair value, of $153 and $406)              $47,778          $44,834
 Fixed maturities, at fair value using
  the fair value option (includes
  variable interest entity assets, at
  fair value, of $338 and $323)                1,317              639
 Equity securities, trading, at fair
  value (cost of $1,860 and $2,061)            1,967            2,279
 Equity securities, available for sale,
  at fair value (cost of $443 and $320)          398              340
 Mortgage loans (net of allowances for
  loan losses of $23 and $62)                  4,182            3,244
 Policy loans, at outstanding balance          1,952            2,128
 Limited partnership and other
  alternative investments (includes
  variable interest entity assets of $7
  and $14)                                     1,376              838
 Other investments                             1,974            1,461
 Short-term investments                        3,882            3,489
                                          ----------       ----------
                       TOTAL INVESTMENTS      64,826           59,252
                                          ----------       ----------
 Cash                                          1,183              531
 Premiums receivable and agents'
  balances                                        64               67
 Reinsurance recoverables                      5,006            3,924
 Deferred policy acquisition costs and
  present value of future profits              4,598            4,949
 Deferred income taxes, net                    1,606            2,138
 Goodwill                                        470              470
 Other assets                                    925              692
 Separate account assets                     143,859          159,729
                                          ----------       ----------
                            TOTAL ASSETS    $222,537         $231,752
                                          ----------       ----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    11,831         $11, 385
 Other policyholder funds and benefits
  payable                                     45,016           43,395
 Other policyholder funds and benefits
  payable -- international unit-linked
  bonds and pension products                   1,929            2,252
 Consumer notes                                  314              382
 Other liabilities (includes variable
  interest entity liabilities of $477
  and $422)                                    9,927            6,398
 Separate account liabilities                143,859          159,729
                                          ----------       ----------
                       TOTAL LIABILITIES    $212,876         $223,541
                                          ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                 6                6
 Additional paid-in capital                    8,271            8,265
 Accumulated other comprehensive income
  (loss), net of tax                             829             (372)
 Retained earnings                               555              312
                                          ----------       ----------
              TOTAL STOCKHOLDER'S EQUITY       9,661            8,211
                                          ----------       ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $222,537         $231,752
                                          ----------       ----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                                            OTHER
                                            COMMON               ADDITIONAL             COMPREHENSIVE
                                            STOCK             PAID-IN CAPITAL           INCOME (LOSS)
                                                                    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                   $ (372)
Capital contributions from parent              --                        6                       --
Dividends declared                             --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,201
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                     $829
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                 $ (1,941)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      172
Capital contributions from parent              --                     (192)                      --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,397
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                    $(372)
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2008                    $ 6                  $ 6,157                 $ (4,531)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                     (462)
Capital contributions from parent (1)          --                    2,300                       --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net loss                                       --                       --                       --
Total other comprehensive income               --                       --                    3,052
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                  $(1,941)
                                             ----                 --------                 --------


                                             RETAINED                  NON-                   TOTAL
                                             EARNINGS              CONTROLLING            STOCKHOLDER'S
                                            (DEFICIT)                INTEREST                 EQUITY
                                                                  (IN MILLIONS)
--------------------------------------  ------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                      $ 312                   $ --                  $ 8,211
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,201
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2011           $555                   $ --                   $9,661
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                     $ (287)                  $ 61                  $ 6,296
Cumulative effect of accounting
 changes, net of DAC and tax                     (146)                    --                       26
Capital contributions from parent                  --                     --                     (192)
Dividends declared                                  1                     --                        1
Change in noncontrolling interest
 ownership                                         --                    (69)                     (69)
Net income                                        744                      8                      752
Total other comprehensive income                   --                     --                    1,397
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2010           $312                   $ --                   $8,211
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2008                    $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 changes, net of DAC and tax                      462                     --                       --
Capital contributions from parent (1)              --                     --                    2,300
Dividends declared                                (38)                    --                      (38)
Change in noncontrolling interest
 ownership                                         --                   (114)                    (114)
Net loss                                       (2,157)                    10                   (2,147)
Total other comprehensive income                   --                     --                    3,052
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2009          $(287)                   $61                   $6,296
                                             --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $244           $752        $(2,147)
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 616            232          3,727
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (533)          (521)          (674)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     252             13            574
 Reinsurance recoverables                  57             26             66
 Receivables and other assets               9           (112)           (20)
 Payables and accruals                  2,402            295            420
 Accrued and deferred income taxes       (115)           (90)          (797)
 Net realized capital losses                1            882            877
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                   (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                     312            164           (809)
 Depreciation and amortization            194            207            173
 Other, net                              (108)           201            328
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES    $3,008         $1,882         $2,522
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale     $19,203        $28,581        $37,224
 Fixed maturities, fair value
  option                                   37             20             --
 Equity securities,
  available-for-sale                      147            171            162
 Mortgage loans                           332          1,288            413
 Partnerships                             128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value
  option                                 (661)           (74)            --
 Equity securities,
  available-for-sale                     (230)          (122)           (61)
 Mortgage loans                        (1,246)          (189)          (197)
 Partnerships                            (436)          (172)          (121)
 Proceeds from business sold               --            241             --
 Derivatives payments (sales), net        938           (644)          (520)
 Change in policy loans, net              176             (8)            34
 Change in payables for collateral
  under securities lending, net            --            (46)        (1,805)
 Change in all other, net                   1           (117)            25
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES   $(2,128)          $209          $(192)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                 $12,124        $15,405        $13,398
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    10,439          8,211          6,805
 Net repayments at maturity or
  settlement of consumer notes            (68)          (754)           (74)
 Issuance of structured financing          --             --           (189)
 Capital contributions (1),(2)             --           (195)         1,397
 Dividends paid (1)                        --             --            (33)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES     $(225)       $(2,363)       $(2,183)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     (3)            10            (15)
 Net increase (decrease) in cash          652           (262)           132
 Cash -- beginning of year                531            793            661
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,183           $531           $793
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes             $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued a standard clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This standard will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This standard may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption as of the beginning of a fiscal year is permitted.

The Company elected to adopt this standard retrospectively on January 1, 2012, resulting in a write down of the Company's deferred acquisition costs relating to those costs which no longer meet the revised standard as summarized above. The Company estimates the cumulative effect of the retrospective adoption of this standard, when reflected in future financial statements, will reduce stockholders' equity as of December 31, 2011 by approximately $750, after-tax and decrease 2011 net income by approximately $15. Excluding the effects of DAC Unlock and amortization related to realized gains and losses, the estimated effect would be a decrease to 2011 net income of approximately $50. Future income statement impacts will reflect higher non-deferrable expenses and lower amortization due to the lower DAC balance, before the effect of any DAC Unlock and amortization related to realized gains and losses.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       NOTE
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,245           $99,482
 Individual Life                                        17,456            15,911
 Retirement Plans                                       35,410            34,153
 Mutual Funds                                              182               153
 Runoff Operations                                      79,658            78,905
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $222,537          $231,752
                                                   -----------       -----------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            2011                            2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity                                      $1,595                   $1,707                    $1,551
  Fixed / MVA and other annuity                                        56                       14                        (2)
                                                                 --------                 --------                 ---------
  Total Individual Annuity                                          1,651                    1,721                     1,549
 INDIVIDUAL LIFE
  Variable life                                                       396                      416                       503
  Universal life                                                      429                      367                       362
  Term life                                                            33                       36                        37
                                                                 --------                 --------                 ---------
  Total Individual Life                                               858                      819                       902
 RETIREMENT PLANS
  401(k)                                                              332                      318                       286
  Government plans                                                     48                       41                        38
                                                                 --------                 --------                 ---------
  Total Retirement Plans                                              380                      359                       324
 MUTUAL FUNDS
  Non-Proprietary                                                     511                      519                       437
  Proprietary                                                          58                       61                        --
                                                                 --------                 --------                 ---------
  Total Mutual Funds                                                  569                      580                       437
                                                                 --------                 --------                 ---------
 RUNOFF OPERATIONS                                                    221                      254                       549
                                                                 --------                 --------                 ---------
 OTHER                                                                357                      333                       339
                                                                 --------                 --------                 ---------
  Total premiums, fees, and other considerations                    4,036                    4,066                     4,100
                                                                 --------                 --------                 ---------
 Net investment income                                              2,566                    2,859                     2,848
 Net realized capital losses                                            1                     (944)                     (876)
                                                                 --------                 --------                 ---------
                                            TOTAL REVENUES         $6,603                   $5,981                    $6,072
                                                                 --------                 --------                 ---------
NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE
 COMPANY
 Individual Annuity                                                   $87                     $371                   $(1,962)
 Individual Life                                                      104                      195                         8
 Retirement Plans                                                      15                       47                      (222)
 Mutual Funds                                                          98                      129                        32
 Runoff Operations                                                    (20)                     (78)                       77
 Other                                                                (40)                      80                       (90)
                                                                 --------                 --------                 ---------
                                   TOTAL NET INCOME (LOSS)           $244                     $744                   $(2,157)
                                                                 --------                 --------                 ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                                                  $769                     $813                      $770
 Individual Life                                                      420                      362                       304
 Retirement Plans                                                     396                      364                       315
 Mutual Funds                                                           1                       (1)                      (16)
 Runoff Operations                                                    941                    1,221                     1,279
 Other                                                                 39                      100                       196
                                                                 --------                 --------                 ---------
                               TOTAL NET INVESTMENT INCOME         $2,566                   $2,859                    $2,848
                                                                 --------                 --------                 ---------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Individual Annuity                                                  $186                     $(39)                   $3,189
 Individual Life                                                      219                      120                       312
 Retirement Plans                                                     134                       27                        56
 Mutual Funds                                                          47                       51                        50
 Runoff Operations                                                     30                       56                       111
 Other                                                                 --                       --                        (2)
                                                                 --------                 --------                 ---------
                                 TOTAL AMORTIZATION OF DAC           $616                     $215                    $3,716
                                                                 --------                 --------                 ---------
INCOME TAX EXPENSE (BENEFIT)
 Individual Annuity                                                 $(220)                     $41                   $(1,299)
 Individual Life                                                       22                       93                       (27)
 Retirement Plans                                                     (45)                      13                      (143)
 Mutual Funds                                                          52                       51                        20
 Runoff Operations                                                    (48)                      10                        80
 Other                                                                (24)                      20                       (30)
                                                                 --------                 --------                 ---------
                        TOTAL INCOME TAX EXPENSE (BENEFIT)          $(263)                    $228                   $(1,399)
                                                                 --------                 --------                 ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2011
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,093                $ --                  $1,776                  $317
 CDOs                                                 1,798                  --                   1,470                   328
 CMBS                                                 4,269                  --                   3,921                   348
 Corporate                                           30,229                  --                  28,732                 1,497
 Foreign government/government agencies               1,224                  --                   1,187                    37
 States, municipalities and political
  subdivisions ("Municipal")                          1,557                  --                   1,175                   382
 RMBS                                                 3,823                  --                   2,890                   933
 U.S. Treasuries                                      2,785                 487                   2,298                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               47,778                 487                  43,449                 3,842
Fixed maturities, FVO                                 1,317                  --                     833                   484
Equity securities, trading                            1,967               1,967                      --                    --
Equity securities, AFS                                  398                 227                     115                    56
Derivative assets
 Credit derivatives                                     (27)                 --                      (6)                  (21)
 Equity derivatives                                      31                  --                      --                    31
 Foreign exchange derivatives                           505                  --                     505                    --
 Interest rate derivatives                               78                  --                      38                    40
 U.S. GMWB hedging instruments                          494                  --                      11                   483
 U.S. macro hedge program                               357                  --                      --                   357
 International program hedging instruments              533                  --                     567                   (34)
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,971                  --                   1,115                   856
Short-term investments                                3,882                 520                   3,362                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 3,073                  --                      --                 3,073
Separate account assets (2)                         139,421             101,633                  36,757                 1,031
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $199,807             104,834                  85,631                 9,342
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(5,776)               $ --                    $ --               $(5,776)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (5,785)                 --                      --                (5,785)
Derivative liabilities
 Credit derivatives                                    (493)                 --                     (25)                 (468)
 Equity derivatives                                       5                  --                      --                     5
 Foreign exchange derivatives                           140                  --                     140                    --
 Interest rate derivatives                             (315)                 --                    (184)                 (131)
 U.S. GMWB hedging instruments                          400                  --                      --                   400
 International program hedging instruments                9                  --                      10                    (1)
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (254)                 --                     (59)                 (195)
Other liabilities                                        (9)                 --                      --                    (9)
Consumer notes (4)                                       (4)                 --                      --                    (4)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(6,052)               $ --                    $(59)              $(5,993)
                                                  ---------           ---------                --------              --------

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 Municipal                                            1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           784                  --                     784                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 U.S. GMWB hedging instruments                          339                  --                    (122)                  461
 U.S. macro hedge program                               203                  --                      --                   203
 International program hedging instruments              235                   2                     228                     5
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 U.S. GMWB hedging instruments                          128                  --                     (11)                  139
 International program hedging instruments               (2)                 (2)                     --                    --
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs a ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
               - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
               - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
               - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
               - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
               - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
               - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
               - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.
               - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
               - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs and residential mortgage-backed securities ("RMBS") primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
               - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
               - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.
               - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                                FIXED MATURITIES, AFS
                                                                                                      FOREIGN
                                                                                                    GOVT./GOVT.
                               ABS         CDOS             CMBS               CORPORATE              AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408       $1,869            $492                 $1,486                  $40
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)         (30)             13                    (27)                  --
 Included in OCI (3)             18          112              41                    (14)                  --
Purchases                        35           --              18                     83                   --
Settlements                     (32)        (129)            (72)                   (92)                  (3)
Sales                            (9)         (54)           (225)                  (122)                  --
Transfers into Level 3 (4)       79           30             131                    498                   29
Transfers out of Level 3 (4)   (156)      (1,470)            (50)                  (315)                 (29)
                               ----       ------            ----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011  $317         $328            $348                 $1,497                  $37
                               ----       ------            ----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)        $(29)            $(5)                  $(11)                $ --
                               ----       ------            ----                 ------                 ----

                                                       FIXED MATURITIES, AFS
                                                                 TOTAL FIXED              FIXED
                                                                 MATURITIES,           MATURITIES,
                                 MUNICIPAL          RMBS             AFS                   FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                               $258            $1,105          $5,658                 $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)           --             (21)              (91)                  23
 Included in OCI (3)                  46              (3)              200                   --
Purchases                             87              25               248                   --
Settlements                           --            (111)             (439)                  (2)
Sales                                 --             (16)             (426)                 (43)
Transfers into Level 3 (4)            --              69               836                   --
Transfers out of Level 3 (4)          (9)           (115)           (2,144)                  (5)
                                    ----            ----            ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011       $382            $933            $3,842                 $484
                                    ----            ----            ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)              $ --            $(15)             $(74)                 $19
                                    ----            ----            ------                 ----

                                                              FREESTANDING DERIVATIVES (5)

                                  EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS           CREDIT                EQUITY                RATE
-----------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $47            $(344)                $4                   $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)          (11)            (144)                (8)                     9
 Included in OCI (3)                  (3)              --                 --                     --
Purchases                             31               20                 40                     --
Settlements                           --              (21)                --                    (47)
Sales                                 (4)              --                 --                     --
Transfers out of Level 3 (4)          (4)              --                 --                     --
                                   -----          -------                 --                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56            $(489)                $36                  $(91)
                                   -----          -------                 --                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $(9)           $(137)                $(8)                  $10
                                   -----          -------                 --                  -----

                                                       FREESTANDING DERIVATIVES (5)
                                                        U.S.               INTL.
                                    U.S.               MACRO              PROGRAM             TOTAL FREE-
                                    GMWB               HEDGE              HEDGING              STANDING
                                  HEDGING             PROGRAM              INSTR.           DERIVATIVES (5)
-----------------------------  -----------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $600                $203                  $5                $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)           279                (128)                  3                  11
 Included in OCI (3)                   --                  --                  --                  --
Purchases                              23                 347                 (43)                387
Settlements                           (19)                (65)                 --                (152)
Sales                                  --                  --                  --                  --
Transfers out of Level 3 (4)           --                  --                  --                  --
                                   ------              ------              ------              ------
FAIR VALUE AS OF DECEMBER 31,
                         2011        $883                $357                $(35)               $661
                                   ------              ------              ------              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $278               $(107)                $(4)                $32
                                   ------              ------              ------              ------

                                        REINSURANCE RECOVERABLE FOR
                                            U.S. GMWB AND JAPAN               SEPARATE
                                          GMWB, GMIB, AND GMAB (6)            ACCOUNTS
-------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                    $2,002                      $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        504                          25
 Included in OCI (3)                                   111                          --
Purchases                                               --                         292
Settlements                                            456                          --
Sales                                                   --                        (171)
Transfers into Level 3 (4)                              --                          14
Transfers out of Level 3 (4)                            --                        (376)
                                                  --------                    --------
 FAIR VALUE AS OF DECEMBER 31, 2011                 $3,073                      $1,031
                                                  --------                    --------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2)                                                  $504                         $(1)
                                                  --------                    --------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                GUARANTEED                                        TOTAL OTHER
                                  LIVING                  EQUITY              POLICYHOLDER FUNDS
                               BENEFITS (7)            LINKED NOTES          AND BENEFITS PAYABLE
--------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(4,258)                   $(9)                   $(4,267)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                          (1,118)                    --                     (1,118)
 Included in OCI (3)                 (126)                    --                       (126)
Settlements                          (274)                    --                       (274)
                                  -------                  -----                    -------
  FAIR VALUE AS OF DECEMBER
                   31, 2011       $(5,776)                   $(9)                   $(5,785)
                                  -------                  -----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                         $(1,118)                  $ --                    $(1,118)
                                  -------                  -----                    -------


                                 OTHER         CONSUMER
                              LIABILITIES        NOTES
---------------------------  -----------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(37)           $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                           28              1
 Included in OCI (3)                --             --
Settlements                         --             --
                                  ----            ---
  FAIR VALUE AS OF DECEMBER
                   31, 2011        $(9)           $(4)
                                  ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                          $28             $1
                                  ----            ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                 FIXED MATURITIES, AFS
                                                                                                         FOREIGN
                                                                                                       GOVT./GOVT.
                                ABS         CDOS             CMBS                 CORPORATE              AGENCIES
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                           $497       $2,109             $269                  $5,239                  $80
Total realized/unrealized
 gains (losses)
 Included in net income (2)      (16)        (124)             (98)                    (10)                  --
 Included in OCI (3)              71          467              327                     193                    1
Purchases, issuances, and
 settlements                     (59)        (187)            (157)                    (66)                  (8)
Transfers into Level 3 (4)        40           42              267                     800                   --
Transfers out of Level 3 (4)    (125)        (438)            (116)                 (4,670)                 (33)
                               -----       ------            -----                 -------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010   $408       $1,869             $492                  $1,486                  $40
                               -----       ------            -----                 -------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)           $(6)       $(130)            $(58)                   $(20)                $ --
                               -----       ------            -----                 -------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                                $218              $995             $9,407             $ --
Total realized/unrealized
 gains (losses)
 Included in net income (2)             1               (38)              (285)              74
 Included in OCI (3)                   24               228              1,311               --
Purchases, issuances, and
 settlements                           19              (129)              (587)             (10)
Transfers into Level 3 (4)             --               102              1,251              447
Transfers out of Level 3 (4)           (4)              (53)            (5,439)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $258            $1,105             $5,658             $511
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $ --              $(35)             $(249)             $71
                                    -----            ------            -------            -----

                                                             FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                            FREESTANDING DERIVATIVES (5)
                                                               U.S.                 INTL.
                                         U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                         GMWB                  HEDGE               HEDGING               STANDING
                                        HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ---------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                     $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)                (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                        --                    --                   --                     --
Purchases, issuances, and
 settlements                               442                   237                   22                    660
Transfers into Level 3 (4)                  --                    --                   --                   (290)
Transfers out of Level 3 (4)                (4)                   --                   --                    (15)
                                         -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010             $600                  $203                   $5                   $415
                                         -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)                    $(61)                $(292)                $(29)                 $(296)
                                         -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                     182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                LIVING BENEFITS        INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                      (7)                  NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                               (259)                  2                   --                       (257)
Included in OCI (3)                    (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                        OTHER                CONSUMER
                                     LIABILITIES              NOTES
-----------------------------  ------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                                    $ --                    $(5)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                                  (26)                    --
Included in OCI (3)                        --                     --
Purchases, issuances and
 settlements                               --                     --
Transfers into Level 3 (4)                (11)                    --
                                         ----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2010            $(37)                   $(5)
                                         ----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                   $ --                   $ --
                                         ----                 ------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                2011                       2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          AS OF DECEMBER 31,
                                2011                         2010
-----------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                    $65                   $64
  CRE CDOs                               214                   260
  Corporate                              272                   251
  Foreign government                     766                    64
                                     -------                 -----
 Total fixed maturities, FVO          $1,317                  $639
OTHER LIABILITIES
 Credit-linked notes (1)                  $9                   $37
                                     -------                 -----

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                                 2010
                           2011              (BEFORE-TAX)            2009
--------------------------------------------------------------------------------
Fixed maturities             $1,941              $1,977              $2,094
Equity securities, AFS           10                  14                  43
Mortgage loans                  206                 199                 232
Policy loans                    128                 129                 136
Limited partnerships and
 other alternative
 investments                    143                 121                (171)
Other investments               226                 253                 242
Investment expenses             (74)                (72)                (71)
                           --------            --------            --------
 TOTAL SECURITIES AFS AND
                    OTHER     2,580               2,621               2,505
Equity securities,
 trading                        (14)                238                 343
                           --------            --------            --------
     TOTAL NET INVESTMENT
            INCOME (LOSS)    $2,566              $2,859              $2,848
                           --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                                 2010
                              2011           (Before-tax)            2009
--------------------------------------------------------------------------------
Gross gains on sales            $405               $486                $364
Gross losses on sales           (200)              (336)               (828)
Net OTTI losses recognized
 in earnings                    (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                   25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)          3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                --                 (3)                (33)
Results of variable annuity
 hedge program
 U. S. GMWB derivatives, net    (397)                89               1,464
 U. S. Macro hedge program      (216)              (445)               (733)
                              ------            -------            --------
 Total U.S. program             (613)              (356)                731
International program            723                (13)               (138)
                              ------            -------            --------
Total results of variable
 annuity hedge program           110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                        (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded
 reinsurance contracts           373                284                (577)
Other, net (2)                  (264)               180                 (64)
                              ------            -------            --------
  NET REALIZED CAPITAL GAINS
                    (LOSSES)      $1              $(944)              $(876)
                              ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)
                                  ---------       ---------       ---------

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2011
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,361                    $38                  $(306)            $2,093              $(3)
CDOs                                  2,055                     15                   (272)             1,798              (29)
CMBS                                  4,418                    169                   (318)             4,269              (19)
Corporate (2)                        28,084                  2,729                   (539)            30,229               --
Foreign govt./govt. agencies          1,121                    106                     (3)             1,224               --
Municipal                             1,504                    104                    (51)             1,557               --
RMBS                                  4,069                    170                   (416)             3,823              (97)
U.S. Treasuries                       2,624                    162                     (1)             2,785
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        46,236                  3,493                 (1,906)            47,778             (148)
Equity securities, AFS                  443                     21                    (66)               398               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $46,679                 $3,514                 $(1,972)          $48,176            $(148)
                                    -------                 ------                 ------            -------            -----

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                  $(356)            $2,068              $(1)
CDOs                                  2,278                     --                   (379)             1,899              (59)
CMBS                                  5,283                    146                   (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                   (538)            26,915                6
Foreign govt./govt. agencies            963                     48                     (9)             1,002               --
Municipal                             1,149                      7                   (124)             1,032               --
RMBS                                  4,450                     79                   (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                   (110)             2,772               --
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                 (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                    (41)               340               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)          $45,174            $(182)
                                    -------                 ------                 ------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)
CDOs                                             80                58              (22)
CMBS                                            911               830              (81)
Corporate (1)                                 2,942             2,823             (119)
Foreign govt./govt. agencies                     24                23               (1)
Municipal                                       202               199               (3)
RMBS                                            355               271              (84)
U.S. Treasuries                                 185               184               (1)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                               115                90              (25)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)
                                             ------            ------            -----

                                                            DECEMBER 31, 2011
                                                          12 MONTHS OR MORE
                                           AMORTIZED            FAIR           UNREALIZED
                                              COST             VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------
ABS                                          $1,002              $731              $(271)
CDOs                                          1,956             1,706               (250)
CMBS                                          1,303             1,066               (237)
Corporate (1)                                 2,353             1,889               (420)
Foreign govt./govt. agencies                     40                38                 (2)
Municipal                                       348               300                (48)
RMBS                                          1,060               728               (332)
U.S. Treasuries                                   -                 -                  -
                                             ------            ------            -------
                TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                               104                63                (41)
                                             ------            ------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                             ------            ------            -------

                                                           DECEMBER 31, 2011
                                                                 TOTAL
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,422             $1,116              $(306)
CDOs                                           2,036              1,764               (272)
CMBS                                           2,214              1,896               (318)
Corporate (1)                                  5,295              4,712               (539)
Foreign govt./govt. agencies                      64                 61                 (3)
Municipal                                        550                499                (51)
RMBS                                           1,415                999               (416)
U.S. Treasuries                                  185                184                 (1)
                                             -------            -------            -------
                TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                                219                153                (66)
                                             -------            -------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                             -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                           DECEMBER 31, 2010
                                                        LESS THAN 12 MONTHS
                                            COST OR
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $237              $226             $(11)
CDOs                                            316               288              (28)
CMBS                                            374               355              (19)
Corporate                                     3,726             3,591             (130)
Foreign govt./govt. agencies                    250               246               (4)
Municipal                                       415               399              (16)
RMBS                                          1,187             1,155              (32)
U.S. Treasuries                               1,142             1,073              (69)
                                             ------            ------            -----
           TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                           18                17               (1)
                                             ------            ------            -----
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $7,665            $7,350            $(310)
                                             ------            ------            -----

                                                             DECEMBER 31, 2010
                                                          12 MONTHS OR MORE
                                             COST OR
                                            AMORTIZED            FAIR           UNREALIZED
                                              COST              VALUE             LOSSES
--------------------------------------  -----------------------------------------------------------
ABS                                           $1,226              $881              $(345)
CDOs                                           1,934             1,583               (351)
CMBS                                           2,532             2,150               (382)
Corporate                                      2,777             2,348               (408)
Foreign govt./govt. agencies                      40                35                 (5)
Municipal                                        575               467               (108)
RMBS                                           1,379             1,000               (379)
U.S. Treasuries                                  158               117                (41)
                                             -------            ------            -------
           TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                           148               108                (40)
                                             -------            ------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $10,769            $8,689            $(2,059)
                                             -------            ------            -------

                                                           DECEMBER 31, 2010
                                                                 TOTAL
                                             COST OR
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,463             $1,107              $(356)
CDOs                                           2,250              1,871               (379)
CMBS                                           2,906              2,505               (401)
Corporate                                      6,503              5,939               (538)
Foreign govt./govt. agencies                     290                281                 (9)
Municipal                                        990                866               (124)
RMBS                                           2,566              2,155               (411)
U.S. Treasuries                                1,300              1,190               (110)
                                             -------            -------            -------
           TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                           166                125                (41)
                                             -------            -------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $18,434            $16,039            $(2,369)
                                             -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                   DECEMBER 31, 2011
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
----------------------------------------------------------------------------------------
Commercial                           $4,205               $(23)               $4,182
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                   --------              -----              --------

                                                   DECEMBER 31, 2010
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
-----------------------------  ---------------------------------------------------------
Commercial                           $3,306                (62)                3,244
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                   --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                     FOR THE YEARS ENDED DECEMBER 31,
                                     2011              2010          2009
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (62)            $ (260)        $ (13)
Additions                               25               (108)         (292)
Deductions                              14                306            45
                                     -----            -------       -------
BALANCE AS OF DECEMBER 31             $(23)              $(62)        $(260)
                                     -----            -------       -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
                                       Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $59                     1.4%                $51                     1.6%
Middle Atlantic                                      401                     9.6%                344                    10.6%
Mountain                                              61                     1.5%                 49                     1.5%
New England                                          202                     4.8%                188                     5.8%
Pacific                                            1,268                    30.3%                898                    27.7%
South Atlantic                                       810                    19.4%                679                    20.9%
West North Central                                    16                     0.4%                 19                     0.6%
West South Central                                   115                     2.7%                117                     3.6%
Other (1)                                          1,250                    29.9%                899                    27.7%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $127                     3.0%               $177                     5.5%
 Industrial                                        1,262                    30.1%                833                    25.7%
 Lodging                                              84                     2.0%                123                     3.8%
 Multifamily                                         734                    17.6%                479                    14.8%
 Office                                              836                    20.0%                796                    24.5%
 Retail                                              918                    22.0%                556                    17.1%
 Other                                               221                     5.3%                280                     8.6%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                     $25
Limited partnerships                              7                       3                       4
                                             ------                  ------                  ------
                                 TOTAL         $498                    $477                     $29
                                             ------                  ------                  ------

                                                               DECEMBER 31, 2010            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                    NOTIONAL AMOUNT                                  FAIR VALUE
                                        DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                            2011                      2010                  2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                             $8,389                   $10,113                $385                      $209
Equity swaps, options, and futures            5,320                     4,943                 498                       391
Interest rate swaps and futures               2,697                     2,800                  11                      (133)
                                          ---------                 ---------              ------                    ------
                              TOTAL         $16,406                   $17,856                $894                      $467
                                          ---------                 ---------              ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                59                        166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  35                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                               NET DERIVATIVES
                                          NOTIONAL AMOUNT                        FAIR VALUE
                                      DEC. 31,       DEC. 31,          DEC. 31,             DEC. 31,
                                        2011           2010              2011                 2010
--------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $6,339         $7,652             $276                 $144
 Foreign currency swaps                     229            255               (5)                  --
                                      ---------      ---------          -------              -------
              TOTAL CASH FLOW HEDGES      6,568          7,907              271                  144
                                      ---------      ---------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,007          1,079              (78)                 (47)
 Foreign currency swaps                     677            677              (39)                 (12)
                                      ---------      ---------          -------              -------
             TOTAL FAIR VALUE HEDGES      1,684          1,756             (117)                 (59)
                                      ---------      ---------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              6,252          5,490             (435)                (255)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 208            196              (10)                 (14)
  Japan 3Win foreign currency swaps       2,054          2,285              184                  177
  Japanese fixed annuity hedging
   instruments                            1,945          2,119              514                  608
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,134          1,730               23                   (5)
  Credit derivatives that assume
   credit risk (1)                        2,212          2,035             (545)                (376)
  Credit derivatives in offsetting
   positions                              5,020          5,175              (43)                 (57)
 EQUITY CONTRACTS
  Equity index swaps and options          1,433            188               23                  (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)      34,569         40,255           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts         7,193          8,767              443                  280
  U.S. GMWB hedging instruments          16,406         17,856              894                  467
  U.S. macro hedge program                6,819         13,057              357                  203
  International program product
   derivatives (2)                        2,009          2,023              (30)                 (14)
  International program hedging
   instruments                           28,719         12,691              542                  233
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             21,627         21,423           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts     50,756         51,934            2,630                1,722
                                      ---------      ---------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES    188,356        187,224           (1,198)              (1,285)
                                      ---------      ---------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                     $416           $441             $(45)                $(26)
 Other investments                       51,231         51,633            1,971                1,453
 Other liabilities                       28,717         20,318             (254)                (357)
 Consumer notes                              35             39               (4)                  (5)
 Reinsurance recoverables                55,140         58,834            3,073                2,002
 Other policyholder funds and
  benefits payable                       61,069         65,622           (5,785)              (4,267)
                                      ---------      ---------          -------              -------
                   TOTAL DERIVATIVES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------

                                              ASSET DERIVATIVES                  LIABILITY DERIVATIVES
                                                  FAIR VALUE                           FAIR VALUE
                                         DEC. 31,            DEC. 31,        DEC. 31,             DEC. 31,
                                           2011                2010            2011                 2010
------------------------------------  ------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                        $276                $182             $ --                 $(38)
 Foreign currency swaps                       17                  18              (22)                 (18)
                                          ------              ------          -------              -------
              TOTAL CASH FLOW HEDGES         293                 200              (22)                 (56)
                                          ------              ------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                          --                   4              (78)                 (51)
 Foreign currency swaps                       64                  71             (103)                 (83)
                                          ------              ------          -------              -------
             TOTAL FAIR VALUE HEDGES          64                  75             (181)                (134)
                                          ------              ------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                 417                 121             (852)                (376)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                    3                  --              (13)                 (14)
  Japan 3Win foreign currency swaps          184                 177               --                   --
  Japanese fixed annuity hedging
   instruments                               540                 608              (26)                  --
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                          35                  18              (12)                 (23)
  Credit derivatives that assume
   credit risk (1)                             2                   7             (547)                (383)
  Credit derivatives in offsetting
   positions                                 101                  60             (144)                (117)
 EQUITY CONTRACTS
  Equity index swaps and options              36                   5              (13)                 (15)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)           --                  --           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts            443                 280
  U.S. GMWB hedging instruments            1,022                 647             (128)                (180)
  U.S. macro hedge program                   357                 203               --                   --
  International program product
   derivatives (2)                            --                  --              (30)                 (14)
  International program hedging
   instruments                               672                 243             (130)                 (10)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                  --                  --           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts       2,901               2,342             (271)                (620)
                                          ------              ------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES       6,713               4,711           (7,911)              (5,996)
                                          ------              ------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                      $ --                $ --             $(45)                $(26)
 Other investments                         2,745               2,021             (774)                (568)
 Other liabilities                           981                 343           (1,235)                (700)
 Consumer notes                               --                  --               (4)                  (5)
 Reinsurance recoverables                  3,344               2,622             (271)                (620)
 Other policyholder funds and
  benefits payable                            --                  --           (5,785)              (4,267)
                                          ------              ------          -------              -------
                   TOTAL DERIVATIVES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                           RECOGNIZED IN INCOME
                                 ON DERIVATIVE (EFFECTIVE PORTION)                 ON DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)           $ (2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                  GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                   INTO INCOME (EFFECTIVE PORTION)
                                                                                2011                 2010             2009
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                    Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                           Net investment income (loss)        77                   56                28
Foreign currency swaps                 Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                        Net investment income (loss)        --                   --                 2
                                                                                ----                 ----            ------
                                                                    TOTAL        $82                  $54              $(85)
                                                                                ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                             GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011      HEDGED                           2010      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
-----------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $ --                 $ --                  $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                     (58)                  54                    (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1                     8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22                   (12)                  12
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(81)                 $77                  $(49)                 $45
                                             -----                 ----                 -----                 ----

                                           GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                             2009      HEDGED
                                               DERIVATIVE               ITEM
--------------------------------------  ------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $72                  $(68)
 Benefits, losses and loss adjustment
  expenses                                          (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)                 51                   (51)
 Benefits, losses and loss adjustment
  expenses                                            2                    (2)
                                                  -----                 -----
                                 TOTAL              $88                  $(81)
                                                  -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                       WEIGHTED
                                                                        AVERAGE
                                           NOTIONAL     FAIR           YEARS TO
                                          AMOUNT (2)    VALUE          MATURITY
------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $1,067       $(18)           3 years
 Below investment grade risk exposure          125         (7)           2 years
Basket credit default swaps (4)
 Investment grade risk exposure              2,375        (71)           3 years
 Investment grade risk exposure                353        (63)           5 years
 Below investment grade risk exposure          477       (441)           3 years
Embedded credit derivatives
 Investment grade risk exposure                 25         24            3 years
 Below investment grade risk exposure          300        245            5 years
                                            ------      -----          ---------
                                 TOTAL      $4,722      $(331)
                                            ------      -----

                                               UNDERLYING REFERENCED
                                             CREDIT OBLIGATION(S) (1)

                                                                AVERAGE        OFFSETTING
                                                                 CREDIT         NOTIONAL       OFFSETTING
                                             TYPE                RATING        AMOUNT (3)    FAIR VALUE (3)
--------------------------------------  -------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.              A+              $915           $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                 B+               114             (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                BBB+            1,128             17
 Investment grade risk exposure           CMBS Credit             BBB+              353             62
                                           Corporate
 Below investment grade risk exposure       Credit                BBB+               --             --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                BBB-               --             --
                                           Corporate
 Below investment grade risk exposure       Credit                BB+                --             --
                                        ---------------          ------          ------           ----
                                 TOTAL                                           $2,510            $57
                                                                                 ------           ----

                            AS OF DECEMBER 31, 2010

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,038         $(6)              3 years
 Below investment grade risk exposure           151          (6)              3 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,064          (7)              4 years
 Investment grade risk exposure                 352         (32)              6 years
 Below investment grade risk exposure           667        (334)              4 years
Embedded credit derivatives
 Investment grade risk exposure                  25          25               4 years
 Below investment grade risk exposure           325         286               6 years
                                             ------       -----            ----------
                                 TOTAL       $4,622        $(74)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL        OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
--------------------------------------  ------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                A+                $945            $(36)
                                           Corporate
 Below investment grade risk exposure       Credit                  BB-                 135             (11)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                  BBB+              1,155              (7)
 Investment grade risk exposure           CMBS Credit                A-                 352              32
                                           Corporate
 Below investment grade risk exposure       Credit                  BBB+                 --              --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                  BBB-                 --              --
                                           Corporate
 Below investment grade risk exposure       Credit                   BB                  --              --
                                        ---------------            ------            ------            ----
                                 TOTAL                                               $2,587            $(22)
                                                                                     ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191 , $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 4,949        $ 5,779        $ 9,944
Deferred costs                            533            521            674
Amortization -- DAC                      (429)          (381)          (813)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (187)           166         (2,905)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (269)        (1,120)        (1,080)
Effect of currency translation              1            (10)            24
Cumulative effect of accounting
 change, pre-tax (3)                       --             11            (54)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,598         $4,949         $5,779
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was a $49 charge related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                DECEMBER 31, 2011
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------------------------------------------------------------
Individual Life                      $224              $ --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

                                                DECEMBER 31, 2010
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------  ----------------------------------------------------
Individual Life                      $224                --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1,2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                   RETAINED
                                             ACCOUNT         NET AMOUNT           NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE            AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)        ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                     $ 20,718            5,998               $ 483                  68
 With 5% rollup (2)                              1,469              521                  37                  68
 With Earnings Protection Benefit Rider
  ("EPB") (3)
 Benefit Rider ("EPB") (3)                       5,378              940                  21                  65
 With 5% rollup & EPB                              585              169                   7                  68
                                           -----------        ---------            --------                 ---
 Total MAV                                      28,150            7,628                 548
Asset Protection Benefit (APB) (4)              22,343            3,139                 610                  66
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                     1,095              120                  37                  64
Reset (6) (5-7 years)                            3,139              307                 165                  68
Return of Premium (7) /Other                    21,512              876                 243                  65
                                           -----------        ---------            --------                 ---
                      SUBTOTAL U.S. GMDB      $ 76,239         $ 12,070             $ 1,603                  67
 Less: General Account Value with U.S.
  GMBD                                           7,251
                                           -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB        68,988
 Separate Account Liabilities without
  U.S. GMDB                                     74,871
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $143,859
                                           -----------        ---------            --------                 ---
JAPAN GMDB (10),(11)                          $ 16,983          $ 5,167                $ --                  68
JAPAN GMIB (10),(11)                           $16,262           $4,805                $ --                  67
                                           -----------        ---------            --------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2011                 2010
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $61,472              $75,601
Cash and cash equivalents                       $7,516                8,365
                                             ---------            ---------
                                 TOTAL         $68,988              $83,966
                                             ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9.  SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10.  COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $89 as of December 31, 2011 and $139 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)          54             300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          76          175          (2,387)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                                       -------       ------       ---------
                       TOTAL DEFERRED      (87)         174          (1,699)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(263)        $228         $(1,399)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $479            $531
Investment-related items                                 92             348
Insurance product derivatives                         2,011           1,792
NOL Carryover                                           252              83
Minimum tax credit                                      387             542
Foreign tax credit carryovers                            17              --
Depreciable & Amortizable assets                         37              48
Other                                                    23               1
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,298           3,345
 Valuation Allowance                                    (89)           (139)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,209           3,206
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                    (827)         (1,000)
Net unrealized gain on investments                     (735)             (5)
Employee benefits                                       (41)            (33)
Other                                                    --             (30)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,603)         (1,068)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)      1,606           2,138
                                                  ---------       ---------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $ 359 and $310, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $1.6 billion net deferred tax asset is $1.8 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                             (7)         332         $(1,239)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (1)           3              28
Valuation Allowance                        (50)          58              31
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(263)        $228         $(1,399)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
                                             -------       -------       -------
Statutory capital and surplus                 $5,920        $5,832        $5,365
                                             -------       -------       -------

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of future profits                         --            --           1,883
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,430)
Income tax expense (benefit)             (166)          308            (851)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,579)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                  2010                 2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERLY RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  877         1,238         1,505         2,392         3,385           690           855           712
Income (loss) from
 continuing operations,
 net of tax                    239            (7)          324           (84)         (525)          379           206           433
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              239            (8)          324           (85)         (525)          376           206           469
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company       $238          $(10)         $323          $(88)        $(521)         $374          $204          $468
                           -------       -------       -------       -------       -------       -------       -------       -------

21. SUBSEQUENT EVENT

On March 21, 2012, The Hartford announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, the Company will cease selling its individual annuity products in the second quarter of 2012. In addition, the Company is pursuing sales or other strategic alternatives for its Individual Life, Woodbury Financial Services and Retirement Plans businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and B of the Registration Statement.
(b)    (1)    Resolution of the board of directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
       (3)    (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(2)
              (b) Bylaws of Hartford.(2)
       (7)    Not applicable.
       (8)    Fund Participation Agreements
              (a) Fidelity Distributors Corporation
              (b) Hartford Securities Distribution Company, Inc.
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President and
              Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement File No. 33-59541, filed on April 22, 2011.

(2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Richard D. Fergesen (6)             Vice President
Michael Fish                        Actuary, Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin (1)                Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Ronald P. Herrmann                  Senior Vice President
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (7)                Actuary, Vice President
Jeannie M. Iannello (8)             Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (9)              Vice President/Regional Sales
Michael LeBoeuf                     Vice President
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (6)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti (3)                  Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (8)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (7)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 7755 3rd Street North, Oakdale, MN 55128

(7)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(8)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(9)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 29, 2012, there were 167,848 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Executive Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)           Vice President
Stuart M. Carlisle                Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey                       Director
Kathleen E. Jorens (4)            Vice President, Assistant Treasurer
Steven Kluever                    Vice President
Vernon Meyer                      Senior Vice President
Robert W. Paiano (4)              Senior Vice President, Treasurer
Sharon A. Ritchey                 President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                    Secretary
Martin A. Swanson                 Vice President/Marketing
Diane E. Tatelman                 Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(Registrant)

By:    David N. Levenson                    *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sadie R. Gordon
       Chief Executive Officer,                    Attorney-in-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer,
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                    *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
David N. Levenson, Chief Executive Officer,                          Sadie R. Gordon
 President, Chairman of the Board, Director*                         Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*              Date:  April 23, 2012

33-59541

                                 EXHIBIT INDEX

      (8)  Fund Participation Agreements
           (a) Fidelity Distributors Corporation
           (b) Hartford Securities Distribution Company, Inc.
      (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP
     (99)  Copy of Power of Attorney.